UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08918

HIRTLE CALLAGHAN TRUST

(Exact name of registrant as specified in charter)

FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE
W. CONSHOHOCKEN, PA	19428
(Address of principal executive offices)	(Zip code)

BISYS FUND SERVICES, 3435 STELZER RD., COLUMBUS, OHIO 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2006

Item 1.	Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Schedule of Portfolio Investments	September 30, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (97.62%):
Institutional Capital Corp. (76.35%):
Banking (6.17%):
682,100	BankAmerica Corp.	$36,540,097
658,000	Wells Fargo & Co.	23,806,440

		60,346,537

Beverages (2.16%):
323,550	Pepsico, Inc.	21,114,873

Chemicals (0.81%):
262,950	Imperial Chemical Industries PLC -ADR (b)	7,870,094

Clothing/Apparel (0.86%):
95,900	Nike, Inc., Class - B	8,402,758

Computer Systems (3.03%):
381,900	Hewlett Packard Co.	14,011,911
190,350	International Business Machines Corp.	15,597,279

		29,609,190

Conglomerates (4.97%):
322,200	Altria Group, Inc.	24,664,410
676,300	General Electric Co.	23,873,390

		48,537,800

Diversified (3.64%):
514,600	Honeywell International, Inc.	21,047,140
173,650	Temple - Inland, Inc.	6,963,365
86,100	Textron, Inc.	7,533,750

		35,544,255

Electronic Components & Instruments (1.36%):
234,100	Agilent Technologies, Inc. (a)	7,652,729
174,970	Microchip Technology, Inc.	5,672,527

		13,325,256

Financial Services (9.37%):
690,364	Citigroup, Inc.	34,290,379
92,900	Goldman Sachs Group, Inc.	15,715,893
535,900	J.P. Morgan Chase & Co.	25,165,863
226,572	Morgan Stanley	16,519,365

		91,691,500

Hotels & Motels (0.75%):
414,350	Intercontinental Hotels Group PLC -ADR (b)	7,309,134

Insurance (5.20%):
371,750	American International Group, Inc.	24,632,155
305,943	Aon Corp.	10,362,289
336,766	The St. Paul Travelers Cos., Inc.	15,790,958

		50,785,402

Media (0.47%):
123,500	Viacom, Inc. Class - B (a)	4,591,730

Medical Products (2.27%):
487,550	Baxter International, Inc.	22,164,023

Metals (0.77%):
39,500	Rio Tinto PLC - ADR (b)	7,490,385

Oil & Gas (8.53%):
527,400	Exxon Mobil Corp.	35,388,539
310,700	Halliburton Co.	8,839,415

252,400	Hess Corp. (b)	10,454,408
274,100	Occidental Petroleum Corp.	13,186,951
235,450	Total SA - ADR	15,525,573

		83,394,886

Paper Products (1.29%):
365,000	International Paper Co.	12,639,950

Pharmaceuticals (4.43%):
514,850	Bristol-Myers Squibb Co.	12,830,062
238,550	Medimmune, Inc. (a)	6,968,046
403,000	Novartis AG - ADR	23,551,320

		43,349,428

Railroads (2.04%):
314,700	CSX Corp.	10,331,601
217,750	Norfolk Southern Corp.	9,591,888

		19,923,489

Restaurants (2.72%):
679,750	McDonald’s Corp.	26,591,820

Retail (3.69%):
208,600	Target Corp.	11,525,150
497,000	Wal-Mart Stores, Inc.	24,512,040

		36,037,190

Telecommunications (6.12%):
670,250	BellSouth Corp.	28,653,188
599,000	Motorola, Inc.	14,975,000
944,300	Sprint Nextel Corp.	16,194,745

		59,822,933

Utilities (5.70%):
245,600	Dominion Resources, Inc.	18,785,944
255,300	Entergy Corp.	19,972,119
280,650	Exelon Corp.	16,990,551

		55,748,614

		746,291,247

JS Asset Management (5.60%):
Airlines & Services (0.22%):
30,330	AMR Corp. (a)	701,836
55,780	UAL Corp. (a)	1,482,075

		2,183,911

Auto Parts (0.23%):
107,550	Lear Corp.	2,226,285

Business Services (0.10%):
126,930	BearingPoint, Inc. (a)	997,670

Computer Software & Services (0.06%):
23,900	Dell, Inc. (a)	545,876

Diversified (0.05%):
12,010	Honeywell International, Inc.	491,209

Electric Utility (0.29%):
20,700	Mirant Corp. (a)	565,317
185,860	Reliant Energy, Inc. (a)	2,287,937

		2,853,254

Electrical & Electronic (0.11%):
29,890	General Electric Co.	1,055,117

Electronic Components & Instruments (0.38%):
125,430	Avnet, Inc. (a)	2,460,937
340,300	Sanmina-SCI Corp. (a)	1,272,722

		3,733,659

Financial Services (1.88%):
53,850	Citigroup, Inc.	2,674,730
62,600	Countrywide Financial Corp.	2,193,504
65,380	Fannie Mae	3,655,395
49,260	Freddie Mac	3,267,415
54,230	JPMorgan Chase & Co.	2,546,641
13,950	MGIC Investment Corp.	836,582
74,000	Washington Mutual, Inc.	3,216,779

		18,391,046

Food - Retail (0.06%):
17,830	Safeway, Inc.	541,141

Food Processing (0.17%):
104,600	Tyson Foods, Inc., Class - A	1,661,048

Health Care (0.22%):
259,150	Tenet Healthcare Corp. (a)	2,109,481

Homebuilding / Development (0.13%):
51,400	D.R. Horton, INC.	1,231,030

Manufacturing (0.43%):
101,146	AU Optronics Corp. - ADR	1,441,330
100,140	Tyco International Ltd.	2,802,918

		4,244,248

Paper Products (0.18%):
725,210	Abitibi-Consolidated, Inc.	1,791,269

Pharmaceuticals (0.19%):
41,860	Sanofi-Aventis - ADR	1,861,514

Retail (0.11%):
25,960	Federated Department Stores, Inc.	1,121,732

Telecommunications (0.74%):
211,050	Alcatel, SA - ADR	2,570,588
19,900	Embarq Corp.	962,563
1,072,730	Nortel Networks Corp. (a)	2,467,279
72,050	Sprint Nextel Corp.	1,235,658

		7,236,088

Tobacco (0.05%):
6,350	Altria Group, Inc.	486,093

		54,761,671

SSgA Funds Management, Inc. (15.67%):
Aerospace/Defense (0.06%):
500	Alliant Techsystems, Inc. (a)	40,530
700	Armor Holdings, Inc. (a)	40,131
600	DRS Technologies	26,202
200	Goodrich Corp.	8,104
7,340	Northrop Grumman Corp.	499,634

		614,601

Airlines & Services (0.02%):
1,100	AMR Corp. (a)	25,454
7,689	Southwest Airlines Co.	128,099
2,500	Ual Corp. (a)	66,425

		219,978

Auction House (0.01%):
2,151	Adesa, Inc.	49,710

Auto Parts (0.05%):
1,912	Autoliv, Inc.	105,370
1,200	BorgWarner, Inc.	68,604
300	Gentex Corp.	4,263
3,967	Genuine Parts Co.	171,097
2,437	Paccar, Inc.	138,958
1,000	TRW Automotive Holdings Corp. (a)	24,070

		512,362

Automobile Production (0.07%):
42,121	Ford Motor Co.	340,759
10,991	General Motors Corp., Class - H	365,561

		706,320

Banking (2.12%):
3,200	American Capital Strategies	126,304
8,097	AmSouth BanCorp	235,137
3,085	Associated Banc-Corp.	100,263
2,051	Astoria Financial Corp.	63,212
1,800	BanCorpSouth, Inc.	49,968
105,849	Bank of America Corp.	5,670,330
415	Bank of Hawaii Corp.	19,986
16,661	Bank of New York Co., Inc.	587,467
12,589	BB&T Corp.	551,146
524	BOK Financial Corp.	27,562

5,888	Capital One Financial Corp.	463,156
400	Capitol Federal Financial	14,224
4,600	CIT Group, Inc.	223,698
984	City National Corp.	65,987
3,555	Colonial BankGroup, Inc.	87,098
3,787	Comerica, Inc.	215,556
1,619	Commerce Bancshares, Inc.	81,875
2,972	Compass Bancshares, Inc.	169,345
766	Cullen/Frost Bankers, Inc.	44,290
100	East-West BanCorp, Inc.	3,961
11,100	Fifth Third BanCorp	422,688
200	First Citizens BancShares, Class A	38,220
3,971	Fulton Financial Corp.	64,290
6,600	Hudson City BanCorp, Inc.	87,450
5,600	Huntington Bancshares, Inc.	134,008
2,431	Janus Capital Group, Inc.	47,939
2,700	Jefferies Group, Inc.	76,950
9,300	KeyCorp	348,192
1,736	M & T Bank Corp.	208,251
5,948	Marshall & Ilsley Corp.	286,575
1,025	Mellon Financial Corp.	40,078
2,900	Mercantile Bankshares Corp.	105,183
13,247	National City Corp.	484,840
10,842	North Fork BanCorp., Inc.	310,515
257	Northern Trust Corp.	15,017
6,877	PNC Bank Corp.	498,170
6,510	Popular, Inc.	126,554
2,200	Sky Financial Group, Inc.	54,780
9,247	Sovereign BanCorp, Inc.	198,903
8,397	SunTrust Banks, Inc.	648,920
3,400	Synovus Financial Corp.	99,858
1,814	TCF Financial Corp.	47,690
2,345	TD Banknorth, Inc.	67,724
41,349	U.S. BanCorp	1,373,613
1,303	UnionBanCal Corp.	79,353
2,845	Valley National BanCorp	72,747
37,334	Wachovia Corp.	2,083,236
2,060	Washington Federal, Inc.	46,226
22,261	Washington Mutual, Inc.	967,686
1,200	Webster Financial Corp.	56,532
66,198	Wells Fargo Co.	2,395,043
1,450	Whitney Holding Corp.	51,867
1,541	Wilmington Trust Corp.	68,652
2,460	Zions BanCorp.	196,333

		20,604,648

Beverages (0.15%):
6,500	Anheuser-Busch Cos., Inc.	308,815
7,200	Coca-Cola Enterprises, Inc.	149,976
16,044	Coca-Cola Enterprises, Inc.	716,846
3,760	Constellation Brands, Inc., Class - A (a)	108,213
1,120	Molson Coors Brewing Co., Class - B	77,168
1,500	Pepsi Bottling Group, Inc.	53,250
1,607	PepsiAmericas, Inc.	34,293

		1,448,561

Biotechnology (0.03%):
4,100	Biogen Idec, Inc. (a)	183,188
1,100	Charles River Laboratories International, Inc. (a)	47,751
3,102	Millenium Pharmaceuticals (a)	30,865

		261,804

Broadcasting (0.07%):
2,500	Cablevision Systems Corp.	56,775
11,753	Clear Channel Communications, Inc.	339,074
4,784	Discovery Holding Co., Class - A (a)	69,177

600	Hearst - Argyle Television, Inc.	13,770
6,318	Liberty Global, Inc., Class - A (a)	162,625

1,540	Univision Communications, Inc., Class - A (a)	52,884

Business Services (0.03%):
300	Equifax, Inc.	11,013
300	Fair Issac Corp.	10,971
1,700	Fidelity National Information Services, Inc.	62,900
1,100	Hewitt Associates, Inc. (a)	26,686
1,300	IMS Health, Inc.	34,632
1	Live Nation, Inc. (a)	13
247	Manpower, Inc.	15,134
3,200	Sabre Holdings Corp.	74,847
4,600	ServiceMaster Co.	51,566
200	The Brink’s Co.	10,612

		298,374

Cable (0.08%):
22,296	Comcast Corp., Class - A (a)	821,608

Casinos/Gaming (0.01%):
1,083	Harrah’s Entertainment, Inc.	71,944

Chemicals (0.26%):
4,621	Air Products & Chemicals, Inc.	306,696
100	Airgas, Inc.	3,617
900	Albemarle Corp.	48,897
1,452	Ashland, Inc.	92,609
895	Cabot Corp.	33,294
600	Celanese Corp., Series - A	10,740
5,500	Chemtura Corp.	47,685
900	Cytec Industries, Inc.	50,031
22,249	Dow Chemical Co.	867,266
4,179	E.I. Du Pont De Nemours & Co.	179,028
1,886	Eastman Chemical Co.	101,882
900	FMC Corp.	57,663
400	Huntsman Corp. (a)	7,280
700	International Flavors & Fragrance, Inc.	27,678
1,619	Lubrizol Corp.	74,037
3,392	PPG Industries, Inc.	227,535
3,282	Rohm & Haas Co.	155,403
1,000	Sherwin-Williams Co.	55,780
875	Sigma-Aldrich Corp.	66,211
3,200	The Mosaic Co. (a)	54,080
2,232	Valspar Corp.	59,371
300	Westlake Chemical Corp.	9,603

		2,536,386

Clothing/Apparel (0.05%):
5,600	Gap, Inc.	106,120
1,019	Hanesbrands Inc. (a)	22,946
2,500	Jones Apparel Group, Inc.	81,100
2,392	Liz Claiborne, Inc.	94,508
2,000	VF Corp.	145,900

		450,574

Computer Software & Services (0.14%):
1,600	Affiliated Computer Services, Inc., Class - A (a)	82,976
800	Applera Corp.	26,488
8,800	CA, Inc.	208,472
1,000	Cadence Design Systems, Inc. (a)	16,960
361	Ceridian Corp. (a)	8,072
3,957	Computer Sciences Corp. (a)	194,368
8,710	Compuware Corp. (a)	67,851
5,225	Electronic Data Systems Corp.	128,117
6,500	EMC Corp. (a)	77,870
2,500	Integrated Device Technology, Inc. (a)	40,150

300	McAfee, Inc. (a)	7,338
3,394	NCR Corp. (a)	133,995
8,500	Novell, Inc. (a)	52,020
12,870	Symantec Corp. (a)	273,873
1,400	Symbol Technologies, Inc.	20,804
300	The Reynolds & Reynolds Co., Class - A	11,853
7,969	Unisys Corp. (a)	45,105
300	Verisign, Inc. (a)	6,060

		1,402,372

Computer Systems (0.18%):
25,615	Hewlett Packard Co.	939,815
3,200	Ingram Micro, Inc. (a)	61,312
3,293	International Business Machines Corp.	269,828
600	Lexmark International Group, Inc. (a)	34,596
74,500	Sun Microsystems, Inc. (a)	370,265
1,221	Tech Data Corp. (a)	44,603

		1,720,419

Conglomerates (0.81%):
26,450	Altria Group, Inc.	2,024,748
500	Dover Corp.	23,720
2,200	Fortune Brands, Inc.	165,242
124,012	General Electric Co.	4,377,623
2,000	Hawaiian Electric Industries, Inc.	54,120
10,557	Honeywell International, Inc.	431,781
2,557	IAC/Interactive Corp. (a)	73,539
1,402	ITT Industries, Inc.	71,881
1,410	Pentair, Inc.	36,928
5,379	Raytheon Co.	258,246
1,367	SPX Corp.	73,052
949	Teleflex, Inc.	52,802
2,608	Temple - Inland, Inc.	104,581
197	Textron, Inc.	17,238
2,000	United Technologies Corp.	126,700
500	W.W. Grainger, Inc.	33,510

		7,925,711

Construction Materials & Supplies (0.03%):
100	Carlisle Cos., Inc.	8,410
2,600	Louisiana-Pacific Corp.	48,802
3,605	Masco Corp.	98,849
2,888	RPM International, Inc.	54,843
1,736	Timken Co.	51,698
1,500	United Rentals, Inc. (a)	34,875

		297,477

Consumer Products & Services (0.02%):
600	Jarden Corp. (a)	19,782
8,900	Mattel, Inc.	175,330
300	The Scotts Co.	13,347

		208,459

Containers & Packaging (0.02%):
2,472	Bemis Co., Inc.	81,229
1,100	Sealed Air Corp.	59,532
2,354	Sonoco Products Co.	79,189

		219,950

Correctional Services & Facilities (0.00%):
450	Corrections Corp. of America (a)	19,463

Education Services (0.00%):
100	Laureate Education, Inc. (a)	4,786

Electronic Components & Instruments (0.23%):
2,400	American Power Conversion Corp.	52,704
2,560	Arrow Electronics, Inc. (a)	70,221
9,800	Atmel Corp. (a)	59,192
1,438	Avnet, Inc. (a)	28,214

420	AVX Corp.	7,430
100	Beckman Coulter, Inc.	5,756
329	Diebold, Inc.	14,321
3,500	Eaton Corp.	240,975
553	Emerson Electric Co.	46,375
251	Energizer Holdings, Inc. (a)	18,069
5,000	Freescale Semiconductor, Inc., Class - B (a)	190,050
9,374	General Dynamics Corp.	671,835
946	Hubbell, Inc., Class - B	45,313
700	International Rectifier Corp. (a)	24,388
2,000	Intersil Holding Corp.	49,100
1,942	Johnson Controls, Inc.	139,319
9,000	Micron Technology, Inc. (a)	156,600
1,586	Parker-Hannifin Corp.	123,280
1,300	PerkinElmer, Inc.	24,609
8,300	Sanmina-SCI Corp. (a)	31,042
10,600	Solectron Corp. (a)	34,556
800	Spansion, Inc., Class - A (a)	13,336
3,100	Synopsys, Inc. (a)	61,132
530	Tektronix, Inc.	15,333
800	Teradyne, Inc. (a)	10,528
2,600	Thermo Electron Corp. (a)	102,258
3,255	Vishay Intertechnology, Inc. (a)	45,700

		2,281,636

Entertainment (0.11%):
32,725	The Walt Disney Co.	1,011,530
1,100	Warner Music Group Corp.	28,545

		1,040,075

Financial Services (2.00%):
1,720	A.G. Edwards, Inc.	91,642
3,330	Allied Capital Corp.	100,599
2,210	Ambac Financial Group, Inc.	182,878
2,308	Americredit Corp. (a)	57,677
4,900	Ameriprise Financial, Inc.	229,810
2,800	Bear Stearns Cos., Inc.	392,280
632	CapitalSource, Inc.	16,318
115,285	Citigroup, Inc.	5,726,205
3,100	Convergys Corp. (a)	64,015
14,054	Countrywide Credit Industries, Inc.	492,452
700	E*TRADE Group, Inc. (a)	16,744
22,500	Fannie Mae	1,257,975
2,800	First Horizon National Corp.	106,428
7,937	Freddie Mac	526,461
2,722	Golden West Financial Corp.	210,275
2,136	Goldman Sachs Group, Inc.	361,347
7,019	Hartford Financial Services Group, Inc.	608,898
1,194	IndyMac Mortgage Holdings, Inc.	49,145
2,685	iStar Financial, Inc.	111,965
80,640	J.P. Morgan Chase & Co.	3,786,854
1,300	Legg Mason, Inc.	131,118
10,826	Lehman Brothers Holdings, Inc.	799,608
17,495	Merrill Lynch & Co., Inc.	1,368,459
2,024	MGIC Investment Corp.	121,379
22,086	Morgan Stanley	1,610,290
1,200	Nationwide Financial Services, Inc.	57,720
1,000	New Century Financial Corp.	39,310
6,949	New York Community BanCorp	113,825
1,800	NYSE Group, Inc. (a)	134,550
5,997	Principal Financial Group	325,517
1,987	Raymond James Financial, Inc.	58,100
10,477	Regions Financial Corp.	385,449
1,600	South Financial Group, Inc.	41,648
100	Student Loan Corp.	19,218

		19,596,159

Food - Retail (0.08%):
14,652	Kroger Co.	339,047
10,400	Safeway, Inc.	315,640
4,849	Supervalu, Inc.	143,773

		798,460

Food Processing (0.25%):
15,145	Archer-Daniels-Midland Co.	573,693
2,281	Campbell Soup Co.	83,257
11,991	ConAgra Foods, Inc.	293,540
1,700	Corn Products International, Inc.	55,318
3,150	Dean Foods Co. (a)	132,363
4,300	Del Monte Foods Co.	44,935
7,399	General Mills, Inc.	418,783
3,437	H.J. Heinz Co.	144,113
1,609	Hormel Foods Corp.	57,892
1,400	J.M. Smucker Co.	67,130
1,500	Kellogg Co.	74,280
4,828	Kraft Foods, Inc.	172,166
548	McCormick & Co., Inc.	20,813
8,155	Sara Lee Corp.	131,051
2,274	Smithfield Foods, Inc. (a)	61,443
500	The Hershey Co.	26,725
4,918	Tyson Foods, Inc., Class - A	78,098

		2,435,600

Funeral Services (0.01%):
7,040	Service Corp. International	65,754

Furniture & Fixtures (0.02%):
827	Hillenbrand Industry, Inc.	47,122
1,840	Leggett & Platt, Inc.	46,055
1,072	Mohawk Industries, Inc. (a)	79,811

		172,988

Health Care (0.13%):
900	Community Health Systems, Inc. (a)	33,615
4,100	Health Management Associates, Inc., Class - A	85,690
200	Health Net, Inc. (a)	8,704
2,140	McKesson Corp.	112,821
2,726	Medco Health Solutions, Inc. (a)	163,860
1,376	Omnicare, Inc.	59,292
3,400	Tenet Healthcare Corp. (a)	27,676
1,625	Triad Hospitals, Inc. (a)	71,549
800	Universal Health Services, Inc.	47,944
8,019	WellPoint, Inc. (a)	617,863

		1,229,014

Homebuilding / Development (0.05%):
500	Beazer Homes USA, Inc.	19,520
1,500	Centex Corp.	78,930
3,272	D. R. Horton, Inc.	78,364
900	KB Home	39,420
1,848	Lennar Corp.	83,623
469	MDC Holdings, Inc.	21,785
2,468	Pulte Homes, Inc.	78,630
800	Standard Pacific Corp.	18,800
2,400	Toll Brothers, Inc. (a)	67,392

		486,464

Hotel/Gaming (0.00%):
797	Starwood Hotels & Resorts Worldwide	45,580

Hotels & Motels (0.01%):
3,912	Wyndham Worldwide Corp. (a)	109,419

Household Products & Appliances (0.44%):
1,418	Alberto-Culver Co., Class - B	71,737
3,487	Clorox Co.	219,681
1,200	Colgate-Palmolive Co.	74,520
2,430	Newell Rubbermaid, Inc.	68,818
60,400	Procter & Gamble Co.	3,743,591
1,690	Whirlpool Corp.	142,146

		4,320,493

Insurance (1.12%):
6,664	Aetna, Inc.	263,561
118	Alleghany Corp. (a)	34,103
14,685	Allstate Corp.	921,190
1,409	American Financial Group, Inc.	66,124
44,425	American International Group, Inc.	2,943,601
300	American National Insurance Co.	34,770
900	AmerUs Group Co.	61,209
7,283	Aon Corp.	246,675
1,500	Arthur J. Gallagher & Co.	40,005
3,000	Assurant, Inc.	160,230
9,650	Chubb Corp.	501,414
2,563	Cigna Corp.	298,128
3,717	Cincinnati Financial Corp.	178,639
500	CNA Financial Corp. (a)	18,010
3,600	Conseco, Inc. (a)	75,564
1,200	Erie Indemnity, Inc.	62,844
4,157	Fidelity National Financial, Inc.	173,139
835	Fidelity National Title Group, Inc., Class - A	17,501
2,000	First American Financial Corp.	84,680
10,600	Genworth Financial, Inc.	371,106
700	Hanover Insurance Group, Inc.	31,241
1,206	HCC Insurance Holdings, Inc.	39,653
3,798	Leucadia National Corp.	99,394
6,542	Lincoln National Corp.	406,099
10,188	Loews Corp.	386,125
204	Markel Corp. (a)	83,775
12,800	Marsh & McLennan Cos., Inc.	360,320
3,156	MBIA, Inc.	193,905
600	Mercury General Corp.	29,766
10,731	MetLife, Inc.	608,233
5,435	Old Republic International Corp.	120,385
300	Philadelphia Consolidated Holding Corp. (a)	11,934
2,166	PMI Group, Inc.	94,892
13,320	Progressive Corp.	326,873
1,631	Protective Life Corp.	74,618
1,880	Radian Group, Inc.	112,800
600	Reinsurance Group of America, Inc.	31,158
2,800	SAFECO Corp.	165,004
16,211	St. Paul Cos., Inc.	760,134
1,200	StanCorp Financial Group, Inc.	53,556
2,270	Torchmark Corp.	143,260
427	Transatlantic Holdings, Inc.	25,795
1,069	Unitrin, Inc.	47,218
8,095	UnumProvident Corp.	156,962
1,655	W.R. Berkley	58,570
47	Wesco Financial Corp.	20,539

		10,994,702

Machinery, Tools & Engineering (0.10%):
1,900	AGCO Corp. (a)	48,165
100	Black & Decker Corp.	7,935
1,200	Crane Co.	50,160
200	Cummins, Inc.	23,846
5,434	Deere & Co.	455,966
1,100	Flowserve Corp. (a)	55,649
900	Kennametal, Inc.	50,985
1,700	Novellus Systems (a)	47,022
2,460	Pall Corp.	75,793
1,800	Shaw Group, Inc. (a)	42,552
1,221	Snap-On, Inc.	54,396
600	Stanley Works	29,910
1,200	Terex Corp. (a)	54,264

		996,643

Manufacturing (0.01%):
1,400	Lennox International	32,060
1,100	URS Corp. (a)	42,779
1,000	USG Corp. (a)	47,040

		121,879

Media (0.28%):
15,647	CBS Corp., Class - B	440,777
3,302	Liberty Media Capital Corp. - Capital (a)	275,977
3,712	Liberty Media Holding Corp. - Interactive (a)	75,645
17,228	News Corp., Class - A	338,530
86,202	Time Warner, Inc.	1,571,463

		2,702,392

Medical Equipment & Supplies (0.02%):
977	Bausch & Lomb, Inc.	48,977
1,200	Fisher Scientific International, Inc. (a)	93,888
800	Invitrogen Corp. (a)	50,728
500	The Cooper Cos., Inc.	26,750

		220,343

Metals (0.16%):
12,238	Alcoa, Inc.	343,154
2,700	Commercial Metals Co.	54,891
2,000	Freeport-McMoran Copper & Gold, Inc., Class - B	106,520
500	Newmont Mining Corp.	21,375
7,200	Nucor Corp.	356,328
4,700	Phelps Dodge Corp.	398,090
1,400	Reliance Steel & Aluminum Co.	44,996
160	Rowan Cos., Inc.	5,061
1,100	Steel Dynamics	55,495
2,952	United States Steel Corp.	170,271

		1,556,181

Motion Pictures & Services (0.00%):
300	Dreamworks Animation SKG, Inc. (a)	7,473

Office Equipment (0.04%):
2,070	Pitney Bowes, Inc.	91,846
210	Steelcase, Inc.	3,295
21,500	Xerox Corp. (a)	334,540

		429,681

Oil & Gas (2.24%):
1,700	AGL Resources, Inc.	62,050
10,600	Anadarko Petroleum Corp.	464,598
7,690	Apache Corp.	486,008
1,900	Atmos Energy Corp.	54,245
1,100	Cabot Oil & Gas Corp.	52,723
8,700	Chesapeake Energy Corp.	252,126
51,474	ChevronTexaco Corp.	3,338,603
1,900	Cimarex Energy Company	66,861
38,301	ConocoPhillips	2,280,087
10,216	Devon Energy Corp.	645,140
28,688	Duke Energy Corp.	866,378
1,700	Energen Corp.	71,179
3,100	EOG Resources, Inc.	201,655
348	Equitable Resources, Inc.	12,173
132,275	Exxon Mobil Corp.	8,875,652
1,300	Forest Oil Corp. (a)	41,067
1,300	Frontier Oil Corp.	34,554
5,620	Hess Corp.	232,780
4,923	Lyondell Chemical Co.	124,897
8,412	Marathon Oil Corp.	646,883
4,191	MDU Resources Group, Inc.	93,627
4,300	Murphy Oil Corp.	204,465
287	National-Oilwell, Inc. (a)	16,804
3,078	Newfield Exploration Co. (a)	118,626

4,060	Noble Energy, Inc.	185,095
19,906	Occidental Petroleum Corp.	957,678
2,800	ONEOK, Inc.	105,812
2,900	Pioneer Natural Resources Co.	113,448
1,356	Pogo Producing Co.	55,528
670	Pride International, Inc. (a)	18,371
500	Seacor Holdings, Inc. (a)	41,250
2,180	Southern Union Co.	57,574
1,566	Sunoco, Inc.	97,390
1,600	Tesoro Corp.	92,768
2,400	UGI Corp.	58,680
14,218	Valero Energy Corp.	731,800
1,903	Vectren Corp.	51,096

		21,809,671

Paper Products (0.13%):
11,484	International Paper Co.	397,690
4,513	Kimberly-Clark Corp.	294,970
4,293	MeadWestvaco Corp.	113,807
1,662	Rayonier, Inc.	62,824
5,800	Smurfit-Stone Container Corp. (a)	64,960
5,662	Weyerhaeuser Co.	348,383

		1,282,634

Pharmaceuticals (0.93%):
7,100	Abbott Laboratories	344,776
4,014	AmerisourceBergen Corp.	181,433
24,643	Bristol-Myers Squibb Co.	614,104
900	Caremark Rx, Inc.	51,003
5,500	Eli Lilly & Co.	313,500
7,800	Johnson & Johnson, Inc.	506,532
5,700	King Pharmaceuticals, Inc. (a)	97,071
800	Lifepoint Hospitals, Inc. (a)	28,256
35,209	Merck & Co., Inc.	1,475,257
170,000	Pfizer, Inc.	4,821,200
2,378	Watson Pharmaceuticals, Inc. (a)	62,232
12,100	Wyeth	615,164

		9,110,528

Photography/Imaging Technology (0.02%):
6,730	Eastman Kodak Co.	150,752

Publishing & Printing (0.09%):
5,487	Gannett Co., Inc.	311,827
1,213	McClatchy Co., Class - A	51,176
3,238	New York Times Co., Class - A	74,409
1,200	R. H. Donnelley Corp.	63,480
5,022	R.R. Donnelley & Sons Co.	165,525
4,100	Tribune Co.	134,152
114	Washington Post Co., Class - B	84,018

		884,587

Railroads (0.07%):
5,310	CSX Corp.	174,327
1,100	Kansas City Southern Industries, Inc. (a)	30,041
4,180	Norfolk Southern Corp.	184,129
100	Trinity Industries, Inc.	3,217
3,349	Union Pacific Corp.	294,712

		686,426

Real Estate (0.07%):
2,001	AMB Property Corp.	110,275
4,926	Kimco Realty Corp.	211,178
4,303	Plum Creek Timber Co., Inc.	146,474
4,890	Realogy Corp. (a)	110,905
700	Ryland Group, Inc.	30,247
2,360	Trizec Properties	68,228

		677,307

Real Estate Investment Trusts (0.46%):
4,852	Annaly Mortgage Management, Inc.	63,755
2,304	Apartment Investment & Management Co.	125,361

4,900	Archstone-Smith Trust	266,756
1,700	AvalonBay Communities, Inc.	204,680
2,666	Boston Properties, Inc.	275,504
2,100	Brandywine Realty Trust	68,355
1,158	BRE Properties, Class - A	69,167
1,300	Camden Property Trust	98,813
1,500	CBL & Associates Properties, Inc.	62,865
1,000	Colonial Properties Trust	47,810
1,416	Developers Diversified Realty Corp.	78,956
3,200	Duke Realty Corp.	119,520
8,530	Equity Office Properties Trust	339,153
6,771	Equity Residential Properties Trust	342,478
300	Essex Property Trust, Inc.	36,420
600	Federal Realty Investment Trust	44,580
1,999	General Growth Properties, Inc.	95,252
3,296	Health Care Property Investors, Inc.	102,341
1,500	Health Care REIT, Inc.	60,015
1,650	Hospitality Properties Trust	77,880
12,149	Host Marriott Corp.	278,577
5,100	HRPT Properties Trust	60,945
2,013	Liberty Property Trust	96,201
1,467	Mack-Cali Realty Corp.	75,991
2,303	New Plan Excel Realty Trust	62,296
700	Pan Pacific Retail Properties, Inc.	48,594
5,641	ProLogis Trust	321,875
1,100	Public Storage, Inc.	94,589
1,900	Reckson Associates Realty Corp.	81,320
1,600	Regency Centers Corp.	110,016
2,317	Simon Property Group, Inc.	209,967
600	Taubman Centers, Inc.	26,652
2,700	Thornburg Mortgage, Inc.	68,769
1,000	Ventas, Inc.	38,540
2,800	Vornado Realty Trust	305,200
1,350	Weingarten Realty Investors	58,077

		4,517,270

Recreation (0.03%):
1,763	Brunswick Corp.	54,988
4,757	Expedia, Inc. (a)	74,590
3,959	Hasbro, Inc.	90,067
900	International Speedway Corp.	44,856

		264,501

Rental & Leasing (0.00%):
1,956	Avis Budget Group, Inc.	35,779

Restaurants (0.13%):
28,926	McDonald’s Corp.	1,131,585
660	OSI Restaurant Parnters, Inc.	20,929
1,582	Wendy’s International, Inc.	105,994

		1,258,508

Retail (0.19%):
100	AnnTaylor Stores Corp. (a)	4,186
3,617	AutoNation, Inc. (a)	75,595
1,000	Barnes & Noble, Inc.	37,940
1,500	BJ’s Wholesale Club, Inc. (a)	43,770
327	Circuit City Stores, Inc.	8,211
3,453	Costco Wholesale Cos.	171,545
1,800	CVS Corp.	57,816
1,400	Dillards, Inc., Class - A	45,822
500	Dollar General Corp.	6,815
2,100	Dollar Tree Stores, Inc. (a)	65,016
1,600	Family Dollar Stores, Inc.	46,784
11,720	Federated Department Stores, Inc.	506,421
3,174	Foot Locker, Inc.	80,144
3,700	Home Depot, Inc.	134,199
1,604	Officemax, Inc.	65,347
700	RadioShack Corp.	13,510

12,900	Rite Aid Corp. (a)	58,566
3,071	Saks, Inc.	53,067
1,988	Sears Holding Corp. (a)	314,283
1,300	Tiffany & Co.	43,160
1,100	United Auto Group, Inc.	25,740

		1,857,937

Semiconductors (0.01%):
300	Cree Research, Inc. (a)	6,033
300	Cypress Semiconductor Corp. (a)	5,331
1,300	Fairchild Semiconductor International (a)	24,310
1,000	KLA-Tencor Corp.	44,470
2,572	LSI Logic Corp. (a)	21,142
200	Rambus, Inc. (a)	3,488

		104,774

Telecommunications (1.10%):
328	ADC Telecommunications, Inc. (a)	4,920
9,098	Alltel Corp.	504,939
90,250	AT&T, Inc.	2,938,548
9,700	Avaya, Inc. (a)	110,968
41,962	BellSouth Corp.	1,793,876
2,776	CenturyTel, Inc.	110,124
1,471	Ciena Corp. (a)	40,096
4,360	Citizens Communications Co.	61,214
900	Comverse Technology, Inc. (a)	19,296
500	Crown Castle International Corp. (a)	17,620
3,385	Embarq Corp.	163,732
5,900	Juniper Networks, Inc. (a)	101,952
2,600	L-3 Communications Holdings, Inc.	203,658
600	Leap Wireless International, Inc. (a)	29,094
47,125	Lucent Technologies, Inc. (a)	110,273
12,300	Motorola, Inc.	307,500
6,818	NTL, Inc.	173,382
1,400	Quanta Services, Inc. (a)	23,604
36,900	Qwest Communications International, Inc. (a)	321,768
51,409	Sprint Nextel Corp.	881,664
1,126	Telephone & Data Systems, Inc.	47,405
10,089	Tellabs, Inc. (a)	110,575
157	U.S. Cellular Corp. (a)	9,373
67,753	Verizon Communications, Inc.	2,515,669
10,500	Windstream Corp.	138,493

		10,739,743

Tobacco (0.05%):
2,100	Carolina Group	116,319
4,002	Reynolds American, Inc.	248,004
1,645	UST, Inc.	90,195

		454,518

Transportation (0.03%):
1,100	Alexander & Baldwin, Inc.	48,807
500	GATX Corp.	20,685
2,300	Laidlaw International, Inc.	62,859
700	Overseas Shipholding Group, Inc.	43,239
1,387	Ryder Systems, Inc.	71,680
600	Swift Transportation Co., Inc. (a)	14,232
566	Tidewater, Inc.	25,012
1,400	YRC Worldwide, Inc. (a)	51,856

		338,370

Utilities (0.84%):
2,671	Alliant Energy Corp.	95,435
4,690	Ameren Corp.	247,585
9,210	American Electric Power, Inc.	334,968
1,216	Aqua America, Inc.	26,679
7,447	Centerpoint Energy, Inc.	106,641
5,100	CMS Energy Corp. (a)	73,644
5,688	Consolidated Edison, Inc.	262,786

3,633	Constellation Energy Group, Inc.	215,074
4,167	Detroit Edison Co.	172,972
8,038	Dominion Resources, Inc.	614,826
2,042	DPL, Inc.	55,379
9,212	Dynegy, Inc. (a)	51,034
7,526	Edison International	313,383
1,015	El Paso Energy Corp.	13,845
3,533	Energy East Corp.	83,803
4,794	Entergy Corp.	375,035
2,350	Exelon Corp.	142,269
7,650	FirstEnergy Corp.	427,328
9,408	Florida Power & Light, Inc.	423,360
1,900	Great Plains Energy, Inc.	58,938
4,090	KeySpan Corp.	168,263
7,089	Mirant Corp. (a)	193,601
1,900	National Fuel Gas Co.	69,065
6,412	NiSource, Inc.	139,397
3,398	Northeast Utilities	79,071
2,200	NRG Energy, Inc. (a)	99,660
2,538	NSTAR	84,668
2,007	OGE Energy Corp.	72,473
4,483	Pepco Holdings, Inc.	108,354
8,100	PG&E Corp.	337,365
2,398	Pinnacle West Capital Corp.	108,030
8,816	PPL Corp.	290,046
5,870	Progress Energy, Inc.	266,381
2,700	Progress Energy, Inc. (d) (a)	0
5,849	Public Service Enterprise Group, Inc.	357,900
2,783	Puget Energy, Inc.	63,258
268	Questar Corp.	21,914
7,364	Reliant Resources, Inc. (a)	90,651
2,598	SCANA Corp.	104,621
6,017	Sempra Energy	302,354
5,300	Sierra Pacific Resources (a)	76,002
17,202	Southern Co.	592,780
4,600	Teco Energy, Inc.	71,990
3,211	Williams Cos., Inc.	76,647
2,810	Wisconsin Energy Corp.	121,223
1,000	WPS Resources Corp.	49,630
9,370	Xcel Energy, Inc.	193,491

		8,233,819

Waste Disposal (0.01%):
5,340	Allied Waste Industries, Inc. (a)	60,182
157	Republic Services, Inc.	6,313
1,361	Waste Management, Inc.	49,921

		116,416

		153,224,288

Total Common Stocks (Cost $792,845,438)		954,277,206

Commercial Paper (2.20%):
Institutional Capital Corp. (2.20%):
21,500,000	United Parcel Service CP, 5.16%, 10/2/06 *	21,496,960

Total Commercial Paper (Cost $21,496,960)		21,496,960

Short-Term Investments (0.40%):
SSgA Funds Management, Inc. (0.40%):
Money Market Mutual Fund (0.40%):
3,921,415	Alliance Money Market Fund Prime Portfolio	3,921,415

Total Short-Term Investments (Cost $3,921,415)		3,921,415

Treasury Bills (0.04%):
SSgA Funds Management, Inc. (0.04%):

405,000	U.S. Treasury Bills, 4.93%, 12/7/06 (c) *	401,492

Total Treasury Bills (Cost $401,382)		401,492

Exchange Traded Funds (0.03%):
JS Asset Management (0.03%):
3,600	iShares Russell 1000 Value Index Fund	277,488

Total Exchange Traded Funds (Cost $261,557)		277,488

Time Deposit (0.02%):
Institutional Capital Corp. (0.00%):
30,855	Eurodollar Time Deposit, 4.50%, 10/2/06	30,855

JS Asset Management (0.02%):
143,366	Eurodollar Time Deposit, 4.50%, 10/2/06	143,366

Total Time Deposit (Cost $174,221)		174,221

Securities Held as Collateral for Securities on Loan (2.21%):
21,638,516	State Street Navigator Securities Lending Prime Portfolio	21,638,516

Total Securities Held as Collateral for Securities on Loan (Cost $21,638,516)		21,638,516

Total Investments (Cost $840,739,489) (a) - 102.52%		1,002,187,298
Liabilities in excess of other assets - (2.52)%		(24,614,167)

NET ASSETS - 100.00%		$977,573,131

*	Rate disclosed represents effective yield at purchase.

(a)	Represents non-income producing security.

(b)	All or part of this security has been placed on loan as of September 30, 2006.

(c)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

(d)	Escrow Security.

ADR – American Depositary Receipt

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain
34	S&P 500 E-mini Future	$2,287,350	December 2006	$34,555
3	S&P 400 E-mini Future	228,180	December 2006	4,272
3	Russell 1000 ® Future	1,092,975	December 2006	30,359
3	Russell 1000 Value ® Future	1,149,975	December 2006	21,734

				$90,920

See accompanying notes to the Schedule of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Schedule of Portfolio Investments	September 30, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (97.82%):
Sustainable Growth Advisers, L.P. (23.18%):
Banking (0.93%):
206,000	State Street Corp.	$12,854,400

Beverages-Non-Alcoholic (1.83%):
203,200	Coca-Cola Co.	9,078,976
248,200	PepsiCo, Inc.	16,197,532

		25,276,508

Biotechnology (2.39%):
228,500	Amgen, Inc. (a)	16,344,605
248,900	Genzyme Corp. (a)	16,793,283

		33,137,888

Communications Equipment (0.69%):
263,100	Qualcomm, Inc.	9,563,685

Computer Hardware (0.67%):
406,900	Dell, Inc. (a)	9,293,596

Consumer Products (0.90%):
200,400	Colgate-Palmolive Co.	12,444,840

Data Processing & Reproduction (1.13%):
331,300	Automatic Data Processing, Inc.	15,683,742

Department Stores (0.22%):
62,300	Wal-Mart Stores, Inc.	3,072,636

E-Commerce (0.79%):
384,100	eBay, Inc. (a)	10,893,076

Food & Beverages (0.94%):
381,500	Starbucks Corp. (a)	12,990,075

Food Products - Distribution (0.78%):
324,100	Sysco Corp.	10,841,145

Groceries, General Line (0.25%):
58,000	Whole Foods Market, Inc.	3,446,940

Household Products (0.99%):
220,800	Procter & Gamble Co.	13,685,184

Industrial Conglomerates (1.16%):
457,000	General Electric Co.	16,132,100

Insurance (0.73%):
152,500	American International Group, Inc.	10,104,650

Medical Products (1.26%):
194,900	Medtronic, Inc.	9,051,156
168,400	Stryker Corp.	8,350,956

		17,402,112

Pharmaceuticals (1.63%):
146,200	Johnson & Johnson	9,494,228
385,100	Teva Pharmaceutical Industries Ltd. - ADR	13,128,059

		22,622,287

Retail - Specialty (2.93%):
224,400	Costco Wholesale Corp.	11,148,192
352,500	Home Depot, Inc.	12,785,175
686,600	Staples, Inc.	16,704,978

		40,638,345

Software (2.28%):
144,100	Electronic Arts, Inc. (a)	8,023,488
618,500	Microsoft Corp.	16,903,605
132,900	SAP AG - ADR	6,578,550

		31,505,643

Transportation & Shipping (0.68%):
131,200	United Parcel Service, Inc., Class - B	9,438,528

		321,027,380

Jennison Associates LLC (35.80%):
Aerospace/Defense (1.49%):
124,400	Boeing Co.	9,808,940
171,400	United Technologies Corp.	10,858,190

		20,667,130

Apparel (1.15%):
258,900	Coach, Inc. (a)	8,906,160
80,500	Nike, Inc., Class - B	7,053,410

		15,959,570

Banking (0.94%):
218,900	UBS AG - ADR	12,982,959

Biotechnology (2.40%):
101,100	Amgen, Inc. (a)	7,231,683
156,400	Genentech, Inc. (a)	12,934,280
190,600	Gilead Sciences, Inc. (a)	13,094,220

		33,260,183

Chemicals (0.12%):
33,900	Monsanto Co.	1,593,639

Communications Equipment (1.03%):
257,000	Nokia Corp. - ADR	5,060,330
251,800	Qualcomm, Inc.	9,152,930

		14,213,260

Computer Hardware (0.88%):
158,700	Apple Computer, Inc. (a)	12,224,661

Consumer Finance (0.78%):
192,800	American Express Co.	10,812,224

Department Stores (1.35%):
257,500	Federated Department Stores, Inc.	11,126,575
137,600	Target Corp.	7,602,400

		18,728,975

Electronic Components & Instruments (0.38%):
159,400	Agilent Technologies, Inc. (a)	5,210,786

Electronic Forms (0.97%):
358,200	Adobe Systems, Inc. (a)	13,414,590

Energy Equipment & Services (0.74%):
165,400	Schlumberger Ltd.	10,259,762

Financial Services (2.65%):
515,000	Charles Schwab Corp.	9,218,500
40,600	Goldman Sachs Group, Inc.	6,868,302
242,300	KKR Private Equity Investors LP - ADR RDU (a) (d)	5,148,875
98,800	Merrill Lynch & Co., Inc.	7,728,136
103,600	NYSE Group, Inc. (a) (b)	7,744,100

		36,707,913

Food & Beverages (1.74%):
221,300	PepsiCo, Inc.	14,442,038
162,200	Whole Foods Market, Inc.	9,639,546

		24,081,584

Health Care Equipment & Supplies (1.29%):
98,400	Alcon, Inc.	11,266,800
185,100	St. Jude Medical, Inc. (a)	6,532,179

		17,798,979

Health Care Providers & Services (0.83%):
149,100	Wellpoint, Inc. (a)	11,488,155

Hotels / Motels (0.52%):
188,100	Marriott International, Inc., Class - A	7,268,184

Hotels, Restaurants & Leisure (0.37%):
151,900	Starbucks Corp. (a)	5,172,195

Household Products (0.72%):
160,962	Procter & Gamble Co.	9,976,425

Industrial Conglomerates (0.94%):
367,000	General Electric Co.	12,955,100

Insurance (1.18%):
157,300	American International Group, Inc.	10,422,698
50,700	CIGNA Corp.	5,897,424

		16,320,122

Media (1.34%):
260,800	News Corp., Class - A	5,124,720
435,900	The Walt Disney Co.	13,473,669

		18,598,389

Networking Products (0.86%):
516,500	Cisco Systems, Inc. (a)	11,879,500

Oil & Gas (0.48%):
136,800	Occidental Petroleum Corp.	6,581,448

Pharmaceuticals (4.29%):
158,200	Abbott Laboratories	7,682,192
154,800	Caremark Rx, Inc.	8,772,516
218,800	Novartis AG - ADR	12,786,672
181,500	Pfizer, Inc.	5,147,340
149,800	Roche Holdings AG - ADR	12,913,898
147,200	Sanofi-Aventis - ADR	6,545,984
107,300	Wyeth	5,455,132

		59,303,734

Restaurants (0.06%):
16,900	Chipotle Mexican Grill, Inc. - Class - A (a) (b)	839,423

Retail - Specialty (0.19%):
81,000	Williams-Sonoma, Inc.	2,623,590

Semiconductors (1.60%):
236,300	Broadcom Corp., Class - A (a)	7,169,342
458,200	Marvell Technology Group Ltd. (a)	8,875,334
185,400	Texas Instruments, Inc.	6,164,550

		22,209,226

Software (1.60%):
107,800	Electronic Arts, Inc. (a)	6,002,304
369,500	Microsoft Corp.	10,098,435
123,500	SAP AG - ADR (b)	6,113,250

		22,213,989

Telecommunications (1.73%):
294,100	Corning, Inc. (a)	7,178,981
453,500	Motorola, Inc.	11,337,500
87,500	NII Holdings, Inc. (a)	5,439,000

		23,955,481

Web Portals (1.18%):
40,800	Google, Inc., Class - A (a)	16,397,520

		495,698,696

SSgA Funds Management, Inc. (38.84%):
Advertising (0.17%):
3,300	Clear Channel Outdoor Holdings, Inc. (a)	67,320
34,506	Interpublic Group of Cos., Inc. (a)	341,609
6,516	Lamar Advertising Co. (a)	348,020
9,711	Monster Worldwide, Inc. (a)	351,441
13,519	Omnicom Group, Inc.	1,265,378

		2,373,768

Aerospace/Defense (1.09%):
942	Alliant Techsystems, Inc. (a)	76,359
63,499	Boeing Co.	5,006,896
900	Drs Technologies, Inc.	39,303
9,300	Goodrich Corp.	376,836
29,100	Lockheed Martin Corp.	2,504,346
1,900	Northrop Grumman Corp.	129,333
10,700	Precision Castparts Corp.	675,812

13,400	Rockwell Collins, Inc.	734,856
9,800	Textron, Inc.	857,500
73,426	United Technologies Corp.	4,651,537

		15,052,778

Airlines (0.04%):
13,200	AMR Corp. (a)	305,448
4,600	US Airways Group, Inc. (a)	203,918

		509,366

Apparel (0.45%):
7,140	Abercrombie & Fitch Co.	496,087
9,200	American Eagle Outfitters, Inc.	403,236
30,816	Coach, Inc. (a)	1,060,070
23,300	Gap, Inc.	441,535
3,963	Hanesbrands, Inc (a)	89,196
26,741	Limited Brands	708,369
15,322	Nike, Inc., Class - B	1,342,514
5,000	Polo Ralph Lauren Corp.	323,450
11,390	Ross Stores, Inc.	289,420
36,650	TJX Cos., Inc.	1,027,300

		6,181,177

Auto/Related Products (0.10%):
300	BorgWarner, Inc.	17,151
5,900	Copart, Inc. (a)	166,321
13,400	Goodyear Tire & Rubber Co. (a)	194,300
8,700	Johnson Controls, Inc.	624,138
6,100	Oshkosh Truck Corp.	307,867
2,700	Thor Industries, Inc.	111,159

		1,420,936

Automotive Rental (0.00%):
1,130	Avis Budget Group, Inc.	20,668

Banking (0.48%):
4,095	Capital One Financial Corp.	322,113
14,322	Commerce Bancorp, Inc.	525,761
1,700	Cullen Frost Bankers, Inc.	98,294
4,700	East West Bancorp, Inc.	186,167
11,700	Golden West Financial Corp.	903,825
23,668	Hudson City Bancorp, Inc.	313,601
29,600	Mellon Financial Corp.	1,157,360
16,500	Northern Trust Corp.	964,095
4,800	Peoples Bank	190,128
32,711	SLM Corp.	1,700,318
9,920	Synovus Financial Corp.	291,350

		6,653,012

Beverages-Non-Alcoholic (0.36%):
107,152	Coca-Cola Co.	4,787,551
4,800	Hansen Natural Corp. (a)	155,904

		4,943,455

Biotechnology (1.21%):
93,535	Amgen, Inc. (a)	6,690,559
12,100	Applera Corp.- Applied Biosystems Group	400,631
27,640	Celgene Corp. (a)	1,196,812
4,685	Cephalon, Inc. (a)	289,299
4,000	Gen-Probe, Inc. (a)	187,560
37,174	Genentech, Inc. (a)	3,074,290
20,780	Genzyme Corp. (a)	1,402,027
36,112	Gilead Sciences, Inc. (a)	2,480,894
5,700	ImClone Systems, Inc. (a)	161,424
1,447	Invitrogen Corp. (a)	91,754
7,822	Pharmaceutical Product Development, Inc.	279,167
3,100	Techne Corp. (a)	157,666
9,000	Vertex Pharmaceuticals, Inc. (a)	302,850

		16,714,933

Brokerage Services (0.09%):
4,200	CBOT Holding, Inc., Class - A (a)	507,318

7,800	Nasdaq Stock Market, Inc. (a)	235,872
6,400	Nyse Group, Inc. (a)	478,400

		1,221,590

Business Services (0.59%):
6,475	Alliance Data Systems Corp. (a)	357,355
9,649	Aramark Corp.	317,066
4,730	CDW Corp.	291,746
6,939	ChoicePoint, Inc. (a)	248,416
10,871	Cintas Corp.	443,863
5,116	Dun & Bradstreet Corp. (a)	383,649
14,240	Ecolab, Inc.	609,757
9,104	Equifax, Inc.	334,208
4,016	Fair, Issac and Co., Inc.	146,865
1,613	Fidelity National Information Services, Inc.	59,681
4,300	Getty Images, Inc. (a)	213,624
5,300	Global Payments, Inc.	233,253
1,500	InterContinental Exchange, Inc. (a)	112,605
8,951	Iron Mountain, Inc. (a)	384,356
6,100	Manpower, Inc.	373,747
5,000	Mastercard, Inc., Class - A (a)	351,750
4,700	Neustar, Inc. (a)	130,425
26,899	Paychex, Inc.	991,228
10,200	Pitney Bowes, Inc.	452,574
12,049	Robert Half International, Inc.	409,305
6,800	Salesforce.com, Inc. (a)	243,984
5,600	Scientific Games Corp., Class - A (a)	178,080
3,200	The Corporate Executive Board Co.	287,712
3,603	The Reynolds & Reynolds Co.	142,355
6,600	The ServiceMaster Co.	73,986
4,500	W.W. Grainger, Inc.	301,590
2,500	West Corp. (a)	120,750

		8,193,930

Casinos/Gaming (0.21%):
10,700	Harrah’s Entertainment, Inc.	710,801
27,060	International Game Technology,	1,122,990
9,580	MGM Mirage, Inc. (a)	378,314
5,800	Penn National Gaming, Inc. (a)	211,816
4,000	Station Casinos, Inc.	231,320
3,800	Wynn Resorts Ltd. (a)	258,438

		2,913,679

Chemicals (0.53%):
2,200	Air Products & Chemicals, Inc.	146,014
4,800	Airgas, Inc.	173,616
2,000	Cabot Corp.	74,400
3,100	Celanese Corp., Series A	55,490
58,400	E.I. du Pont de Nemours & Co.	2,501,856
4,800	Huntsman Corp. (a)	87,360
4,700	International Flavors & Fragrance, Inc.	185,838
43,000	Monsanto Co.	2,021,430
8,700	Nalco Holding Co. (a)	161,124
1,600	PPG Industries, Inc.	107,328
25,900	Praxair, Inc.	1,532,244
2,000	Rohm & Haas Co.	94,700
2,200	Sigma-Aldrich Corp.	166,474
1,000	Valhi, Inc.	23,250

		7,331,124

Communications Equipment (0.25%):
7,900	ADC Telecommunications, Inc. (a)	118,500
33,027	American Tower Corp., Class - A	1,205,485
2,700	Avaya, Inc. (a)	30,888
1,400	Ciena Corp. (a)	38,150
13,305	Comverse Technology, Inc. (a)	285,259
14,600	Crown Castle International Corp.	514,504
10,500	Harris Corp.	467,145

24,742	Juniper Networks, Inc. (a)	427,542
700	L-3 Communications Holdings, Inc.	54,831
1,300	Leap Wireless International, Inc. (a)	63,037
7,800	SBA Communications Corp. (a)	189,774

		3,395,115

Computer Hardware (2.09%):
67,500	Apple Computer, Inc. (a)	5,199,525
183,231	Dell, Inc. (a)	4,184,996
164,573	EMC Corp. (a)	1,971,585
134,800	Hewlett Packard Co.	4,945,812
112,137	International Business Machines Corp.	9,188,506
6,474	Lexmark International, Inc. (a)	373,291
4,650	National Instruments Corp.	127,131
7,200	NAVTEQ (a)	187,992
29,737	Network Appliance, Inc. (a)	1,100,566
15,400	SanDisk Corp. (a)	824,516
32,736	Solectron Corp. (a)	106,719
23,000	Sun Microsystems, Inc. (a)	114,310
16,388	Symbol Technologies, Inc.	243,526
17,800	Western Digital Corp. (a)	322,180

		28,890,655

Computer Services (0.82%):
6,600	Acxiom Corp.	162,756
3,395	Affiliated Computer Services, Inc., Class - A (a)	176,065
12,100	Akamai Technologies, Inc. (a)	604,879
25,100	Amazon.com, Inc. (a)	806,212
10,000	Ceridian Corp. (a)	223,600
5,100	Cerner Corp. (a)	231,540
11,000	Cognizant Tech Solutions Corp. (a)	814,660
4,851	DST Systems, Inc. (a)	299,161
23,100	Electronic Data Systems Corp.	566,412
3,300	F5 Networks, Inc. (a)	177,276
3,200	FactSet Research Systems, Inc.	155,424
60,732	First Data Corp.	2,550,744
13,860	Fiserv, Inc. (a)	652,667
11,714	IMS Health, Inc.	312,061
2,900	NCR Corp. (a)	114,492
2,703	Total System Services, Inc.	61,709
2,900	Verifone Holdings, Inc. (a)	82,795
18,563	Verisign, Inc. (a)	374,973
112,378	Yahoo!, Inc. (a)	2,840,916
5,875	Zebra Technologies Corp., Class - A (a)	209,973

		11,418,315

Computer Software (2.26%):
22,067	Activision, Inc. (a)	333,207
18,500	Autodesk, Inc. (a)	643,430
31,293	BEA Systems, Inc. (a)	475,654
17,011	BMC Software, Inc. (a)	463,039
4,500	CA, Inc.	106,605
19,315	Cadence Design Systems, Inc. (a)	327,582
14,429	Citrix Systems, Inc. (a)	522,474
24,156	Electronic Arts, Inc. (a)	1,345,006
27,948	Intuit, Inc. (a)	896,851
12,100	McAfee, Inc. (a)	295,966
705,609	Microsoft Corp.	19,284,294
315,429	Oracle Corp. (a)	5,595,717
14,200	Red Hat, Inc. (a)	299,336
34,415	Symantec Corp. (a)	732,351
1,520	Synopsys, Inc. (a)	29,974

		31,351,486

Computer Systems/Peripherals (0.01%):
4,100	Diebold, Inc.	178,473

Conglomerates (0.55%):
75,200	Altria Group, Inc.	5,756,560

14,400	Dover Corp.	683,136
29,800	Honeywell International, Inc.	1,218,820

		7,658,516

Construction (0.03%):
7,200	Helix Energy Solutions Group, Inc. (a)	240,480
3,000	USG Corp. (a)	141,120

		381,600

Construction Services (0.35%):
14,114	American Standard Cos., Inc.	592,365
4,200	Centex Corp.	221,004
3,000	Corrections Corp. of America (a)	129,750
13,733	D.R. Horton, Inc.	328,905
4,075	Florida Rock Industries, Inc.	157,743
7,100	Fluor Corp.	545,919
4,700	Jacobs Engineering Group, Inc. (a)	351,231
3,200	KB HOME	140,160
4,200	Lennar Corp.	190,050
3,600	Martin Marietta Materials, Inc.	304,632
19,100	Masco Corp.	523,722
1,170	MDC Holdings, Inc.	54,347
421	NVR, Inc. (a)	225,235
8,700	Pulte Homes, Inc.	277,182
3,700	Quanta Services, Inc. (a)	62,382
1,200	Ryland Group, Inc.	51,852
2,300	Standard Pacific Corp.	54,050
1,900	Toll Brothers, Inc. (a)	53,352
7,900	Vulcan Materials Co.	618,175

		4,882,056

Consumer Finance (0.35%):
85,880	American Express Co.	4,816,150

Consumer Products (0.76%):
1,600	Alberto-Culver Co., Class - B	80,944
5,600	Black & Decker Corp.	444,360
1,300	Brunswick Corp.	40,547
5,400	Church & Dwight Co., Inc.	211,194
4,500	Coldwater Creek, Inc. (a)	129,420
36,459	Colgate-Palmolive Co.	2,264,104
1,100	Convergys Corp. (a)	22,715
13,700	Crown Holdings, Inc. (a)	254,820
3,500	Energizer Holdings, Inc. (a)	251,965
4,100	Fortune Brands, Inc.	307,951
1,800	Jarden Corp. (a)	59,346
21,013	Kimberly-Clark Corp.	1,373,410
13,800	Newell Rubbermaid, Inc.	390,816
2,400	Nutri/System, Inc. (a)	149,496
54,178	Procter & Gamble Co.	3,357,952
9,955	The Estee Lauder Cos., Inc., Class - A	401,485
2,700	The Scotts Co., Class - A	120,123
4,400	The Stanley Works	219,340
3,400	Toro Co.	143,378
3,300	Walter Industries, Inc.	140,844
3,747	Weight Watchers International, Inc.	166,142

		10,530,352

Data Processing & Reproduction (0.16%):
45,650	Automatic Data Processing, Inc.	2,161,071

Department Stores (1.21%):
3,400	Federated Department Stores, Inc.	146,914
1,300	Foot Locker, Inc.	32,825
18,600	J.C. Penney Co., Inc.	1,272,054
27,374	Kohl’s Corp. (a)	1,777,120
68,970	Target Corp.	3,810,593
195,640	Wal-Mart Stores, Inc.	9,648,964

		16,688,470

Drugs (1.10%):
11,828	Allergan, Inc.	1,331,951

8,600	Amylin Pharmaceuticals, Inc. (a)	379,002
8,302	Barr Laboratories, Inc. (a)	431,206
71,720	Bristol-Myers Squibb Co.	1,787,262
59,233	Eli Lilly & Co.	3,376,281
10,800	Endo Pharmaceuticals Holdings, Inc. (a)	351,540
25,842	Forest Laboratories, Inc., Class - A (a)	1,307,864
19,404	MedImmune, Inc. (a)	566,791
52,691	Merck & Co., Inc.	2,207,753
13,151	Millennium Pharmaceuticals, Inc.	130,852
17,018	Mylan Laboratories, Inc.	342,572
118,197	Schering-Plough Corp.	2,610,972
8,700	Sepracor, Inc. (a)	421,428

		15,245,474

E-Commerce (0.27%):
93,496	eBay, Inc. (a)	2,651,546
1,577	Expedia, Inc. (a)	24,727
5,377	IAC/Interactive Corp. (a)	154,643
43,325	Liberty Interactive Group (a)	882,964

		3,713,880

Electric Utilities (0.11%):
52,530	AES Corp. (a)	1,071,087
12,900	Allegheny Energy, Inc. (a)	518,193

		1,589,280

Electrical Equipment (0.02%):
3,700	Wesco International, Inc. (a)	214,711

Electronic Components & Instruments (0.49%):
14,050	Agere Systems, Inc. (a)	209,767
34,049	Agilent Technologies, Inc. (a)	1,113,061
4,675	Beckman Coulter, Inc.	269,093
18,812	Danaher Corp.	1,291,819
14,918	Freescale Semiconductor, Inc., Class - B (a)	567,033
5,366	Harman International Industries,	447,739
11,900	MEMC Electronic Materials, Inc. (a)	435,897
3,244	Mettler-Toledo International, Inc. (a)	214,591
4,155	Millipore Corp. (a)	254,702
2,100	Pall Corp.	64,701
5,789	PerkinElmer, Inc.	109,586
17,300	Raytheon Co.	830,573
3,700	Thermo Electron Corp. (a)	145,521
5,200	Thomas & Betts Corp. (a)	248,092
4,100	Trimble Navigation Ltd. (a)	193,028
8,010	Waters Corp. (a)	362,693

		6,757,896

Electronic Equipment (0.52%):
5,000	American Power Conversion Corp.	109,800
5,700	AMETEK, Inc.	248,235
7,200	Amphenol Corp., Class - A	445,896
1,300	Arrow Electronics, Inc. (a)	35,659
5,000	Avnet, Inc. (a)	98,100
2,400	AVX Corp.	42,456
3,100	Dolby Laboratories, Inc., Class - A (a)	61,535
30,700	Emerson Electric Co.	2,574,502
5,783	Fisher Scientific International, Inc. (a)	452,462
4,000	Gardner Denver Machinery, Inc. (a)	132,320
1,300	Hubbell, Inc., Class - B	62,270
6,700	Integrated Device Technology, Inc. (a)	107,602
14,355	Jabil Circuit, Inc.	410,122
132,500	JDS Uniphase Corp. (a)	290,175
192,400	Lucent Technologies Corp. (a)	450,216
10,951	Molex, Inc.	426,760
2,900	Pentair, Inc.	75,951

14,200	Rockwell Automation, Inc.	825,020
19,017	Sanmina Corp. (a)	71,124
4,500	Tektronix, Inc.	130,185
12,712	Teradyne, Inc. (a)	167,290
2,000	Vishay Intertechnology, Inc. (a)	28,080

		7,245,760

Electronic Forms (0.13%):
47,690	Adobe Systems, Inc. (a)	1,785,991

Energy (0.35%):
14,400	CONSOL Energy, Inc.	456,912
8,480	Kinder Morgan, Inc.	889,128
21,100	Peabody Energy Corp.	776,058
6,000	Questar Corp.	490,620
36,100	TXU Corp.	2,256,972

		4,869,690

Entertainment (0.03%):
5,300	Regal Entertainment Group, Class - A	105,046
3,800	Warner Music Group Corp.	98,610
20,600	XM Satellite Radio Holdings, Inc., Class - A (a)	265,534

		469,190

Financial Services (1.56%):
2,500	Affiliated Managers Group, Inc. (a)	250,275
700	Ambac Financial Group, Inc.	57,925
2,400	AmeriCredit Corp. (a)	59,976
2,500	Bank of Hawaii Corp.	120,400
3,500	Bank of New York Co., Inc.	123,410
1,500	BlackRock, Inc.	223,500
5,181	CapitalSource, Inc.	133,773
82,359	Charles Schwab Corp.	1,474,226
6,504	CheckFree Corp. (a)	268,745
31,000	E*Trade Group, Inc. (a)	741,520
9,572	Eaton Vance Corp.	276,248
7,320	Federated Investors, Inc.	247,489
2,300	First Marblehead Corp.	159,298
13,700	Franklin Resources, Inc.	1,448,775
27,800	Freddie Mac	1,843,974
1,800	Gatx Corp.	74,466
23,000	Goldman Sachs Group, Inc.	3,890,911
25,944	H & R Block, Inc.	564,023
3,300	Investment Technology Group, Inc. (a)	147,675
5,267	Investors Financial Services Corp.	226,902
5,700	Legg Mason, Inc.	574,902
5,500	Lehman Brothers Holdings, Inc.	406,230
13,300	Merrill Lynch & Co., Inc.	1,040,326
6,400	MoneyGram International, Inc.	185,984
19,310	Moody’s Corp.	1,262,488
9,400	Morgan Stanley Dean Witter & Co.	685,354
1,400	Nelnet, Inc., Class - A (a)	43,036
6,500	Nuveen Investments, Class - A	332,995
1,400	Principal Financial Group, Inc.	75,992
4,800	SEI Investments Co.	269,712
20,900	T. Rowe Price Group, Inc.	1,000,065
3,746	TCF Financial Corp.	98,482
24,800	TD Ameritrade Holding Corp. (a)	467,480
2,800	The Chicago Mercantile Exchange	1,339,100
40,600	Wells Fargo & Co.	1,468,908

		21,584,565

Food & Beverages (1.33%):
39,407	Anheuser-Busch Cos., Inc.	1,872,227
5,900	Aqua America, Inc.	129,446
4,828	Brown-Forman Corp., Class - B	370,066
10,700	Campbell Soup Co.	390,550
2,700	Constellation Brands, Inc. (a)	77,706
3,000	General Mills, Inc.	169,800

14,900	H.J. Heinz Co.	624,757
12,170	Hershey Foods Corp.	650,487
14,700	Kellogg Co.	727,944
6,800	Kroger Co.	157,352
8,360	McCormick & Co., Inc.	317,513
5,339	Pepsi Bottling Group, Inc.	189,535
131,478	PepsiCo, Inc.	8,580,253
31,700	Sara Lee Corp.	509,419
60,762	Starbucks Corp. (a)	2,068,945
2,500	Tim Hortons, Inc.	65,750
11,276	Whole Foods Market, Inc.	670,133
18,625	William Wrigley Jr., Co.	857,868

		18,429,751

Food Products - Distribution (0.12%):
49,340	Sysco Corp.	1,650,423

Forest Products & Papers (0.03%):
7,570	Avery Dennison Corp.	455,487

Health Care (0.80%):
22,600	Aetna, Inc.	893,830
3,100	AmerisourceBergen Corp.	140,120
33,030	Cardinal Health, Inc.	2,171,392
4,580	Community Health Systems, Inc.	171,063
12,580	Coventry Health Care, Inc. (a)	648,122
8,192	DaVita, Inc. (a)	474,071
21,891	Emdeon Corp. (a)	256,344
9,072	Express Scripts, Inc. (a)	684,845
30,958	HCA, Inc.	1,544,495
4,650	Health Management Associates,	97,185
8,500	Health Net, Inc. (a)	369,920
9,800	Laboratory Corp. of America Holdings (a)	642,586
1,500	LifePoint Hospitals, Inc. (a)	52,980
7,760	Lincare Holdings, Inc. (a)	268,806
5,633	Manor Care, Inc.	294,493
17,110	McKesson Corp.	902,039
4,460	Omnicare, Inc.	192,181
12,736	Quest Diagnostics, Inc.	778,934
4,500	Sierra Health Services, Inc. (a)	170,280
24,200	Tenet Healthcare Corp. (a)	196,988
1,100	Triad Hospitals, Inc. (a)	48,433
800	Universal Health Services	47,944
500	Webmd Health Corp., Class - A (a)	17,170

		11,064,221

Health Care Equipment & Supplies (0.07%):
28,820	St. Jude Medical, Inc. (a)	1,017,058

Health Care Providers & Services (0.60%):
1,700	Brookdale Senior Living, Inc.	78,914
13,200	Humana, Inc. (a)	872,388
3,700	Pediatrix Medical Group, Inc. (a)	168,720
106,962	UnitedHealth Group, Inc.	5,262,530
2,500	Wellcare Group, Inc. (a)	141,575
23,311	Wellpoint, Inc. (a)	1,796,113

		8,320,240

Hotel/Gaming (0.12%):
3,300	Boyd Gaming Corp.	126,852
10,900	Las Vegas Sands Corp. (a)	745,015
14,229	Starwood Hotels & Resorts Worldwide, Inc.	813,757

		1,685,624

Hotels / Motels (0.15%):
2,700	Choice Hotels International, Inc.	110,430
30,900	Hilton Hotels Corp.	860,565
27,316	Marriott International, Inc., Class - A	1,055,490
2,260	Wyndham Worldwide Corp. (a)	63,212

		2,089,697

Household Products (0.01%):
4,000	Pool Corp.	154,000

Industrial Conglomerates (1.02%):
401,894	General Electric Co.	14,186,858

Industrial Services (0.45%):
59,912	3M Co.	4,458,651
5,600	Donaldson Co., Inc.	206,640
3,800	Eagle Materials, Inc.	127,984
10,274	Fastenal Co.	396,268
600	Flowserve Corp. (a)	30,354
11,760	Gentex Corp.	167,110
5,250	Graco, Inc.	205,065
9,808	ITT Industries, Inc.	502,856
2,900	MSC Industrial Direct Co., Inc., Class - A	118,146

		6,213,074

Insurance (0.35%):
39,633	AFLAC, Inc.	1,813,606
23,137	American International Group, Inc.	1,533,058
2,169	Arthur J. Gallagher & Co.	57,847
8,908	Brown & Brown, Inc.	272,228
1,400	Hanover Insurance Group, Inc.	62,482
5,000	HCC Insurance Holdings, Inc.	164,400
130	Markel Corp. (a)	53,386
3,300	Philadelphia Consolidated Holding Corp. (a)	131,274
17,000	The Progressive Corp.	417,180
925	Transatlantic Holding, Inc.	55,879
6,587	W.R. Berkley Corp.	233,114

		4,794,454

Investment Company (0.01%):
8,100	Janus Capital Group, Inc.	159,732

Machinery (0.44%):
53,400	Caterpillar, Inc.	3,513,720
4,300	IDEX Corp.	185,115
39,700	Illinois Tool Works, Inc.	1,782,530
9,650	Joy Global, Inc.	362,937
3,600	Terex Corp. (a)	162,792
2,700	Tractor Supply Co. (a)	130,302

		6,137,396

Machinery & Equipment (0.02%):
4,000	Parker Hannifin Corp.	310,920

Manufacturing (0.17%):
2,000	Carlisle Co.	168,200
3,500	Cummins Engine, Inc.	417,305
3,300	Harsco Corp.	256,245
8,000	JLG Industries, Inc.	158,480
3,200	Lincoln Electric Holding, Inc.	174,240
4,600	Manitowoc Co., Inc.	206,034
11,550	Paccar, Inc.	658,581
6,900	Roper Industries, Inc.	308,706

		2,347,791

Media (0.91%):
8,200	Cablevision Systems, New York Group, Class - A	186,222
78,500	Comcast Corp., Class - A (a)	2,892,725
63,970	DirecTV Group, Inc. (a)	1,258,930
4,916	Dow Jones & Co., Inc.	164,883
2,500	Dreamworks Animation SKG, Inc. (a)	62,275
16,220	EchoStar Communications Corp.	531,043
2,300	Meredith Corp.	113,459
123,434	News Corp.	2,425,478
6,796	The E.W. Scripps Co.	325,732
62,659	The Walt Disney Co.	1,936,790
22,400	Time Warner, Inc.	408,352
11,719	Univision Communications, Inc. (a)	402,430
50,236	Viacom, Inc., Class - B (a)	1,867,774

		12,576,093

Medical Products (1.33%):
4,500	Advanced Medical Optics, Inc. (a)	177,975
700	Bausch & Lomb, Inc.	35,091
51,837	Baxter International, Inc.	2,356,510
19,588	Becton, Dickinson & Co.	1,384,284
13,727	Biogen Idec, Inc. (a)	613,322
19,368	Biomet, Inc.	623,456
98,175	Boston Scientific Corp. (a)	1,452,008
8,100	C.R. Bard, Inc.	607,500
1,631	Charles River Laboratories International, Inc. (a)	70,802
1,700	Cooper Cos., Inc.	90,950
4,000	Covance, Inc. (a)	265,520
9,300	Cytyc Corp. (a)	227,664
6,900	Dade Behring Holding, Inc.	277,104
12,490	Dentsply International, Inc.	376,074
4,500	Edwards Lifesciences Corp. (a)	209,655
6,900	Henry Schein, Inc. (a)	345,966
2,200	Hillenbrand Industry, Inc.	125,356
2,600	IDEXX Laboratories, Inc. (a)	236,964
2,800	Intuitive Surgical, Inc. (a)	295,260
3,200	Kinetic Concepts, Inc. (a)	100,672
95,856	Medtronic, Inc.	4,451,553
11,092	Patterson Cos., Inc. (a)	372,802
8,800	PDL Biopharma, Inc. (a)	168,960
6,100	ResMed, Inc. (a)	245,525
5,500	Respironics, Inc. (a)	212,355
23,860	Stryker Corp.	1,183,217
10,400	Varian Medical Systems, Inc. (a)	555,256
19,670	Zimmer Holdings, Inc. (a)	1,327,725

		18,389,526

Metals (0.15%):
27,800	Alcoa, Inc.	779,512
7,800	Allegheny Technologies, Inc.	485,082
3,400	Foundation Coal Holdings, Inc.	110,058
8,100	Freeport-McMoRan Copper & Gold, Inc., Class - B	431,406
500	Southern Copper Corp.	46,250
500	Timken Co.	14,890
6,700	Titanium Metals Corp. (a)	169,376

		2,036,574

Mining (0.14%):
11,400	Arch Coal, Inc.	329,574
6,400	Massey Energy Co.	134,016
31,500	Newmont Mining Corp.	1,346,625
11,600	Owens- Illinois, Inc. (a)	178,872

		1,989,087

Natural Gas Utilities (0.02%):
8,500	Equitable Resources, Inc.	297,330

Networking Products (0.81%):
485,560	Cisco Systems, Inc. (a)	11,167,880

Office Furnishings (0.02%):
4,000	HNI Corp.	166,320
5,200	Steelcase, Inc., Class - A	81,588

		247,908

Oil & Gas (1.48%):
27,110	Baker Hughes, Inc.	1,848,902
24,100	BJ Services Co.	726,133
9,158	Cameron International Corp. (a)	442,423
4,100	Cheniere Energy, Inc. (a)	121,811
2,100	CNX Gas Corp. (a)	48,657
1,700	Constellation Energy Group	100,640
9,200	Denbury Resources, Inc. (a)	265,880
4,800	Diamond Offshore Drilling, Inc.	347,376
1,600	DPL, Inc.	43,392

2,900	Dresser-Rand Group, Inc. (a)	59,160
51,200	El Paso Corp.	698,368
12,200	Ensco International, Inc.	534,726
8,600	EOG Resources, Inc.	559,430
45,100	Exelon Corp.	2,730,354
27,400	Exxon Mobil Corp.	1,838,540
5,500	FMC Technologies, Inc. (a)	295,350
6,700	Global Industries Ltd. (a)	104,252
10,355	Grant Prideco, Inc. (a)	393,801
82,400	Halliburton Co.	2,344,280
8,000	Helmerich & Payne, Inc.	184,240
1	Hugoton Royalty Trust	19
13,148	National-Oilwell, Inc. (a)	769,815
3,100	NRG Energy, Inc. (a)	140,430
13,196	Patterson-UTI Energy, Inc.	313,537
6,300	Plains Exploration & Products (a)	270,333
10,714	Pride International, Inc. (a)	293,778
5,100	Quicksilver Resources, Inc. (a)	162,690
11,050	Range Resources Corp.	278,902
8,446	Rowan Cos., Inc.	267,147
16,720	Smith International, Inc.	648,736
13,300	Southwestern Energy Co. (a)	397,271
4,300	St. Mary Land & Exploration Co.	157,853
5,300	Sunoco, Inc.	329,607
6,000	Superior Energy, Inc. (a)	157,560
5,400	Tetra Technologies, Inc. (a)	130,464
4,700	Todco, Class - A (a)	162,620
3,800	Unit Corp. (a)	174,686
1,300	W&T Offshore, Inc.	37,973
36,300	Williams Cos., Inc.	866,481
28,646	XTO Energy, Inc.	1,206,856

		20,454,473

Oil - Refineries (0.02%):
5,000	Frontier Oil Corp.	132,900
3,600	Holly Corp.	155,988

		288,888

Oil/Gas Extraction (0.01%):
4,100	Oceaneering International, Inc. (a)	126,280

Packaging (0.07%):
8,500	Ball Corp.	343,825
6,100	Packaging Corp. of America	141,520
11,600	Pactiv Corp. (a)	329,672
2,846	Sealed Air Corp.	154,026

		969,043

Paper & Pulp (0.00%):
500	Rayonier, Inc.	18,900

Pharmaceuticals (1.80%):
97,104	Abbott Laboratories	4,715,370
2,350	Abraxis Bioscience, Inc. (a)	65,283
32,425	Caremark Rx, Inc.	1,837,525
12,400	Hospira, Inc. (a)	474,548
208,599	Johnson & Johnson	13,546,420
1,100	Kos Pharmaceuticals, Inc. (a)	54,362
14,921	Medco Health Solutions, Inc. (a)	896,901
65,535	Wyeth	3,331,799

		24,922,208

Publishing & Printing (0.15%):
4,756	Harte-Hanks, Inc.	125,321
3,800	John Wiley & Sons, Inc.	136,838
28,426	McGraw-Hill Cos., Inc.	1,649,560
600	The McClatchy Co., Class - A	25,314
134	The Washington Post Co., Class -	98,758

		2,035,791

Railroads (0.08%):
5,600	Trinity Industries, Inc.	180,152
9,900	Union Pacific Corp.	871,200

		1,051,352

Real Estate (0.12%):
1,800	Beazer Homes USA, Inc.	70,272
14,600	CB Richard Ellis Group, Inc., Class - A (a)	359,160
3,500	Developers Diversified Realty	195,160
5,700	Forest City Enterprises, Inc., Class - A	309,510
1,100	IndyMac Bancorp, Inc.	45,276
3,000	Jones Lang Lasalle, Inc.	256,440
2,825	Realogy Corp. (a)	64,071
6,063	The St. Joe Co.	332,677

		1,632,566

Real Estate Investment Trusts (0.28%):
800	Essex Property Trust, Inc.	97,120
2,300	Federal Realty Trust	170,890
6,830	General Growth Properties, Inc.	325,450
1,200	Global Signal, Inc.	60,696
2,400	Kilroy Realty Corp.	180,816
600	Pan Pacific Retail Properties, Inc.	41,652
6,052	Public Storage, Inc.	520,411
9,900	Simon Property Group, Inc.	897,138
3,700	SL Green Realty Corp.	413,290
2,100	Taubman Centers, Inc.	93,282
5,700	The Macerich Co.	435,252
11,000	United Dominion Realty Trust, Inc.	332,200
4,700	Ventas, Inc.	181,138
1,500	Weingarten Realty Investors	64,530

		3,813,865

Restaurants (0.19%):
7,000	Brinker International, Inc.	280,630
1,900	Burger King Holdings, Inc. (a)	30,324
11,864	Darden Restaurants, Inc.	503,864
2,700	Osi Restaurant Parnters, Inc.	85,617
2,300	Panera Bread Co., Class - A (a)	133,975
6,733	The Cheesecake Factory, Inc. (a)	183,070
3,618	Wendy’s International, Inc.	242,406
21,700	YUM! Brands, Inc.	1,129,485

		2,589,371

Retail - Specialty (2.13%):
8,800	Advance Auto Parts, Inc.	289,872
5,100	AnnTaylor Stores Corp. (a)	213,486
4,440	AutoZone, Inc. (a)	458,652
35,800	Avon Products, Inc.	1,097,628
900	Barnes & Noble, Inc.	34,146
22,169	Bed Bath & Beyond, Inc. (a)	848,186
31,883	Best Buy Co., Inc.	1,707,653
8,351	CarMax, Inc. (a)	348,320
14,168	Chico’s FAS, Inc. (a)	305,037
13,100	Circuit City Stores, Inc.	328,941
8,000	Claire’s Stores, Inc.	233,280
25,200	Costco Wholesale Corp.	1,251,936
58,900	CVS Corp.	1,891,868
3,100	Dick’s Sporting Goods, Inc. (a)	141,112
24,100	Dollar General Corp.	328,483
872	Dollar Tree Stores, Inc. (a)	26,997
6,305	Family Dollar Stores, Inc.	184,358
5,000	Gamestop Corp. (a)	231,400
21,337	Harley-Davidson, Inc.	1,338,897
155,300	Home Depot, Inc.	5,632,730
4,000	Kirby Corp. (a)	125,320
7,580	Leggett & Platt, Inc.	189,727
123,678	Lowe’s Cos., Inc.	3,470,405
10,564	Michaels Stores, Inc.	459,957
18,900	Nordstrom, Inc.	799,470
9,000	O’Reilly Automotive, Inc. (a)	298,890
23,100	Office Depot, Inc. (a)	917,070
11,090	PETsMART, Inc.	307,748

7,789	RadioShack Corp.	150,328
5,600	Sherwin-Williams Co.	312,368
58,300	Staples, Inc.	1,418,439
7,181	Tiffany & Co.	238,409
9,556	Urban Outfitters, Inc. (a)	169,046
80,222	Walgreen Co.	3,561,055
7,273	Williams-Sonoma, Inc.	235,572

		29,546,786

Schools (0.08%):
11,031	Apollo Group, Inc., Class - A (a)	543,166
7,900	Career Education Corp. (a)	177,750
3,300	ITT Educational Services, Inc. (a)	218,790
2,800	Laureate Education, Inc. (a)	134,008

		1,073,714

Security System/Services (0.01%):
3,100	The Brink’s Co.	164,486

Semiconductors (1.90%):
38,827	Advanced Micro Devices, Inc. (a)	964,851
28,495	Altera Corp. (a)	523,738
28,927	Analog Devices, Inc.	850,165
124,212	Applied Materials, Inc.	2,202,279
36,361	Broadcom Corp., Class - A (a)	1,103,193
5,700	Cree, Inc. (a)	114,627
9,400	Cypress Semiconductor Corp. (a)	167,038
4,700	Fairchild Semiconductor International, Inc. (a)	87,890
462,785	Intel Corp.	9,519,486
2,971	International Rectifier Corp. (a)	103,510
5,273	Intersil Corp., Class - A	129,452
12,500	KLA-Tencor Corp.	555,875
11,099	Lam Research Corp. (a)	503,118
23,764	Linear Technology Corp.	739,536
21,550	LSI Logic Corp. (a)	177,141
25,138	Maxim Integrated Products, Inc.	705,624
17,162	Microchip Technology, Inc.	556,392
26,700	Micron Technology, Inc. (a)	464,580
26,700	National Semiconductor Corp.	628,251
4,417	Novellus Systems, Inc. (a)	122,174
27,800	NVIDIA Corp. (a)	822,602
15,600	PMC-Sierra, Inc. (a)	92,664
12,200	QLogic Corp. (a)	230,580
6,000	Rambus, Inc. (a)	104,640
3,800	Silicon Laboratories, Inc. (a)	117,876
123,795	Texas Instruments, Inc.	4,116,184
27,295	Xilinx, Inc.	599,125

		26,302,591

Steel (0.01%):
1,800	Carpenter Technology	193,518

Telecommunications (1.09%):
10,100	Citizens Communications Co.	141,804
123,560	Corning, Inc. (a)	3,016,100
6,020	Discovery Holding Co., Class - A	87,049
95,100	Level 3 Communications, Inc. (a)	508,785
12,436	Liberty Global, Inc. (a)	320,103
154,667	Motorola, Inc.	3,866,675
11,100	NII Holdings, Inc. (a)	689,976
133,020	Qualcomm, Inc.	4,835,276
111,900	Sirius Satellite Radio, Inc. (a)	437,529
54,938	Sprint Nextel Corp.	942,187
4,400	Telephone & Data Systems, Inc.	185,240
900	United States Cellular Corp. (a)	53,730

		15,084,454

Textile Products (0.00%):
453	Mohawk Industries Co. (a)	33,726

Tobacco (0.03%):
7,200	UST Cos., Inc.	394,776

Tools (0.00%):
600	SNAP-ON, Inc.	26,730

Transportation (0.19%):
28,900	Burlington Northern Santa Fe Corp.	2,122,416
17,200	CSX Corp.	564,676

		2,687,092

Transportation & Shipping (0.73%):
14,014	C.H. Robinson Worldwide, Inc.	624,744
3,600	Con-Way, Inc.	161,352
6,600	Continental Airlines, Class - B (a)	186,846
17,028	Expeditors International of Washington, Inc.	759,108
24,300	FedEx Corp.	2,640,924
8,900	J.B. Hunt Transport Services, Inc.	184,853
1	JetBlue Airways Corp. (a)	5
2,100	Kansas City Southern Industries, Inc. (a)	57,351
4,800	Landstar System, Inc.	204,960
18,700	Norfolk Southern Corp.	823,735
36,700	Southwest Airlines Co.	611,422
1,800	Swift Transportation Co., Inc. (a)	42,696
2,881	Tidewater, Inc.	127,311
51,141	United Parcel Service, Inc., Class - B	3,679,084

		10,104,391

Veterinary Diagnostics (0.02%):
6,300	VCA Antech, Inc. (a)	227,178

Waste Disposal (0.16%):
1,061	Allied Waste Industries, Inc. (a)	11,957
8,600	Covanta Holding Corp. (a)	185,158
9,100	Republic Services, Inc., Class - A	365,911
3,600	Stericycle, Inc. (a)	251,244
38,900	Waste Management, Inc.	1,426,852

		2,241,122

Web Portals (0.48%):
16,600	Google, Inc., Class - A (a)	6,671,540

		537,735,077

Total Common Stocks (Amortized Cost $1,128,620,746)		1,354,461,153

Commercial Paper (0.55%):
Jennison Associates LLC (0.55%):
Commercial Paper (0.55%):
7,683,000	American Express Credit Corp., 4.95%,10/2/06	7,683,000

Total Commercial Paper (Amortized Cost $7,683,000)		7,683,000

Time Deposit (0.31%):
Sustainable Growth Advisers, L.P. (0.31%):
Time Deposit (0.31%):
4,327,840	Eurodollar Time Deposit, 4.50%, 10/2/06	4,327,840

Jennison Associates LLC (0.00%):
Time Deposit (0.00%):
694	Eurodollar Time Deposit, 4.50%, 10/2/06	694

Total Time Deposit (Amortized Cost $4,328,534)		4,328,534

U.S. Treasury Bills (0.06%):
SSgA Funds Management, Inc. (0.06%):
U.S. Treasury Bill (0.06%):
895,000	U.S. Treasury Bills, 0.00%, 12/7/06 (c)	887,248

Total U.S. Treasury Bills (Amortized Cost $887,005)		887,248

Short-Term Investments (1.13%):
SSgA Funds Management, Inc. (1.13%):
Money Market Mutual Fund (1.13%):
15,569,435	Alliance Money Market Fund Prime Portfolio, 5.26%, 1/1/99	15,569,435

Total Short-Term Investments (Amortized Cost $15,569,435)		15,569,435

Securities Held as Collateral for Securities on Loan (0.54%):
7,504,425	State Street Navigator Securities Lending Prime Portfolio	7,504,425

Total Securities Held as Collateral for Securities on Loan (Amortized Cost $7,504,425)		7,504,425

Total Investments (Amortized Cost $1,164,593,145) - 100.41%		1,390,433,795
Liabilities in excess of other assets - (0.41)%		(5,612,943)

NET ASSETS - 100.00%		$1,384,820,852

*	Rate disclosed represents yield effective at purchase.

(a)	Represents non-income producing security.

(b)	All or part of this security has been loaned as of September 30, 2006.

(c)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

(d)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR – American Depositary Receipt

RDU – Restricted Depository Unit

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Value	Market Expiration	Unrealized Gain
84	NASDAQ 100 E-mini Future	$2,807,700	December 2006	$137,219
11	Russell 1000 ® Future	4,007,575	December 2006	111,316
15	Russell 1000 Growth ® Future	3,886,956	December 2006	82,419
79	S&P 500 E-mini Future	5,314,330	December 2006	79,894

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Schedule of Portfolio Investments	September 30, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (95.55%):
Franklin Portfolio Associates (16.03%):
Aerospace/Defense (0.06%):
6,500	AAR Corp. (a) (b)	$154,960
9,500	MTC Technologies, Inc. (a)	228,380

		383,340

Agriculture (0.09%):
7,000	Delta & Pine Land Co.	283,500
7,100	Imperial Sugar Co. (b)	220,952

		504,452

Airlines (0.10%):
39,600	ExpressJet Holdings, Inc. (a) (b)	261,756
42,700	Mesa Air Group, Inc. (a) (b)	331,352

		593,108

Apparel Manufacturers (0.03%):
10,400	Maidenform Brands, Inc. (a)	200,720

Auction House (0.10%):
19,100	Sotheby’s Holdings, Inc., Class - A	615,784

Banking & Finance (2.00%):
14,600	Advanta Corp.	538,740
11,200	Asta Funding, Inc. (b)	419,888
17,900	BankUnited Financial Corp. (b)	466,653
22,600	Citizens Banking Corp. (b)	593,476
8,800	City Holding Co.	350,856
11,200	Columbia Banking System	358,512
8,200	Community Bank System, Inc.	181,712
3,600	CompuCredit Corp. (a) (b)	108,756
24,600	Corus Bankshares, Inc. (b)	550,056
9,200	Financial Federal Corp. (b)	246,560
31,200	First Bancorp	345,072
9,900	First Community Bancorp	553,905
4,300	First Financial Holdings, Inc.	147,146
9,200	First Niagara Financial Group, Inc.	134,136
12,400	First Republic Bank	527,744
10,100	Firstfed Financial Corp. (a) (b)	572,872
27,700	Fremont General Corp. (b)	387,523
36,100	Knight Capital Group, Inc. (a)	657,020
11,000	Nara Bankcorp, Inc. (b)	201,190
20,600	Ocwen Financial Corp. (a) (b)	306,940
11,400	Portfolio Recovery Associates, Inc. (a) (b)	500,118
29,400	R&G Financial Corp., Class - B	219,030
22,900	Sterling Bancshares, Inc.	463,725
6,300	Sterling Financial Corp.	204,309
6,700	TierOne Corp.	227,331
27,800	Trustco Bank Corp. (b)	301,352
37,300	UCBH Holdings, Inc. (b)	651,258
18,400	Umpqua Holdings Corp.	526,240
3,500	Vineyard National Bancorp Co. (b)	90,860
14,800	Virginia Commerce Bancorp, Inc. (a) (b)	328,560
12,100	Willow Grove Bancorp, Inc. (b)	189,486
22,200	Wilshire Bancorp, Inc.. (b)	422,688

		11,773,714

Broadcasting & Cable TV (0.05%):
16,200	Lodgenet Entertainment Corp. (a)	305,856

Building Products (0.17%):
8,700	LSI Industries, Inc.	141,375
16,900	Simpson Manufacturing Co., Inc. (b)	456,807
7,100	Universal Forest Products, Inc.	348,255
4,000	Williams Scotsman International, Inc. (a) (b)	85,440

		1,031,877

Business Equipment (0.17%):
18,500	Ennis, Inc.	400,525
46,400	Ikon Office Solutions, Inc.	623,616

		1,024,141

Business Services (0.47%):
3,900	CRA International, Inc (a)	185,874
19,600	First Consulting Group, Inc. (a)	191,100
13,300	John H. Harland Co.	484,785
30,800	Korn/Ferry International (a)	644,952
7,500	LECG Corp. (a)	140,700
13,200	MPS Group, Inc. (a)	199,452
20,700	Resources Connections, Inc. (a)	554,553
17,500	Spherion Corp. (a) (b)	125,125
2,900	Vertrue, Inc. (a) (b)	114,028
4,100	Viad Corp.	145,181

		2,785,750

Chemicals (0.28%):
13,300	A. Schulman, Inc. (b)	312,683
8,900	Pioneer Cos., Inc. (a)	218,139
26,000	Sensient Technologies Corp.	508,820
22,400	Spartech Corp.	599,648

		1,639,290

Collectibles (0.05%):
35,400	Topps Co., Inc.	317,184

Commercial Services (0.23%):
11,600	H&E Equipment Services, Inc. (a)	282,924
33,500	Newport Corp. (a)	546,050
32,900	TeleTech Holdings, Inc. (a)	514,227

		1,343,201

Communication Equipment (0.15%):
16,200	Arris Group, Inc (a)	185,652
22,500	CT Communications, Inc. (b)	488,700
17,400	Redback Networks, Inc. (a) (b)	241,512

		915,864

Compuer Hardware (0.11%):
12,900	Intevac, Inc. (a)	216,720
22,200	NETGEAR, Inc. (a) (b)	457,098

		673,818

Computer Equipment (0.16%):
6,900	Komag, Inc. (a) (b)	220,524
14,300	Palm, Inc. (a) (b)	208,208
21,600	Trident Microsystems, Inc. (a) (b)	502,416

		931,148

Computer Software (0.46%):
20,600	Cognet Communications Group, Inc. (a)	238,754
23,500	Lawson Software, Inc. (a) (b)	170,375
5,700	MicroStrategy, Inc. (a) (b)	580,431
13,200	Open Solutions, Inc. (a)	380,292
57,800	Realnetworks, Inc. (a)	613,258
24,700	Tibco Software, Inc. (a)	221,806
33,200	Zoran Corp. (a)	533,856

		2,738,772

Computer Software & Services (0.58%):
19,700	Ansoft Corp. (a)	490,727
23,800	Aspen Technology, Inc. (a)	259,896
9,800	COMSYS IT Partners, Inc. (a)	168,462
4,500	Intergraph Corp. (a)	192,960

22,900	Interwoven Software, Inc. (a)	252,587
12,800	Keane, Inc. (a)	184,448
38,000	Perot Systems Corp., Class - A (a)	524,020
28,100	Sykes Enterprises, Inc. (a)	571,835
14,100	Tyler Technologies, Inc. (a)	182,313
15,900	United Online, Inc.	193,662
32,400	Vignette Corp. (a)	438,696

		3,459,606

Consumer Products & Services (0.60%):
11,200	Central Parking Corp. (b)	184,800
21,700	CSG Systems International, Inc. (a)	573,531
7,900	Deckers Outdoor Corp. (a)	373,828
8,800	Elizabeth Arden, Inc. (a)	142,208
25,600	Furniture Brands International, Inc. (b)	487,424
6,800	Jackson Hewitt Tax Service, Inc.	204,068
35,100	Mannatech, Inc. (b)	621,972
7,600	The Pantry, Inc. (a)	428,412
7,400	Watsco, Inc.	340,474
7,300	Yankee Candle Co.	213,671

		3,570,388

Distribution/Wholesale (0.09%):
19,600	Performance Food Group Co. (a) (b)	550,564

E-Commerce (0.11%):
10,700	Stamps.com, Inc. (a) (b)	203,942
36,300	ValueVision Media, Inc., Class - A (a)	420,717

		624,659

Electric Utilities (0.21%):
5,700	CH Energy Group, Inc. (b)	293,379
24,000	Cleco Corp.	605,760
18,400	Plexus Corp. (a)	353,280

		1,252,419

Electrical & Electronics (1.02%):
14,600	Anaren Microwave, Inc. (a)	307,622
4,500	Anixter International, Inc.	254,115
22,400	Asyst Technologies, Inc. (a)	151,424
10,100	Benchmark Electronics, Inc. (a)	271,488
42,500	Broadwing Corp. (a) (b)	536,350
17,200	CommScope, Inc. (a)	565,192
7,500	Cubic Corp.	146,850
10,000	Encore Wire Corp. (a) (b)	352,900
15,700	IDACORP, Inc.	593,617
19,500	Methode Electronics, Inc.	185,445
8,800	MKS Instruments, Inc. (a)	178,728
30,600	Omnivision Technologies, Inc. (a) (b)	436,662
27,400	Oplink Communications, Inc. (a)	547,452
22,000	PNM Resources, Inc.	606,540
5,300	Rogers Corp. (a)	327,275
9,900	Sierra Pacific Resources (a)	141,966
32,400	Vicor Corp.	373,896

		5,977,522

Electrical Equipment (0.29%):
36,500	Orbital Sciences Corp. (a)	685,105
31,600	Power Integrations, Inc. (a)	619,360
14,500	Sonosite, Inc. (a) (b)	411,800

		1,716,265

Energy (0.12%):
9,186	Cimarex Energy Co.	323,255
16,200	Headwaters, Inc. (a) (b)	378,270

		701,525

Energy Equipment & Services (0.16%):
26,700	Grey Wolf, Inc. (a) (b)	178,356

67,300	Parker Drilling Co. (a)	476,484
7,200	W-H Energy Services, Inc. (a)	298,584

		953,424

Food & Beverages (0.04%):
8,000	Tootsie Roll Industries, Inc. (b)	234,480

Footwear (0.20%):
19,000	K-Swiss, Inc., Class - A	571,140
21,500	Wolverine World Wide, Inc.	608,665

		1,179,805

Gas Transmission & Distribution (0.07%):
11,200	Oneok, Inc.	423,248

Health Care (0.27%):
5,400	Amerigroup Corp. (a)	159,570
4,300	Magellan Health Services, Inc. (a)	183,180
13,400	Molina Heathcare, Inc. (a)	473,824
31,700	Odyssey Healthcare, Inc. (a) (b)	449,506
10,200	Sunrise Senior Living, Inc. (a)	304,674

		1,570,754

Homebuilders (0.03%):
19,600	Technical Olympic USA, Inc. (b)	192,668

Hotel/Gaming (0.26%):
25,800	Great Wolf Resorts, Inc. (a) (b)	308,568
17,300	MTR Gaming Group, Inc. (a)	162,447
20,700	Pinnacle Entertainment, Inc. (a)	582,084
12,000	Vail Resorts, Inc. (a)	480,240

		1,533,339

Insurance (0.49%):
10,100	American Physicians Capital, Inc. (a)	488,638
20,100	Commerce Group, Inc.	604,005
8,400	LandAmerica Financial Group, Inc. (b)	552,636
21,400	Ohio Casualty Corp.	553,618
9,900	Presidential Life Corp.	221,463
5,400	Triad Guaranty, Inc. (a)	276,318
5,600	Zenith National Insurance Corp.	223,384

		2,920,062

Internet Services (0.12%):
18,900	CNET Networks, Inc. (a) (b)	181,062
21,800	eCollege.com, Inc. (a) (b)	348,582
17,200	Stellent, Inc.	186,448

		716,092

Lasers - Systems/Components (0.28%):
17,400	Coherent, Inc. (a)	603,084
25,600	IntraLase Corp. (a)	504,576
13,000	Palomar Medical Technologies, Inc. (a) (b)	548,600

		1,656,260

Machinery & Engineering (0.31%):
22,500	Applied Industrial Technologies, Inc.	549,000
4,700	Baldor Electric Co. (b)	144,901
13,200	Flow International Corp. (a) (b)	171,204
19,000	JLG Industries, Inc.	376,390
13,100	Regal-Beloit Corp.	569,850

		1,811,345

Manufacturing (0.34%):
4,500	Actuant Corp., Class - A (b)	225,450
15,900	American Woodmark (b)	535,671
2,700	Ameron International Corp.	179,388
12,700	Ceradyne, Inc. (a) (b)	521,843
4,200	EnPro Industries, Inc. (a)	126,252
9,600	Thor Industries, Inc. (b)	395,232

		1,983,836

Media (0.13%):
8,000	Media General, Inc., Class - A	301,760
55,900	Sinclair Broadcast Group, Inc.	438,815

		740,575

Medical - Biomedical/Genetic (0.18%):
13,200	Integra LifeSciences Holdings (a)	494,736
8,500	LifeCell Corp. (a) (b)	273,870
12,500	Myriad Genetics, Inc. (a) (b)	308,125

		1,076,731

Medical Products (0.22%):
21,200	Greatbatch, Inc. (a) (b)	479,544
2,500	Intuitive Surgical, Inc. (a)	263,625
11,000	Luminex Corp. (a)	200,530
11,200	Owens & Minor, Inc.	368,368

		1,312,067

Medical Supplies (0.03%):
4,700	Zoll Medical Corp. (a)	168,683

Medical Systems (0.11%):
19,400	Aspect Medical Systems, Inc. (a) (b)	331,158
17,500	Molecular Devices Corp. (a)	323,575

		654,733

Metal Processors & Fabrication (0.12%):
7,100	Mueller Industries, Inc.	249,707
16,050	Quanex Corp.	487,118

		736,825

Metals (0.06%):
9,000	Commercial Metals Co.	182,970
8,700	Gibraltar Industries, Inc.	192,966

		375,936

Oil & Gas (0.47%):
22,600	Delek US Holdings, Inc. (a)	418,100
13,200	Frontier Oil Corp.	350,856
18,200	Harvest Natural Resources, Inc. (a)	188,370
17,800	Helix Energy Solutions Group, Inc. (a) (b)	594,520
7,600	Holly Corp.	329,308
2,200	Penn-Virginia Corp.	139,502
12,200	Swift Energy Co. (a) (b)	510,204
7,600	WD-40 Co.	271,092

		2,801,952

Oil-Field Services (0.13%):
18,900	Oil States International, Inc. (a)	519,750
3,000	SEACOR Holdings, Inc. (a) (b)	247,500

		767,250

Pharmaceuticals (0.73%):
31,500	Albany Molecular Research, Inc. (a) (b)	294,840
28,800	Alkermes, Inc. (a)	456,480
11,100	Alpharma, Inc., Class - A	259,629
41,900	BioMarin Pharmaceutical, Inc. (a) (b)	596,237
13,100	Connetics Corp. (a) (b)	142,790
17,700	Cubist Pharmaceuticals, Inc. (a)	384,798
51,700	Enzon, Inc. (a) (b)	426,525
58,500	Pain Therapeutics, Inc. (a) (b)	504,270
15,800	Sciele Pharma, Inc. (a)	297,672
18,300	Telik, Inc. (a) (b)	325,557
3,300	United Therapeutics Corp. (a) (b)	173,382
10,600	Usna Health Sciences, Inc. (a) (b)	472,654

		4,334,834

Radio Broadcasting (0.03%):
18,700	Citadel Broadcasting Co.	175,780

Real Estate Investment Trust (1.06%):
21,800	Affordable Residential Communities (a)	211,242

43,200	Ashford Hospitality Trust	515,376
15,500	Deerfield Triarc Capital Corp.	203,205
7,000	Entertainment Properties	345,240
9,800	Equity One, Inc. (b)	234,906
26,200	Felcor Lodging Trust, Inc.	525,310
39,300	Highland Hospitality Corp.	563,169
18,600	Inland Real Estate Corp. (b)	325,872
30,700	Innkeepers USA Trust	500,103
20,000	Investors Real Estate Trust (b)	195,200
19,000	Kite Realty Group Trust	323,760
14,700	LaSalle Hotel Properties	637,098
22,200	National Retail Properties, Inc.	479,520
18,500	Omega Healthcare Investors, Inc.	277,685
6,000	Parkway Properties, Inc.	278,940
21,500	Spirit Finance Corp.	249,615
27,200	Winston Hotels, Inc.	335,104

		6,201,345

Restaurants (0.34%):
15,400	CBRL Group, Inc. (b)	622,622
25,000	CKE Restaurants, Inc. (b)	418,000
15,100	Jack in the Box, Inc. (a)	787,918
16,000	Luby’s, Inc. (a)	157,920

		1,986,460

Retail (0.87%):
11,000	Asbury Automotive Group, Inc.	226,600
9,500	Big Lots, Inc. (a)	188,195
15,200	Cabela’s, Inc., Class - A (a) (b)	330,296
35,900	Casual Male Retail Group Inc. (a) (b)	492,907
14,300	Charlotte Russe Holding, Inc. (a)	393,822
11,200	Dress Barn, Inc. (a)	244,384
8,100	DSW, Inc. (a)	255,150
16,400	Ethan Allen Interiors, Inc. (b)	568,424
8,200	Great Atlantic & Pacific Tea Co., Inc. (b)	197,456
4,600	Group 1 Automotive, Inc.	229,540
20,900	Haverty Furniture Cos., Inc. (b)	333,355
13,050	Select Comfort Corp. (a) (b)	285,534
18,900	The Men’s Wearhouse, Inc.	703,269
13,500	Tween Brands, Inc. (a)	507,600
11,600	Wild Oats Markets, Inc. (a)	187,572

		5,144,104

Rubber & Plastics (0.13%):
12,700	Myers Industries, Inc.	215,900
65,200	Polyone Corp. (a)	543,116

		759,016

Schools (0.07%):
36,400	Corinthian Colleges, Inc. (a)	393,484

Semiconductors (0.29%):
4,200	Cymer, Inc. (a) (b)	184,422
18,100	Genesis Microchip, Inc. (a) (b)	213,037
46,700	Micrel, Inc. (a) (b)	447,853
14,900	Semtech Corp. (a)	190,124
51,400	Silicon Image, Inc. (a)	653,808

		1,689,244

Steel (0.19%):
7,800	Freightcar America, Inc. (b)	413,400
2,200	Maverick Tube Corp. (a) (b)	142,626
11,000	Steel Dynamics, Inc. (b)	554,950

		1,110,976

Telecommunications Equipment (0.33%):
17,200	InterDigital Communications Corp. (a)	586,520
21,400	RCN Corp. (a)	605,620
35,500	Sirenza Microdevices, Inc. (a) (b)	280,450
52,700	UTStarcom, Inc. (a) (b)	467,449

		1,940,039

Transportation & Shipping (0.27%):
11,600	EGL, Inc. (a)	422,704
13,500	Pacer International, Inc.	374,760
17,700	Saia, Inc. (a)	577,020
9,100	Wabtec Corp.	246,883

		1,621,367

		94,797,681

Frontier Capital Management Co. (23.73%):
Aerospace/Defense (0.37%):
32,900	BFGoodrich Corp.	1,333,108
46,073	Orbital Sciences Corp. (a)	864,790

		2,197,898

Apparel Manufacturers (0.07%):
35,500	Quiksilver, Inc. (a) (b)	431,325

Auction House (0.31%):
56,500	Sotheby’s Holdings, Inc., Class - A	1,821,560

Auto Related (0.43%):
27,600	Autoliv, Inc.	1,521,036
21,800	Intermec, Inc. (a) (b)	574,648
8,500	Oshkosh Truck Corp.	428,995

		2,524,679

Banking & Finance (0.71%):
53,300	E*Trade Group, Inc. (a)	1,274,936
47,300	MarketAxess Holdings, Inc. (a) (b)	495,231
15,800	Portfolio Recovery Associates, Inc. (a) (b)	693,146
14,100	Ritchie Bros. Auctioneers, Inc.	755,901
39,500	Waddell & Reed Financial, Inc.	977,625

		4,196,839

Business Equipment (0.48%):
34,700	Diebold, Inc. (b)	1,510,491
34,200	Global Imaging Systems, Inc. (a)	754,794
23,700	Polycom, Inc. (a)	581,361

		2,846,646

Business Services (0.68%):
58,500	Amdocs Ltd. (a)	2,316,600
33,200	AMN Healthcare Services, Inc. (a)	788,500
80,600	CV Therapeutics (a) (b)	897,884

		4,002,984

Chemicals (0.41%):
14,500	Cabot Microelectronics Corp. (a) (b)	417,890
85,700	Chemtura Corp. (b)	743,019
10,000	FMC Corp.	640,700
38,100	Hercules, Inc. (a)	600,837

		2,402,446

Coal (0.07%):
21,100	Massey Energy Co. (b)	441,834

Communication Equipment (0.63%):
25,843	Avid Technology, Inc. (a) (b)	941,202
93,400	Harmonic, Inc. (a) (b)	686,490
7,600	Harris Corp.	338,124
40,900	Power-One, Inc. (a) (b)	296,116
280,800	Sonus Networks, Inc. (a) (b)	1,477,008

		3,738,940

Computer Equipment (0.45%):
39,200	Electronics for Imaging, Inc. (a)	896,896
24,400	Komag, Inc. (a) (b)	779,824
30,268	Seagate Technology Escrow (a) (c)	0
55,300	Western Digital Corp. (a)	1,000,930

		2,677,650

Computer Software & Services (0.76%):
79,000	BEA Systems, Inc. (a)	1,200,800
31,900	Manhattan Associates, Inc. (a)	770,066
34,200	Mercury Computer Systems, Inc. (a)	405,270

27,600	Perot Systems Corp., Class - A (a)	380,604
83,200	SeaChange International, Inc. (a) (b)	739,648
25,000	WebEx Communications, Inc. (a) (b)	975,500

		4,471,888

Construction (0.86%):
81,800	Chicago Bridge & Iron Co.	1,968,108
23,500	Fluor Corp.	1,806,915
17,900	Jacobs Engineering Group, Inc. (a)	1,337,667

		5,112,690

Consumer Discretionary (0.04%):
10,500	Sabre Holdings Corp.	245,595

Consumer Products & Services (0.32%):
55,140	Digital Theater Systems, Inc. (a) (b)	1,167,865
63,200	ValueVision Media, Inc., Class - A (a)	732,488

		1,900,353

Containers & Packaging (0.64%):
172,900	Crown Holdings, Inc. (a)	3,215,940
50,000	Smurfit-Stone Container Corp. (a)	560,000

		3,775,940

Electrical & Electronics (3.51%):
69,100	Actel Corp. (a)	1,074,505
13,060	Agere Systems, Inc. (a)	194,986
34,800	Anaren Microwave, Inc. (a)	733,236
44,900	Cree, Inc. (a) (b)	902,939
25,500	Cypress Semiconductor Corp. (a) (b)	453,135
104,800	Dexcom, Inc. (a) (b)	1,166,424
43,100	Fairchild Semiconductor International, Inc. (a)	805,970
106,300	GrafTech International Ltd. (a) (b)	620,792
9,200	Harman International Industries, Inc.	767,648
72,680	Integrated Device Technology, Inc. (a)	1,167,241
27,000	Itron, Inc. (a) (b)	1,506,600
84,500	MEMC Electronic Materials, Inc. (a)	3,095,235
40,800	Microsemi Corp. (a)	769,080
56,600	National Semiconductor Corp.	1,331,798
11,300	Pentair, Inc.	295,947
118,200	PMC-Sierra, Inc. (a) (b)	702,108
20,400	Rogers Corp. (a)	1,259,700
27,400	Semtech Corp. (a) (b)	349,624
16,400	Silicon Laboratories, Inc. (a)	508,728
16,200	SiRF Technology Holdings, Inc. (a) (b)	388,638
184,100	Skyworks Solutions, Inc. (a) (b)	955,479
15,800	Synopsys, Inc. (a)	311,576
20,085	Trimble Navigation Ltd. (a)	945,602
25,597	Zoran Corp. (a)	411,600

		20,718,591

Energy Equipment & Services (1.02%):
28,700	Core Laboratories NV (a)	1,831,060
11,800	Energy Conversion Devices, Inc. (a) (b)	437,072
16,538	ENSCO International, Inc.	724,861
10,200	GlobalSantaFe Corp.	509,898
12,900	National-Oilwell, Inc. (a)	755,295
17,100	Noble Corp.	1,097,478
9,500	Transocean Sedco Forex, Inc. (a)	695,685

		6,051,349

Entertainment (0.08%):
21,100	Netflix, Inc. (a) (b)	480,658

Forest Products & Papers (0.10%):
18,300	Albany International Corp., Class - A	582,306

Health Care (2.39%):
14,500	Apria Healthcare Group, Inc. (a)	286,230
54,300	Cross Country Healthcare, Inc. (a) (b)	923,100
16,100	DaVita, Inc. (a)	931,707
73,700	Eclipsys Corp. (a)	1,319,967
19,800	Express Scripts, Inc., Class - A (a)	1,494,702
26,000	Magellan Health Services, Inc. (a)	1,107,600
31,500	Matria Healthcare, Inc. (a) (b)	875,385
38,100	Omnicare, Inc. (b)	1,641,729
27,600	Pall Corp.	850,356
34,200	PAREXEL International Corp. (a)	1,131,678
18,000	Pediatrix Medical Group, Inc. (a)	820,800
22,300	Radiation Therapy Services, Inc. (a) (b)	651,829
200,700	Regeneration Technologies, Inc. (a)	1,408,914
61,500	VistaCare, Inc., Class - A (a) (b)	639,600

		14,083,597

Insurance (0.20%):
158,000	Hooper Holmes, Inc.	532,460
33,700	Montpelier Re Holdings Ltd. - ADR (b)	653,443

		1,185,903

Internet Services (0.37%):
18,100	CheckFree Corp. (a)	747,892
119,200	Harris Interactive, Inc. (a)	727,120
39,700	SafeNet, Inc. (a) (b)	722,143

		2,197,155

Lasers - Systems/Components (0.12%):
35,000	IntraLase Corp. (a) (b)	689,850

Manufacturing (0.19%):
42,900	Navistar International Corp. (a)	1,107,678

Media (0.24%):
60,100	Macrovision Corp. (a)	1,423,769

Medical - Biomedical/Genetic (0.85%):
29,732	Charles River Laboratories International, Inc. (a)	1,290,666
72,400	Genomic Health, Inc. (a) (b)	1,046,904
8,900	Millipore Corp. (a)	545,570
60,500	Momenta Pharmaceuticals, Inc. (a) (b)	817,960
54,800	Wright Medical Group, Inc. (a)	1,328,900

		5,030,000

Medical Products (0.21%):
19,300	Advanced Medical Optics, Inc. (a)	763,315
87,000	Alphatec Holdings, Inc. (a)	489,810

		1,253,125

Medical Systems (0.55%):
83,900	Cyberonics (a) (b)	1,470,767
50,800	Omnicell, Inc. (a) (b)	908,812
35,500	STERIS Corp.	854,130

		3,233,709

Metals (0.90%):
31,100	Brush Engineered Materials, Inc. (a) (b)	773,457
93,300	Coeur d’Alene Mines Corp. (a) (b)	439,443
21,100	Freeport-McMoRan Copper & Gold, Inc., Class - B	1,123,786
84,700	Hecla Mining Co. (a) (b)	486,178
42,100	Kaydon Corp. (b)	1,558,542
21,900	RTI International Metals, Inc. (a) (b)	954,402

		5,335,808

Oil & Gas (0.52%):
32,600	Interoil Corp. (a) (b)	617,118
150,900	Talisman Energy, Inc.	2,471,742

		3,088,860

Paper & Related Products (0.36%):
39,400	Bowater, Inc. (b)	810,458
24,000	Kadant, Inc. (a)	589,440
24,960	Pactiv Corp. (a)	709,363

		2,109,261

Pharmaceuticals (0.63%):
21,400	Conor Medsystems, Inc. (a) (b)	504,398
24,800	ICON PLC - ADR (a)	1,750,384
41,300	Pharmaceutical Product Development, Inc.	1,473,997

		3,728,779

Pollution Control (0.42%):
145,200	Bennett Evnironmental, Inc. (a)	162,624
23,400	Clean Harbors, Inc. (a) (b)	1,019,070
32,900	Republic Services, Inc.	1,322,909

		2,504,603

Production Technology (0.26%):
23,500	Cognex Corp. (b)	593,610
35,800	Gerber Scientific, Inc. (a)	536,284
28,900	Teradyne, Inc. (a) (b)	380,324

		1,510,218

Real Estate Investment Trust (0.36%):
24,400	CapitalSource, Inc.	630,008
39,063	Longview Fibre Co.	793,760
26,500	Providence Service Corp. (a) (b)	731,135

		2,154,903

Restaurants (0.31%):
10,700	Panera Bread Co., Class - A (a) (b)	623,275
20,000	The Cheesecake Factory, Inc. (a) (b)	543,800
46,000	Triarc Cos., Inc., Class - B	695,520

		1,862,595

Retail (0.60%):
42,100	CarMax, Inc. (a)	1,755,991
57,900	Dollar Tree Stores, Inc. (a)	1,792,584

		3,548,575

Semiconductors (0.08%):
284,400	Mindspeed Technologies (a) (b)	492,012

Steel (0.20%):
18,400	Maverick Tube Corp. (a) (b)	1,192,872

Technology (0.22%):
32,100	ATMI, Inc. (a) (b)	933,147
18,500	Hutchinson Technology, Inc. (a) (b)	389,055

		1,322,202

Telecommunications Equipment (0.76%):
19,000	ADTRAN, Inc.	452,960
25,100	Andrew Corp. (a)	231,673
37,000	Arris Group, Inc. (a)	424,020
65,200	Broadwing Corp. (a) (b)	822,824
79,400	C-COR, Inc. (a) (b)	681,252
19,800	Nii Holdings, Class - B (a)	1,230,768
43,400	Powerwave Technologies, Inc. (a) (b)	329,840
40,800	RF Micro Devices, Inc. (a) (b)	309,264

		4,482,601

Transportation & Shipping (0.92%):
17,100	EGL, Inc. (a)	623,124
34,200	Kansas City Southern (a)	934,002
41,600	Kirby Corp. (a)	1,303,328
39,500	Landstar System, Inc.	1,686,650

38,200	Swift Transportation Co., Inc. (a) (b)	906,104

		5,453,208

Utilities (0.13%):
53,900	Citizens Communications Co.	756,756

		140,370,210

Geewax, Terker & Co. (18.33%):
Aerospace/Defense (0.60%):
30,800	Curtiss-Wright Corp.	934,780
14,100	K&F Industries Holdings, Inc. (a)	264,798
4,860	Moog, Inc. (a)	168,448
55,500	Teledyne Technologies, Inc. (a)	2,197,800

		3,565,826

Auto Related (0.36%):
47,900	Smith (A.O.) Corp.	1,888,697
14,610	Titan International, Inc.	264,149

		2,152,846

Banking & Finance (2.00%):
63,350	Apollo Investment Corp.	1,299,309
52,150	Ares Capital Corp.	908,453
2,000	City Bank	94,060
2,300	Community Bancorp (a)	70,173
82,020	First American Financial Corp.	3,472,726
2,000	First Regional Bancorp (a)	68,140
12,900	Gladstone Capital Corp.	283,929
66,330	IndyMac Bancorp, Inc.	2,730,142
19,400	iStar Fianancial, Inc.	808,980
6,950	MB Financial, Inc.	256,247
54,910	MCG Capital Corp.	896,680
4,800	Mercantile Bank Corp.	189,840
3,500	Penson Worldwide, Inc. (a)	62,825
10,600	Preferred Bank, Los Angeles	635,682

		11,777,186

Building Products (0.10%):
9,800	NCI Building Systems, Inc. (a)	570,066

Business Equipment (0.19%):
9,690	Acco Brands Corp. (a)	215,699
45,300	Knoll, Inc.	915,060

		1,130,759

Business Services (0.62%):
6,200	eFunds Corp. (a)	149,916
69,550	Global Imaging Systems, Inc. (a)	1,534,969
3,400	LECG Corp. (a)	63,784
77,700	TALX Corp.	1,905,204

		3,653,873

Chemicals (0.06%):
13,100	Spartech Corp.	350,687

Commercial Services (0.58%):
11,200	CRA International, Inc. (a)	533,792
14,980	DynCorp International, Inc. (a)	188,598
42,000	Jackson Hewitt Tax Service, Inc.	1,260,420
3,400	Kelly Services, Class - A	93,194
74,230	Source Interlink Cos., Inc. (a)	705,185
9,100	Vertrue, Inc. (a)	357,812
12,360	Wright Express Corp. (a)	297,382

		3,436,383

Communication Equipment (0.04%):
50,900	Cincinnati Bell, Inc. (a)	245,338

Computer Equipment (0.21%):
3,500	Integral Systems, Inc.	109,410
35,900	Komag, Inc. (a)	1,147,364

		1,256,774

Computer Services (0.46%):
44,400	Avocent Corp. (a)	1,337,327
27,250	Diebold, Inc.	1,186,193
4,830	Ness Technologies, Inc. (a)	64,481
10,170	Perot Systems Corp., Class - A (a)	140,244

		2,728,245

Computer Software (0.25%):
28,480	JDA Software Group, Inc. (a)	439,162
14,200	MRO Software, Inc. (a)	364,514
25,550	Progress Software Corp. (a)	664,300

		1,467,976

Consumer Products (0.16%):
24,400	Church & Dwight Co., Inc.	954,284

Consumer Products & Services (0.49%):
500	Farmer Brothers Co.	10,270
603	Genlyte Group, Inc. (a)	42,934
29,850	Jarden Corp. (a)	984,155
500	National Beverage Corp.	5,955
20,820	RC2 Corp. (a)	698,095
31,290	Silgan Holdings, Inc.	1,175,251

		2,916,660

Distribution/Wholesale (0.10%):
4,100	Directed Electronics, Inc. (a)	61,910
9,380	WESCO International, Inc. (a)	544,321

		606,231

E-Commerce (0.50%):
82,700	Emdeon Corp. (a)	968,417
31,820	Nutri/System, Inc. (a)	1,982,068

		2,950,485

Electric Utilities (0.44%):
92,200	Aquila, Inc. (a)	399,226
32,020	PNM Resources, Inc.	882,791
35,280	UIL Holdings Corp.	1,323,000

		2,605,017

Electrical & Electronics (1.21%):
42,630	Anixter International, Inc.	2,407,316
40,600	Applied Industrial Technologies, Inc.	990,640
32,000	Hubbell, Inc.	1,532,800
70,370	Watts Water Technologies, Inc., Class - A	2,234,951

		7,165,707

Electronic Components & Instruments (0.23%):
45,100	Benchmark Electronics, Inc. (a)	1,212,288
13,980	Pericom Semiconductor Corp. (a)	136,305

		1,348,593

Energy Equipment & Services (0.31%):
50,580	Basic Energy Services, Inc. (a)	1,234,152
33,720	Bronco Drilling Co., Inc. (a)	592,798

		1,826,950

Gas Transmission & Distribution (0.08%):
10,600	Nicor, Inc.	453,256

Health Care (0.92%):
35,590	Amedisys, Inc. (a)	1,411,855
14,130	Bio-Rad Laboratories, Inc., Class – A (a)	999,415
24,440	Capital Senior Living Corp. (a)	226,070
10,100	Coventry Health Care, Inc. (a)	520,352
19,100	Genesis HealthCare Corp. (a)	909,733
41,990	Greatbatch, Inc. (a)	949,814
9,760	Healthspring, Inc. (a)	187,880
17,470	Option Care, Inc.	233,923

		5,439,042

Hospital Management & Services (0.53%):
8,800	AmSurg Corp. (a)	195,888
24,070	Kindred Healthcare, Inc. (a)	715,601
24,300	Magellan Health Services, Inc. (a)	1,035,180
19,400	Universal Health Services, Inc., Class - B	1,162,642

		3,109,311

Insurance (1.22%):
46,900	21st Century Insurance Group	701,155
19,100	Argonaut Group, Inc. (a)	592,673
30,800	CNA Surety Corp. (a)	622,160
47,700	Delphi Financial Group, Inc., Class - A	1,902,276
3,100	Harleysville Group, Inc.	108,469
6,930	LandAmerica Financial Group, Inc.	455,925
20,100	Meadowbrook Insurance Group, Inc. (a)	226,326
1,100	Mercury General Corp.	54,571
4,850	Odyssey Re Holdings Corp.	163,833
5,900	PMA Capital Corp., Class - A (a)	52,038
22,700	ProAssurance Corp. (a)	1,118,656
7,400	Safety Insurance Group, Inc.	360,084
26,400	Tower Group, Inc.	880,440

		7,238,606

Lasers - Systems/Components (0.06%):
5,350	Rofin-Sinar Technologies, Inc. (a)	325,120

Manufacturing (1.79%):
16,040	Acuity Brands, Inc.	728,216
37,400	Ceradyne, Inc. (a)	1,536,766
37,520	EnPro Industries, Inc. (a)	1,127,851
52,800	Gardner Denver, Inc. (a)	1,746,624
35,100	Lincoln Electric Holding, Inc.	1,911,194
4,290	MascoTech, Inc. (a) (c)	0
45,080	Mueller Industries, Inc.	1,585,464
57,930	Trinity Industries, Inc.	1,863,608

		10,499,723

Medical Supplies (0.06%):
10,080	Zoll Medical Corp. (a)	361,771

Metals (0.12%):
25,500	Ladish Company, Inc. (a)	736,440

Miscellaneous Equipment Rental & Leasing (0.01%):
2,500	H&E Equipment Services, Inc. (a)	60,975

Oil & Gas (1.06%):
19,000	Berry Petroleum Co., Class - A	535,040
136,440	Enbridge Energy Management LLC (a) (c)	0
36,000	Helix Energy Solutions Group, Inc. (a)	1,202,400
4,840	McMoRan Exploration Co. (a)	85,862
9,600	Seacor Smit, Inc. (a)	792,000
27,220	Southwest Gas Corp.	906,970
51,470	Stone Energy Corp. (a)	2,083,506
19,700	Trico Marine Services, Inc. (a)	664,875

		6,270,653

Paper & Related Products (0.11%):
12,650	Buckeye Technologies, Inc. (a)	107,525
51,200	Xerium Technologies, Inc.	567,296

		674,821

Pharmaceuticals (0.32%):
15,270	Abraxis Bioscience, Inc (a)	424,201
27,360	Alpharma, Inc., Class - A	639,949
4,850	AtheroGenics, Inc. (a)	63,875
4,480	Dendreon Corp. (a)	20,026
31,500	Sciele Pharma, Inc. (a)	593,460
14,360	Trimeris, Inc. (a)	126,368

		1,867,879

Pollution Control (0.01%):
2,400	Waste Industries USA, Inc.	64,872

Real Estate (0.13%):
8,960	Jones Lang LaSalle, Inc.	765,901

Real Estate Investment Trust (1.65%):
50,950	American Home Mortgage Investment Corp.	1,776,626
124,220	Anthracite Capital, Inc.	1,597,469

31,770	Capital Trust, Inc., Class - A	1,293,992
11,900	CapitalSource, Inc.	307,258
7,190	Centracore Properties Trust	228,283
24,050	Deerfield Triarc Capital Corp.	315,296
50,550	Diamondrock Hospitality Co.	839,636
23,500	Gramercy Capital Corp.	592,435
27,570	Jer Investors Trust, Inc.	473,101
8,270	Luminent Mortgage Capital, Inc.	85,098
79,490	Newcastle Investment Corp.	2,178,820
6,500	Resource Capital Corp.	100,425

		9,788,439

Restaurants (0.13%):
15,090	Jack in the Box, Inc. (a)	787,396

Retail (0.39%):
4,860	K2, Inc. (a)	57,008
14,700	Longs Drug Stores Corp.	676,347
3,200	Spartan Stores, Inc.	54,080
8,540	The Pantry, Inc. (a)	481,400
27,420	Tween Brands, Inc. (a)	1,030,992

		2,299,827

Rubber & Plastics (0.25%):
41,670	Myers Industries, Inc.	708,390
12,810	Rogers Corp. (a)	791,018

		1,499,408

Semiconductors (0.09%):
17,750	AMIS Holdings, Inc. (a)	168,448
2,860	Emulex Corp. (a)	51,966
11,600	MKS Instruments, Inc. (a)	235,596
10,200	Semitool, Inc. (a)	105,468

		561,478

Telecommunications Equipment (0.09%):
6,800	Commonwealth Telephone Enterprises, Inc.	280,364
8,170	DSP Group, Inc. (a)	186,685
3,680	Eschelon Telecom, Inc. (a)	62,523

		529,572

Tobacco (0.03%):
10,826	Vector Group Ltd.	175,590

Transportation & Shipping (0.37%):
6,800	American Commercial Lines, Inc. (a)	404,260
4,870	Horizon Lines, Inc., Class - A	81,329
37,900	Kirby Corp. (a)	1,187,407
1,400	Martin Midstream Partners LP	46,200
43,160	RailAmerica, Inc. (a)	471,307

		2,190,503

Utilities (0.00%):
1,300	Connecticut Water Service, Inc.	28,704

		108,439,173

IronBridge Capital Management, LLC (21.75%):
Advertising (0.35%):
54,399	Aquantive, Inc. (a) (b)	1,284,905
23,643	inVentiv Health, Inc. (a)	757,285

		2,042,190

Aerospace/Defense (0.54%):
38,610	Moog, Inc., Class - A (a)	1,338,222
49,241	Orbital Sciences Corp. (a)	924,254
21,433	Triumph Group, Inc. (b)	907,688

		3,170,164

Banking & Finance (2.61%):
43,235	Cathay General Bancorp, Inc. (b)	1,560,784
32,368	Commercial Capital Bancorp, Inc.	515,946
53,432	Community Bank System, Inc. (b)	1,184,053
10,844	CompuCredit Corp. (a) (b)	327,597
31,923	Edwards (A.G), Inc.	1,700,857

49,095	First Midwest Bancorp, Inc.	1,860,210
2,250	Frontier Financial Corp. (b)	58,365
35,440	GATX Corp. (b)	1,466,153
53,426	Jefferies Group, Inc.	1,522,641
57,563	Pacific Capital Bancorp	1,552,474
17,887	PFF Bancorp, Inc.	662,534
30,605	Texas Regional Bancshares	1,176,762
51,748	United Bankshares, Inc.	1,926,060

		15,514,436

Building Products (0.32%):
36,550	Apogee Enterprises, Inc.	555,926
27,240	Universal Forest Products, Inc.	1,336,122

		1,892,048

Business Services (0.82%):
24,433	CRA International, Inc. (a) (b)	1,164,477
59,784	eFunds Corp. (a)	1,445,577
46,824	Polycom, Inc. (a)	1,148,593
112,430	Source Interlink Cos., Inc. (a) (b)	1,068,085

		4,826,732

Chemicals (1.51%):
43,603	Agrium, Inc.	1,176,845
24,689	Albemarle Corp.	1,341,353
27,535	FCM Corp.	1,764,167
47,892	Lubrizol Corp.	2,190,101
50,995	Methanex Corp.	1,241,218
56,996	Symyx Technologies, Inc. (a)	1,207,745

		8,921,429

Commercial Services (0.23%):
79,948	Quanta Services, Inc. (a) (b)	1,347,923

Communication Equipment (0.11%):
25,538	ViaSat, Inc. (a)	640,493

Compuer Hardware (0.14%):
49,356	Intevac, Inc. (a) (b)	829,181

Computer Software (0.14%):
35,350	Manhattan Associates, Inc. (a)	853,349

Computer Software & Services (0.40%):
49,053	MapInfo Corp. (a)	629,350
38,796	Mercury Computer Systems, Inc. (a)	459,733
73,481	Parametric Technology Corp. (a)	1,282,978

		2,372,061

Consumer Products & Services (0.17%):
39,450	Peets Coffee and Tea, Inc. (a) (b)	986,645

Electric Utilities (0.48%):
63,904	Avista Corp.	1,513,247
39,098	Black Hills Corp. (b)	1,314,084

		2,827,331

Electrical & Electronics (1.49%):
157,421	Aeroflex, Inc. (a)	1,618,287
24,985	Analogic Corp. (b)	1,282,230
136,025	Kemet Corp. (a) (b)	1,097,722
30,303	Synaptics, Inc. (a) (b)	738,484
26,439	Thomas & Betts Corp. (a)	1,261,405
38,245	Trimble Navigation Ltd. (a)	1,800,574
30,905	Woodward Governor Co.	1,036,554

		8,835,256

Electronic Components & Instruments (0.18%):
38,860	Flir Systems, Inc. (a) (b)	1,055,438

Energy (0.07%):
15,720	Intermagnetice General Corp. (a)	425,226

Footwear (0.37%):
77,768	Wolverine World Wide, Inc.	2,201,612

Golf (0.25%):
112,600	Callaway Golf Co.	1,476,186

Insurance (0.72%):
15,977	FBL Financial Group, Inc.	534,750
27,382	Selective Insurance Group, Inc.	1,440,568
29,064	Stewart Information Services Corp.	1,010,555
28,707	The Midland Co.	1,243,587

		4,229,460

Lasers - Systems/Components (0.27%):
26,294	Rofin-Sinar Technologies, Inc. (a)	1,597,886

Machinery & Engineering (1.03%):
43,391	Astec Industries, Inc. (a) (b)	1,095,623
35,800	IDEX Corp.	1,541,190
90,558	JLG Industries, Inc.	1,793,954
30,072	Lincoln Electric Holding, Inc.	1,637,420

		6,068,187

Manufacturing (0.64%):
39,448	Kaydon Corp.	1,460,366
56,887	Progressive Gaming International (a) (b)	466,473
34,327	Raven Industries, Inc. (b)	1,030,153
28,930	Yankee Candle Co.	846,781

		3,803,773

Media (0.18%):
28,818	Media General, Inc., Class - A	1,087,015

Medical - Biomedical/Genetic (0.43%):
57,003	Exelixis, Inc. (a)	496,496
26,039	Maxygen, Inc. (a) (b)	216,384
40,037	Varian, Inc. (a)	1,836,497

		2,549,377

Medical Products (1.16%):
28,885	ABIOMED, Inc. (a) (b)	427,209
102,025	Cepheid, Inc. (a) (b)	736,621
29,468	Cns, Inc.	831,882
21,806	Foxhollow Technologies, Inc. (a) (b)	745,547
3,290	Intuitive Surgical, Inc. (a)	346,931
54,662	Owens & Minor, Inc.	1,797,832
29,575	Respironics, Inc. (a)	1,141,890
12,721	Techne Corp. (a)	646,990
11,500	Thoratec Corp. (a)	179,515

		6,854,417

Medical Systems (0.45%):
43,124	Cerner Corp. (a) (b)	1,957,829
24,234	SonoSite, Inc. (a) (b)	688,246

		2,646,075

Metals (0.32%):
59,700	Commercial Metals Co.	1,213,701
15,350	RTI International Metals, Inc. (a) (b)	668,953

		1,882,654

Oil & Gas (0.76%):
28,897	AGL Resources, Inc.	1,054,741
33,760	Cabot Oil & Gas Corp., Class - A	1,618,116
22,191	Unit Corp. (a)	1,020,120
22,398	WD-40 Co.	798,937

		4,491,914

Oil-Field Services (0.53%):
15,740	FMC Technologies, Inc. (a)	845,238
37,440	Oceaneering International, Inc. (a)	1,153,152
40,337	Oil States International, Inc. (a)	1,109,268

		3,107,658

Optical Supplies (0.30%):
105,234	Oakley, Inc. (b)	1,794,240

Paper & Related Products (0.20%):
59,346	Longview Fibre Co.	1,205,911

Pharmaceuticals (0.14%):
36,010	Allscripts Healthcare Solution, Inc. (a) (b)	808,425

Real Estate Investment Trust (0.87%):
100,364	Annaly Mortgage Management	1,318,783
40,166	Corporate Office Properties	1,797,830
33,078	Mid-America Apartment Communities, Inc.	2,025,035

		5,141,648

Restaurants (0.26%):
50,511	California Pizza Kitchen, Inc. (a)	1,511,794

Retail (1.14%):
36,976	Oxford Industries, Inc. (b)	1,586,640
40,340	Stage Stores, Inc. (b)	1,183,576
47,634	The Men’s Wearhouse, Inc.	1,772,461
21,359	Tractor Supply Co. (a)	1,030,785
31,246	Tween Brands, Inc. (a)	1,174,850

		6,748,312

Schools (0.27%):
14,850	Strayer Education, Inc.	1,606,919

Semiconductors (0.91%):
43,057	Cohu, Inc. (b)	767,706
68,205	Cypress Semiconductor Corp. (a) (b)	1,212,003
109,440	ON Semiconductor Corp. (a) (b)	643,507
53,138	Varian Semiconductor Equipment, Inc. (a)	1,950,165
41,460	Veeco Instruments, Inc. (a)	835,419

		5,408,800

Storage/Warehousing (0.18%):
36,990	Mobile Mini, Inc. (a) (b)	1,050,886

Superconductor Products and Systems (0.08%):
52,537	American Superconductor Corp. (a) (b)	486,493

Telecommunications Equipment (0.13%):
60,983	Tekelec (a) (b)	790,340

Toys (0.24%):
178,286	Leapfrog Enterprises, Inc. (a)	1,413,808

Transportation & Shipping (0.36%):
24,936	Alexander & Baldwin, Inc.	1,106,410
47,824	OMI Corp. (b)	1,038,259

		2,144,669

		128,648,361

Sterling Johnston Capital Management, Inc. (15.71%):
Advertising (0.17%):
30,650	inVentiv Health, Inc. (a)	981,720

Aerospace/Defense (0.57%):
54,000	Aar Corp. (a) (b)	1,287,359
48,450	BE Aerospace, Inc. (a)	1,021,811
137,500	Taser International, Inc. (a) (b)	1,053,250

		3,362,420

Agriculture (0.27%):
46,450	The Andersons, Inc. (b)	1,586,268

Apparel Manufacturers (0.19%):
41,500	Carter’s, Inc. (a) (b)	1,095,185

Banking & Finance (0.18%):
28,450	Advanta Corp., Class - B	1,049,805

Business Services (0.35%):
28,650	Administaff, Inc.	965,505
43,850	Euronet Worldwide, Inc. (a) (b)	1,076,518

		2,042,023

Commercial Services (0.15%):
33,850	Bankrate, Inc. (a) (b)	899,056

Communication Equipment (0.33%):
27,050	General Cable Corp. (a) (b)	1,033,580
34,450	j2 Global Communications, Inc. (a) (b)	936,007

		1,969,587

Computer Software (0.36%):
81,450	Concur Technologies, Inc. (a) (b)	1,185,098
107,500	Opsware, Inc. (a) (b)	968,575

		2,153,673

Computer Software & Services (0.31%):
11,300	Ansoft Corp. (a)	281,483
74,800	Aspen Technology, Inc. (a)	816,816
28,800	Blackboard, Inc. (a) (b)	763,200

		1,861,499

Construction (0.43%):
85,950	Horizon Offshore, Inc. (a)	1,469,745
43,600	Insituform Technologies, Inc. (a) (b)	1,058,608

		2,528,353

Consumer Products & Services (0.52%):
60,000	H&E Equipment Services, Inc. (a) (b)	1,463,399
21,450	Monro Muffler Brake, Inc.	729,515
20,950	Oxford Industries, Inc. (b)	898,965

		3,091,879

E-Commerce (0.15%):
65,950	CDC Corp., Class - A (a) (b)	371,958
32,650	eCollege.com (a) (b)	522,074

		894,032

Electrical & Electronics (0.25%):
39,250	Belden CDT, Inc. (b)	1,500,528

Electrical Equipment (0.16%):
27,600	Superior Essex, Inc. (a)	945,300

Energy (0.38%):
30,700	Energy Conversion Devices, Inc. (a) (b)	1,137,128
60,450	Toreador Resources Corp. (a) (b)	1,113,489

		2,250,617

Food (0.08%):
42,600	SunOpta, Inc. (a) (b)	450,282

Forest Products & Papers (0.22%):
40,900	Albany International Corp., Class - A	1,301,438

Health Care (0.53%):
25,600	Amedisys, Inc. (a) (b)	1,015,552
42,650	Eclipsys Corp. (a) (b)	763,862
13,400	LCA-Vision, Inc. (b)	553,554
22,000	Molina Heathcare, Inc. (a) (b)	777,920

		3,110,888

Hotel/Gaming (0.08%):
28,350	Trump Entertainment Resorts, Inc. (a) (b)	480,816

Internet Services (0.50%):
57,850	RADVision Ltd. (a)	954,525
43,000	Redback Networks, Inc. (a) (b)	596,840
44,700	SonicWALL, Inc. (a)	488,124
22,900	Webex Communications, Inc. (a) (b)	893,558

		2,933,047

Lasers - Systems/Components (0.14%):
40,850	IntraLase Corp. (a) (b)	805,154

Machinery & Engineering (1.00%):
35,150	Franklin Electric Co., Inc.	1,867,870
9,750	Middleby Corp. (a) (b)	751,335
9,900	Nacco Industries, Inc.	1,345,509
23,550	Regal-Beloit Corp. (b)	1,024,425
60,300	Tesco Corp. (a)	934,047
1	TurboChef Technologies, Inc. (a) (b)	14

		5,923,200

Manufacturing (0.34%):
34,600	American Railcar Industries, Inc.	1,007,206
21,550	ESCO Technologies, Inc. (a) (b)	992,162

		1,999,368

Medical - Biomedical/Genetic (0.37%):
10,350	Digene Corp. (a)	446,603
23,500	Illumina, Inc. (a) (b)	776,440
30,400	LifeCell Corp. (a) (b)	979,488

		2,202,531

Medical Products (0.50%):
21,600	China Medical Technologies, Inc. (a) (b)	499,824
40,150	Conor Medsystems, Inc. (a) (b)	946,336
16,750	Foxhollow Technologies, Inc. (a) (b)	572,683
35,000	Viasys Healthcare, Inc. (a) (b)	953,399

		2,972,242

Medical Supplies (0.09%):
9,100	American Commercial Lines (a) (b)	540,995

Medical Systems (0.10%):
26,750	Per-Se Technologies, Inc. (a) (b)	609,365

Metals (0.99%):
45,150	Century Aluminum Co. (a) (b)	1,519,297
217,400	Coeur d’Alene Mines Corp. (a) (b)	1,023,954
44,950	LKQ Corp. (a) (b)	987,552
90,750	Minefinders Corp., Ltd. (a)	828,548
34,400	RTI International Metals, Inc. (a) (b)	1,499,151

		5,858,502

Oil & Gas (1.42%):
40,900	Berry Petroleum Co., Class - A (b)	1,151,744
438,450	Gastar Explortion Ltd. (a) (b)	947,052
72,850	Global Industries Ltd. (a)	1,133,546
38,700	Hornbeck Offshore Services, Inc. (a)	1,296,450
409,000	Ivanhoe Energy, Inc. (a) (b)	601,230
174,100	Petrohawk Energy Corp. (a) (b)	1,807,157
363,600	Transmeridian Exploration, Inc. (a) (b)	1,436,220

		8,373,399

Pharmaceuticals (1.46%):
39,600	Arena Pharmaceuticals, Inc. (a) (b)	474,408
29,450	Aspreva Pharmaceuticals Corp. (a) (b)	764,228
81,600	BioMarin Pharmaceutical, Inc. (a) (b)	1,161,167
32,300	Cubist Pharmaceuticals, Inc. (a) (b)	702,202
32,900	HealthExtras, Inc. (a) (b)	931,399
20,350	Kanbay International, Inc. (a) (b)	418,396
26,250	Keryx Biopharmaceuticals, Inc. (a) (b)	310,538
80,900	Medarex, Inc. (a) (b)	868,866
14,350	PAREXEL International Corp. (a)	474,842
29,100	Polymedica Corp. (b)	1,245,770
25,500	Theravance, Inc. (a) (b)	689,520
53,400	ViroPharma, Inc. (a)	649,878

		8,691,214

Retail (0.78%):
37,400	Christopher & Banks Corp. (b)	1,102,552
16,450	Conn’s, Inc. (a) (b)	343,312
118,400	Retail Ventures, Inc. (a) (b)	1,824,543
20,650	Tween Brands, Inc. (a) (b)	776,440
20,900	Zumiez, Inc. (a) (b)	564,300

		4,611,147

Semiconductors (0.29%):
128,200	Cirrus Logic, Inc. (a)	934,578
115,650	Lattice Semiconductor Corp. (a)	788,733

		1,723,311

Steel (0.20%):
23,750	Oregon Steel Mills, Inc. (a)	1,160,663

Telecommunications Equipment (0.54%):
41,600	Atheros Communications (a)	754,208
105,900	Broadwing Corp. (a) (b)	1,336,457
39,850	Nice Systems Ltd. (a)	1,102,650

		3,193,315

Transportation & Shipping (0.93%):
62,150	DryShips, Inc. (b)	832,810
32,700	Forward Air Corp.	1,082,053
36,350	Genco Shipping & Trading Ltd. (b)	823,691
97,950	Horizon Lines, Inc. Class - A	1,635,764
48,300	Hub Group, Inc. (a)	1,100,274

		5,474,582

Utilities (0.38%):
68,700	Infrasource Services, Inc. (a)	1,205,685
32,650	Ormat Technologies, Inc. (b)	1,068,308

		2,273,993

		92,901,407

Total Common Stocks (Cost $487,057,478)		565,156,832

Investment Company (1.39%):
Geewax, Terker & Co. (1.16%):
Mutual Fund (1.16%):
21,800	iShares Russell 2000 Index Fund	1,569,600
62,400	iShares Russell 2000 Value Index Fund	4,598,880
8,900	PowerShares Dynamic Insurance Portfolio	155,928
14,000	PowerShares Dynamic Telecommunications & Wireless Portfolio	248,080
13,800	PowerShares High Growth Rate Dividend Achievers Portfolio	224,664
4,000	Technology Investment Capital Corp.	58,520

		6,855,672

		6,855,672

IronBridge Capital Management, LLC (0.23%):
Mutual Fund (0.23%):
19,020	iShares Russell 2000 Index Fund (b)	1,369,440

Total Investment Company (Cost $7,899,229)		8,225,112

Repurchase Agreements (1.77%):
Frontier Capital Management Co. (1.52%):
9,020,506	Bankers Trust Co., Repurchase Agreement, dated 9/29/06, due 10/2/06 at 4.30% with a maturity value of $9,023,738 (Collateralized by U.S. Treasury Bond, 4.875%, 5/31/11, with a market value of $9,061,422)	9,020,506

Geewax, Terker & Co. (0.25%):
1,452,779	Bankers Trust Co., Repurchase Agreement, dated 9/29/06, due 10/2/06 at 4.30% with a maturity value of $1,453,821 (Collateralized by U.S. Treasury Bond, 4.875%, 5/31/11, with a market value of $1,468,896)	1,452,779

Total Repurchase Agreements (Cost $10,473,285)		10,473,285

Securities Held as Collateral for Securities on Loan (20.41%):
120,736,847	State Street Navigator Securities Lending Prime Portfolio	120,736,847

Total Securities Held as Collateral for Securities on Loan (Cost $120,736,847)		120,736,847

Time Deposits (1.55%):
Franklin Portfolio Associates (0.14%):
Time Deposit (0.14%):
799,255	Eurodollar Time Deposit, 4.50%, 10/2/06	799,255

IronBridge Capital Management, LLC (0.82%):
Time Deposit (0.82%):
4,862,710	Eurodollar Time Deposit, 4.50%, 10/2/06	4,862,710

Sterling Johnston Capital Management, Inc. (0.59%):
Time Deposit (0.59%):
3,511,274	Eurodollar Time Deposit, 4.50%, 10/2/06	3,511,274

Total Time Deposits (Cost $9,173,239)		9,173,239

Total Investments (Cost $635,340,078) - 120.67%		713,765,315

Liabilities in excess of other assets - (20.67)%		(122,275,505)

NET ASSETS - 100.00%		$591,489,800

(a)	Represents non-income producing security.

(b)	All or part of this security has been loaned as of September 30, 2006.

(c)	Escrow Security due to bankruptcy

ADR – American Depositary Receipt

See accompanying notes to the Schedule of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Schedule of Portfolio Investments	September 30, 2006

(Unaudited)

Shares	Security Description	Value
Common/Preferred Stocks (96.80%):
Artisan Partners LP (33.84%):
Australia (0.57%):
643,528	Publishing & Broadcasting Ltd. (Media)	$8,937,756

Austria (0.28%):
70,810	Wiener Staedtische Versicherung AG (Insurance)	4,444,086

Belgium (0.61%):
365	Umicore (Chemicals)	54,007
231,871	Fortis AG (Diversified Financial Services)	9,407,605

		9,461,612

Brazil (0.10%):
493,667	Vivo Participacoes SA Preferred - ADR (Wireless Telecommunication Services)	1,540,241

Canada (0.32%):
107,600	EnCana Corp. (Oil, Gas & Consumable Fuels)	5,007,853

China (0.85%):
1,085,900	China Merchants Holdings International Co., Ltd. (Transportation Infastructure)	3,185,050
1,428,700	China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	10,095,751

		13,280,801

Denmark (0.13%):
24,700	Carlsberg A/S, Class B (Beverages)	2,077,590

Finland (0.71%):
418,600	Fortum Oyj (Electric Utilities)	11,150,849

France (3.31%):
42,329	Alstom SA (Electrical Equipment) (a)	3,829,258
156,234	Axa (Insurance)	5,760,400
119,766	Bouygues SA (Wireless Telecommunication Services)	6,405,054
159,117	Carrefour SA (Food & Staples Retailing)	10,052,871
99,120	Electricite de France (Electric Utilities)	5,504,502
70,712	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	7,284,490
90,591	Safran SA (Aerospace & Defense)	1,830,864
21,791	Sanofi-Aventis (Pharmaceuticals)	1,939,532
87,743	Technip SA (Energy Equiptment & Services)	4,986,169
37,582	Vinci SA (Construction & Engineering)	4,183,666

		51,776,806

Germany (3.04%):
77,305	Allianz AG (Insurance)	13,377,016
161,916	Deutsche Post AG (Air Freight & Logistics)	4,245,442
46,059	E.ON AG (Electric Utilities)	5,472,466
49,476	IVG Immobilien AG (Real Estate Management & Development)	1,798,477
185,140	RWE AG (Multi-Utilities)	17,100,645
27,901	SAP AG (Software)	5,536,264

		47,530,310

Hong Kong (1.15%):
216,800	HSBC Holdings PLC (Commercial Banks)	3,954,518
184,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	1,624,974
1,149,200	MTR Corp., Ltd. (Road & Rail)	2,885,391
936,400	NWS Holdings Ltd. (Industrial Conglomerates)	1,940,015
588,600	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	6,425,913
112,786	Swire Pacific Ltd., Class A (Real Estate Management & Development)	1,178,474

		18,009,285

Italy (1.78%):
205,081	Banca Intesa SpA (Commercial Banks)	1,349,508
8,400	Capitalia SpA (Comercial Banks)	69,546
194,711	Mediobanca SpA (Capital Markets)	4,246,211
387,413	Saipem SpA (Oil, Gas & Consumable Fuels)	8,419,139
1,050,547	Telecom Italia SpA (Diversified Telecommunication Services)	2,530,765
519,045	Telecom Italia SpA (Diversified Telecommunication Services)	1,474,130
1,176,001	UniCredito Italiano SpA (Commercial Banks)	9,758,880

		27,848,179

Japan (7.97%):
115,200	Aiful Corp. (Consumer Finance)	4,457,404
210,200	Bridgestone Corp. (Auto Components)	4,244,577
303,600	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	6,529,032
365,000	Credit Saison Co., Ltd. (Consumer Finance)	15,389,890
2,101	Japan Tobacco, Inc. (Tobacco)	8,164,923
9,134	Jupiter Telecommunications Co., Ltd. (Media) (a)	6,890,521
16,000	Keyence Corp. (Electrical Equipment & Instruments)	3,684,701
167,500	Millea Holdings, Inc. (Insurance)	5,821,586
208,000	Mitsubishi Estate Co., Ltd. (Real Estate & Management & Development)	4,543,561
596	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	7,670,138
351,700	Mitsui & Co., Ltd. (Trading Companies & Distributors)	4,472,554
221,600	Mitsui Fudosan Co., Ltd. (Real Estate Management & Development)	5,037,643
1,582	Mizuho Financial Group, Inc. (Commercail Banks)	12,269,172
670	NTT Data Corp. (IT Services)	3,091,610
42,550	ORIX Corp. (Consumer Finance)	11,762,404
181,300	Sega Sammy Holdings, Inc. (Leisure Equiptment & Products)	5,833,037
17,700	SMC Corp. (Machinery)	2,342,316

447	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	4,692,913
2,147,200	Taisei Corp. (Construction & Engineering)	7,708,177

		124,606,159

Luxembourg (0.17%):
25,137	RTL Group (Media)	2,645,295

Mexico (0.99%):
443,600	Grupo Televisa SA - ADR (Media)	9,430,936
1,763,900	Wal-Mart de Mexico SA de CV, Series V (Food & Staples Retailing)	6,003,263

		15,434,199

Netherlands (1.41%):
441,272	ASML Holding NV (Semiconductors & Semiconductor Equipment) (a)	10,316,917
58,800	ASML Holding NV - NY Shares (Semiconductors & Semiconductor Equipment) (a)	1,368,864
191,742	ING Groep NV (Diversified Financial Services)	8,433,429
83,675	Unilever NV (Food Products)	2,058,165

		22,177,375

Norway (0.71%):
327,000	Acergy SA (Energy Equipment & Services) (a)	5,588,844
18,600	Renewable Energy Corp. AS (Semiconductors & Semiconductor Equiptment) (a)	287,961
393,400	SeaDrill Ltd. (Energy Equipment & Services) (a)	5,161,875

		11,038,680

Russia (0.70%):
83,132	Lukoil - ADR (Oil, Gas & Consumable Fuels)	6,334,658
27,900	NovaTek OAO - GDR (Oil, Gas Consumable Fuels)	1,388,025
44,341	RAO Unified Energy System - GDR (Electric Utilities)	3,267,932

		10,990,615

Singapore (0.89%):
760,100	Keppel Corp., Ltd. (Industrial Conglomerates)	7,084,501
735,100	Singapore Airlines Ltd. (Airlines)	6,758,902

		13,843,403

South Korea (0.57%):
40,025	Hana Financial Group, Inc. (Commercial Banks)	1,832,399
64,780	Kookmin Bank (Commercial Banks)	5,109,524
43,340	Shinhan Financial Group Co., Ltd. (Commercial Banks)	1,954,378

		8,896,301

Spain (0.36%):
108,158	Industria de Diseno Textil SA (Specialty Retail)	5,041,002
29,640	Telefonica SA (Diversified Telecommunication Services)	513,723

		5,554,725

Switzerland (4.44%):
121,181	Adecco SA (Commercial Services & Supplies)	7,313,900
37,143	Nestle SA (Food Products)	12,954,442
122,992	Novartis AG (Pharmaceuticals)	7,182,158
58,454	Roche Holding AG (Pharmaceuticals)	10,109,395
3,752	Swatch Group AG (Textiles, Apparel & Luxury Goods)	725,129

137,181	Swiss Re (Insurance)	10,501,737
345,777	UBS AG (Capital Markets)	20,689,641

		69,476,402

Taiwan (0.09%):
142,201	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Semiconductors & Semiconductor Equipment)	1,365,130

United Kingdom (2.69%):
400,361	Barclays PLC (Commercial Banks)	5,051,732
509,736	Cadbury Schweppes PLC (Food Products)	5,425,058
111,318	Carnival PLC (Hotel, Restaurants & Leisure)	5,324,575
244,779	GlaxoSmithKline PLC (Pharmaceuticals)	6,516,320
143,762	HSBC Holdings PLC (Commercial Banks)	2,622,736
1,820,145	Kingfisher PLC (Specialty Retail)	8,356,870
130,714	Vodafone Group PLC (Wireless Telecommunication Services)	299,157
1,845,468	William Morrison Supermarkets PLC (Food & Staples Retailing)	8,404,038

		42,000,486

		529,094,138

Capital Guardian Trust Co. (60.08%):
Australia (1.72%):
296,800	Amcor Ltd. (Containers & Packaging)	1,643,115
20	BHP Billiton Ltd. (Metals & Mining)	382
195,435	Brambles Industries Ltd. (Commercial Services & Supplies)	1,856,640
478,639	Foster’s Group Ltd. (Beverages)	2,296,725
618,424	Insurance Australia Group Ltd. (Insurance)	2,432,962
55,091	Macquarie Bank Ltd. (Capital Markets)	2,838,494
60,764	News Corp. (Media)	1,176,253
380,700	Promina Group Ltd. (Insurance)	1,682,103
481,735	Qantas Airways Ltd. (Airlines)	1,403,460
131,424	QBE Insurance Group Ltd. (Insurance)	2,399,142
412,085	Rinker Group Ltd. (Construction Materials)	4,267,924
555,553	Telstra Corp., Ltd. (Diversified Telecommunication Services)	1,535,729
226,163	Woolworths Ltd. (Food & Staples Retailing)	3,414,099

		26,947,028

Austria (0.15%):
22,100	Raiffeisen International Bank Holding AG (Commercial Banks)	2,353,717

Belgium (0.20%):
48,100	UCB SA (Pharmaceuticals)	3,058,431

Canada (3.91%):
151,600	Abitibi-Consolidated, Inc. (Paper & Forest Products)	375,778
224,500	Alcan, Inc. (Metals & Mining)	8,949,865
241,600	Barrick Gold Corp. (Metals & Mining)	7,421,952
217,800	Cameco Corp. (Oil, Gas & Consumable Fuels)	7,938,250
25,800	Canadian Imperial Bank of Commerce (Commercial Banks)	1,945,101
148,100	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	6,750,975
36,800	EnCana Corp. (Oil, Gas & Consumable Fuels)	1,712,723

54,300	Finning International, Inc. (Trading Companies & Distributors)	1,817,775
27,200	Magna International, Inc., Class A (Auto Components)	1,975,195
53,800	Manulife Financial Corp. (Insurance)	1,733,154
74,800	Methanex Corp. (Chemicals)	1,813,272
69,700	Potash Corp. of Saskatchewan, Inc. (Chemicals)	7,236,326
24,700	Rogers Communications, Inc., Class B (Wireless Telecommunications Services)	1,352,698
45,000	Royal Bank of Canada (Commercial Banks)	1,993,691
51,400	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3,688,381
25,700	Telus Corp. (Diversified Telecommunications Services)	1,446,559
19,200	Telus Corp. (Diversified Telecommunications Services)	1,075,544
32,200	Toronto-Dominion Bank (Commercial Banks)	1,913,847

		61,141,086

Denmark (0.26%):
53,800	Novo Nordisk A/S (Pharmaceuticals)	3,999,081

Finland (0.58%):
48,300	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	1,403,603
109,200	Nokia Oyj (Communications Equipment)	2,168,189
89,400	Stora Enso Oyj (Paper & Forest Products)	1,355,662
177,500	UPM-Kymmene Oyj (Paper & Forest Products)	4,217,456

		9,144,910

France (7.21%):
52,800	Accor SA (Hotels, Restaurants & Leisure)	3,598,281
12,867	Air Liquide SA (Chemicals)	2,624,920
62,000	Axa (Insurance)	2,285,961
108,120	BNP Paribas (Commercial Banks)	11,631,629
248,474	Bouygues SA (Wireless Telecommunication Services)	13,288,323
31,300	Compagnie Generale des Etablissements Michelin, Class B (Auto Compents)	2,293,796
32,900	Dassault Systems SA (Software)	1,850,836
27,600	Essilor International SA (Health Care Equipment & Supplies)	2,825,753
11,600	France Telecom SA (Diversified Telecommunication Services)	266,207
21,860	Groupe Danone (Food Products)	3,068,177
59,900	L’Oreal SA (Personal Products)	6,083,339
46,500	Lafarge SA (Construction Materials)	6,001,826
55,940	PagesJaunes SA (Media)	1,588,741
43,300	Renault SA (Automobiles)	4,965,684
223,100	Sanofi-Aventis (Pharmaceuticals)	19,857,262
81,900	Schneider Electric SA (Electrical Equiptment)	9,132,767
19,500	Societe Generale (Commercial Banks)	3,102,851
83,600	Thales SA (Aerospace & Defense)	3,708,795
102,640	Total SA (Oil, Gas & Consumable Fuels)	6,734,567

75,600	Veolia Environnement (Multi Utilities)	4,563,548
88,900	Vivendi SA (Media)	3,204,507

		112,677,770

Germany (2.92%):
25,100	Allianz AG (Insurance)	4,343,356
51,400	Bayer AG (Chemicals)	2,613,305
28,200	Bayerische Motoren Werke AG (Automobiles)	1,511,346
62,000	Commerzbank AG (Commercial Banks)	2,100,442
17,100	Continental AG (Auto Components)	1,986,194
57,900	DaimlerChrysler AG (Automobiles)	2,900,469
15,900	Deutsche Bank AG (Capital Markets)	1,923,821
97,500	Deutsche Post AG (Air Freight & Logistics)	2,556,453
15,800	E.ON AG (Electric Utilities)	1,877,265
63,300	Infineon Technologies AG (Semiconductors & Semiconductor Equipment) (a)	750,409
23,300	SAP AG (Software)	4,623,309
34,400	SAP AG - ADR (Software)	1,702,800
89,500	Siemens AG (Industrial Conglomerates)	7,808,314
104,800	Volkswagen AG (Automobiles)	8,959,776

		45,657,259

Greece (0.10%):
48,200	OPAP SA (Hotels, Restaurants & Leisure)	1,619,480

Hong Kong (1.25%):
806,600	Bank of East Asia Ltd. (Commercial Banks)	3,680,765
800,000	Hang Lung Group Ltd. (Real Estate Management & Development)	2,058,944
975,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2,082,563
1,006,000	Johnson Electric Holdings Ltd. (Electrical Equiptment)	879,398
1,082,200	Li & Fung Ltd. (Distributors)	2,689,386
208,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,270,795
568,000	Swire Pacific Ltd. (Real Estate Management & Development)	5,934,894

		19,596,745

Ireland (0.49%):
155,700	CRH PLC (Construction Materials)	5,257,054
126,400	Depfa Bank PLC (Commercial Banks)	2,336,615

		7,593,669

Israel (0.10%):
44,000	Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)	1,499,960

Italy (0.38%):
390,000	Banca Intesa SpA (Commercial Banks)	2,566,343
65,000	ENI SpA (Oil, Gas & Consumable Fuels)	1,925,993
67,300	SanPaolo IMI SpA (Commercial Banks)	1,420,731

		5,913,067

Japan (16.77%):
59,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	2,937,194
190,000	AEON Co., Ltd. (Food & Staples Retailing)	4,657,099

328,000	Bank of Yokohama Ltd. (Commercial Banks)	2,582,677
91,700	Bridgestone Corp. (Auto Components)	1,851,702
84,400	Canon, Inc. (Office Electronics)	4,401,863
97,000	Daiichi Sankyo Co., Ltd. (Pharmaceuticals)	2,751,249
100,000	Daimura, Inc. (Multiline Retail)	1,235,289
107,000	Daiwa House Industries Co., Ltd. (Household Durables)	1,852,637
27,700	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment) (a)	1,257,065
86,500	Fanuc Ltd. (Machinery)	6,752,434
360,000	Hankyu Holdings, Inc. (Industrial Conglomerates)	2,258,573
17,900	Hirose Electric Co., Ltd. (Electronic Equipment & Instruments)	2,371,814
71,300	Hoya Corp. (Electronic Equipment & Instruments)	2,686,352
652	Japan Tobacco, Inc. (Tobacco)	2,533,807
137,000	Kao Corp. (Household Products)	3,653,797
8,600	Keyence Corp. (Electronic Equipment & Instruments)	1,980,527
146,500	Millea Holdings, Inc. (Insurance)	5,091,715
298,800	Mitsubishi Corp. (Trading Companies & Distributors)	5,616,256
305,000	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	6,662,433
462,000	Mitsubishi Heavy Industries Ltd. (Machinery)	1,912,776
454	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	5,842,689
136,000	Mitsui & Co., Ltd. (Trading Companies & Distributors)	1,729,506
1,622	Mizuho Financial Group, Inc. (Commercial Banks)	12,579,392
19,800	Murata Manufacturing Co., Ltd. (Electronic Equipment & Instruments)	1,374,651
111,000	NGK SPARK PLUG Co., Ltd. (Auto Components)	2,203,835
28,200	Nidec Corp. (Electronic Equipment & Instruments)	2,127,356
92,000	Nikon Corp. (Leisure Equipment & Products)	1,900,601
30,300	Nintendo Co., Ltd. (Software)	6,244,196
277,000	Nippon Electric Glass Co., Ltd. (Electronic Equipment & Instruments)	6,109,432
528	Nippon Telegraph & Telephone Corp. (NTT) (Diversified Telecommunications Services)	2,592,837
769,600	Nissan Motor Co., Ltd. (Automobiles)	8,620,615
155,900	Nitto Denko Corp. (Chemicals)	9,239,692
108,000	Nomura Holdings, Inc. (Capital Markets)	1,901,956
7,500	ORIX Corp. (Consumer Finance)	2,073,279
21,500	Rohm Co. (Semiconductors & Semiconductor Equipment)	1,996,910
18,800	Shimamura Co., Ltd. (Specialty Retail)	1,836,864
72,600	Shin-Etsu Chemical Co., Ltd. (Chemicals)	4,634,696
52,600	SMC Corp. (Machinery)	6,960,782
828,400	Softbank Corp. (Wireless Telecommunication Services)	17,148,743

243,200	Sompo Japan Insurance, Inc. (Insurance)	3,185,424
29,100	SONY Corp. (Household Durables)	1,177,699
439,100	Sumitomo Corp. (Trading Companies & Distributors)	5,476,203
699,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	2,680,950
2,501	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	26,257,219
144,000	Sumitomo Realty & Development Co., Ltd. (Real Estate Management & Development)	4,230,632
377,700	Suzuki Motor Corp. (Automobiles)	9,593,599
27,850	T&D Holdings, Inc. (Insurance)	2,016,066
39,700	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	2,477,258
106,300	Tokyo Electric Power Co., Inc. (Electric Utilities)	3,060,029
92,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	6,814,884
588,000	Tokyo Gas Co., Ltd. (Gas Utilities)	2,947,219
542,000	Tokyu Corp. (Road & Rail)	3,726,221
1,154,000	Toshiba Corp. (Computers & Peripherals)	7,484,244
21,500	Toyota Motor Corp. (Automobiles)	1,168,656
99,500	Trend Micro, Inc. (Software)	2,914,825
70,000	Ushio, Inc. (Electrical Equipment)	1,508,340
9,190	Yahoo Japan Corp. (Internet Software & Services)	3,458,602
52,040	Yamada Denki Co., Ltd. (Specialty Retail)	5,216,778
328,500	Yamato Holdings Co., Ltd. (Air Freight & Logistics)	4,753,251

		262,313,390

Luxembourg (0.14%):
142,800	SES Global - FDR (Media)	2,127,398

Mexico (0.66%):
261,900	America Movil SA de CV, Series L - ADR (Wireless Telecommunications Services)	10,311,003

Netherlands (3.92%):
278,109	ABN AMRO Holding NV (Commercial Banks)	8,110,087
193,458	Aegon NV (Insurance)	3,627,751
101,600	Fortis AG (Diversified Financial Services)	4,122,174
75,000	Heineken Holding NV, Class A (Beverages)	2,946,901
110,158	Heineken NV (Beverages)	5,037,845
339,938	ING Groep NV (Diversified Financial Services)	14,951,566
482,000	Koninklijke KPN NV (Diversified Telecommunications Services)	6,147,912
31,648	Koninklijke Numico NV (Food Products)	1,424,483
92,500	Reed Elsevier NV (Media)	1,542,234
354,899	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumalbe Fuels)	11,685,825
69,300	Unilever NV (Food Products)	1,704,581

		61,301,359

Norway (0.12%):
154,900	DNB NOR ASA (Commercial Banks)	1,897,132

Singapore (0.55%):
161,000	DBS Group Holdings Ltd. (Commercial Banks)	1,946,722

3,486,650	Singapore Telecommunications Ltd. (Diversified Telecommunications Services)	5,357,659
127,360	United Overseas Bank Ltd. (Commercial Banks)	1,307,367

		8,611,748

South Africa (0.61%):
144,000	ABSA Group Ltd. (Commercial Banks)	1,841,953
234,000	Sasol Ltd. (Oil, Gas & Consumable Fuels)	7,701,030

		9,542,983

South Korea (0.68%):
12,820	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	9,000,296
4,770	Samsung Electronics Co., Ltd. - GDR (Semiconductors & Semiconductor Equipemnt)	1,675,463

		10,675,759

Spain (2.46%):
57,500	Altadis SA (Tobacco)	2,729,520
433,000	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	10,019,209
678,200	Banco Santander Central Hispano SA (Commercial Banks)	10,722,768
22,200	Grupo Ferrovial SA (Construction & Engineering)	1,784,534
58,200	Iberdrola SA (Electric Utilities)	2,604,836
57,900	Industria de Diseno Textil SA (Specialty Retail)	2,698,589
166,400	Repsol YPF SA (Oil, Gas & Consumable Fuels)	4,951,640
168,074	Telefonica SA (Diversified Telecommunications Services)	2,913,075

		38,424,171

Sweden (1.45%):
84,800	Assa Abloy AB, Class B (Building Products)	1,577,187
228,200	AstraZeneca PLC (Pharmaceuticals)	14,220,252
59,800	Atlas Copco AB, A Shares (Machinery)	1,571,386
873,200	Ericsson (LM), Class B (Communications Equipment)	3,027,599
39,400	Scania AB, Class B (Machinery)	2,350,328

		22,746,752

Switzerland (5.11%):
29,040	Adecco SA (Commerical Services & Supplies)	1,752,714
93,630	Credit Suisse Group (Capital Markets)	5,418,871
111,320	Holcim Ltd., Class B (Construction Materials)	9,100,795
33,349	Nestle SA (Food Products)	11,631,201
301,330	Novartis AG (Pharmaceuticals)	17,596,265
251,051	Richemont AG INH A Units (Textiles, Apparel & Luxury Goods)	12,089,649
37,056	Roche Holding AG (Pharmaceuticals)	6,408,693
129,686	Swiss Re (Insurance)	9,927,966
10,162	Swisscom AG (Diversified Telecommunications Services)	3,383,675
7,940	Synthes, Inc. (Health Care Equipment & Supplies)	882,857

28,750	UBS AG (Capital Markets)	1,720,262

		79,912,948

Taiwan (0.26%):
417,359	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Semiconductors & Semiconductor Equipment)	4,006,646

United Kingdom (8.08%):
19,600	Anglo American PLC (Metals & Mining)	819,358
519,300	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	1,142,312
36,951	AstraZeneca PLC (Pharmaceuticals)	2,309,092
1,090,700	BAE Systems PLC (Aerospace & Defense)	8,070,600
173,100	Barclays PLC (Commercial Banks)	2,184,166
107,388	BHP Billiton PLC (Metals & Mining)	1,853,597
166,891	Brambles Industries PLC (Commerical Services & Supplies)	1,496,570
83,500	British Land Co., PLC (Real Estate Management & Development)	2,132,208
163,595	Cadbury Schweppes PLC (Food Products)	1,741,122
105,800	Daily Mail & General Trust (Media)	1,201,282
634,100	HBOS PLC (Commercial Banks)	12,547,621
229,500	HSBC Holdings PLC (Commercial Banks)	4,186,906
98,100	Imperial Chemical Industries PLC (Chemicals)	729,561
431,900	Kingfisher PLC (Specialty Retail)	1,982,992
350,500	Lloyds TSB Group PLC (Commercial Banks)	3,540,040
673,100	Reed Elsevier PLC (Media)	7,466,148
62,600	Rio Tinto PLC (Metals & Mining)	2,961,476
615,900	Royal Bank of Scotland Group PLC (Commercial Banks)	21,204,134
95,266	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	3,233,437
102,000	SABMiller PLC (Beverages)	1,905,721
163,400	Scottish & Southern Energy (Electric Utilities)	4,031,773
217,900	Standard Chartered PLC (Commercial Banks)	5,580,485
400,200	Tesco PLC (Food & Staples Retailing)	2,697,169
10,905,227	Vodafone Group PLC (Wireless Telecommunication Services)	24,958,138
74,500	Xstrata PLC (Metals & Mining)	3,078,132
294,000	Yell Group PLC (Media)	3,277,613

		126,331,653

		939,405,145

Causeway Capital (2.88%):
Canada (0.09%):
23,920	Manulife Financial Corp. (Insurance)	770,577
10,810	Rogers Communications, Inc., Class B (Media)	592,011

		1,362,588

France (0.59%):
38,980	AXA SA (Insurance)	1,437,206
7,300	BNP Paribas SA (Commercial Banks)	785,339
7,780	Carrefour SA (Food & Staples Retailing)	491,534
10,620	Electricite de France (Electric Utilities)	589,768
41,560	France Telecom SA (Diversified Telecommunication Services) (b)	953,755

19,040	Publicis Groupe SA (Media)	749,810
19,340	Sanofi-Aventis SA (Pharmaceuticals) (b)	1,721,377
13,030	Suez SA (Electric Utilities)	572,936
11,940	Total SA (Oil Gas & Consumable Fuels)	783,425
10,130	Vinci SA (Construction & Engineering)	1,127,682

		9,212,832

Germany (0.22%):
11,700	Bayerische Motoren Werke AG (Automobiles)	627,048
44,487	Deutsche Post AG (Air Freight & Logistics)	1,166,451
7,072	E.ON AG (Electric Utilities)	840,254
9,089	Siemens AG (Industrial Conglomerates)	792,958

		3,426,711

Hong Kong (0.12%):
138,000	Henderson Land Development Co., Ltd. (Real Estate Management & Development)	775,878
1,068,000	PetroChina Co., Ltd., Class H (Oil Gas & Consumable Fuels)	1,148,829

		1,924,707

Ireland (0.11%):
29,100	Allied Irish Banks PLC (Commercial Banks)	773,703
28,700	CRH PLC (Construction Materials)	971,210

		1,744,913

Italy (0.04%):
55,170	Mediaset S.p.A. (Media)	592,823

Japan (0.20%):
28,300	Honda Motor Co., Ltd. (Automobiles)	951,241
226	Japan Tobacco, Inc. (Tobacco)	878,284
5,550	Promise Co., Ltd. (Consumer Finance)	220,853
7,200	Sankyo Co., Ltd. (Leisure Equipment & Products)	384,658
15,380	Takefuji Corp. (Consumer Finance)	705,779

		3,140,815

Netherlands (0.24%):
31,739	ABN AMRO Holding NV (Commercial Banks)	925,558
29,230	ING Groep NV (Insurance)	1,285,629
31,870	Koninklijke (Royal) Philips Electronics NV (Electronic Equipment & Instruments)	1,118,083
12,710	TNT NV (Air Freight & Logistics)	481,997

		3,811,267

Norway (0.05%):
59,400	Telenor ASA (Diversified Telecommunication Services)	774,846

South Korea (0.12%):
7,400	Posco, ADR (Metals & Mining)	480,482
2,800	Samsung Electronics Co., Ltd. - GDR (Semiconductors & Semiconductor Equipment) (b)	982,800
3,900	Shinhan Finnancial Group Co., Ltd. - ADR (Diversified Financial Services)	350,220

		1,813,502

Spain (0.06%):
53,600	Telefonica SA (Diversified Telecommunication Services)	929,001

Switzerland (0.25%):
20,810	Credit Suisse Group (Capital Markets)	1,204,387
13,193	Novartis AG (Pharmaceuticals)	770,410
6,811	Syngenta AG (Chemicals) (a)	1,027,561
3,482	Zurich Financial Services AG (Insurance)	855,807

		3,858,165

United Kingdom (0.79%):
84,500	BAE Systems PLC (Aerospace & Defense)	625,255
40,800	BP PLC (Oil Gas & Consumable Fuels)	444,541
61,000	British American Tobacco PLC (Tobacco)	1,649,019
138,700	Compass Group PLC (Food & Staples Retailing)	696,538
32,299	GlaxoSmithKline PLC (Pharmaceuticals)	859,839
40,800	HBOS PLC (Commercial Banks)	807,354
46,400	HSBC Holdings PLC (Commercial Banks)	846,354
174,400	Kingfisher PLC (Specialty Retail)	800,726
378,367	PartyGaming PLC (Hotels Restaurants & Leisure)	757,924
60,400	Reuters Group PLC (Media)	491,310
14,347	Rio Tinto PLC (Metals & Mining)	678,727
32,500	Royal Bank of Scotland Group PLC (Commercial Banks)	1,118,906
33,400	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	1,133,634
40,900	Unilever PLC (Food Products)	1,008,411
245,200	Vodafone Group PLC (Wireless Telecommunication Services)	561,175

		12,479,713

		45,071,883

Total Common/Preferred Stocks		1,513,571,166

Time Deposit (2.85%):
Artisan Partners LP (0.34%):
United States (0.34%):
5,321,833	Eurodollar Time Deposit 4.50%, 10/02/06	5,321,833

Capital Guardian Trust Co. (2.47%):
United States (2.47%):
38,590,273	Eurodollar Time Deposit 4,50%, 10/02/06	38,590,273

Causeway Capital (0.04%):
United States (0.04%):
696,590	Eurodollar Time Deposit 4.50%, 10/02/06	696,590

Total Time Deposit		44,608,696

Total Investments (Cost $1,199,138,261) - 99.65%		1,558,179,862
Other assets in excess of liabilities - 0.35%		5,462,274

NET ASSETS - 100.00%		$1,563,642,136

(a)	Represents non-income producing security.

(b)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR – American Depositary Receipt

FDR – Fiduciary Depositary Receipt

GDR – Global Depositary Receipt

See accompanying notes to the Schedule of Investments

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on Trade Date	Value on 9/30/2006	Unrealized Gain/Loss
	Currencies Purchased
5,179,273	Australian Dollar	7/19/2006	10/25/2006	3,858,615	3,857,143	(1,472)
16,861	Euro	9/29/2006	10/3/2006	21,420	21,381	(39)
404,972	Euro	9/29/2006	10/4/2006	513,613	513,580	(33)
366,575	British Pound	9/28/2006	10/2/2006	692,255	686,265	(5,990)
15,634	British Pound	9/29/2006	10/4/2006	29,266	29,269	3
154,301	British Pound	9/29/2006	10/4/2006	288,780	288,882	102
826,844	Hong Kong Dollar	9/29/2006	10/4/2006	106,162	106,146	(16)
1,895,326	Hong Kong Dollar	9/29/2006	10/4/2006	243,299	243,320	21
1,114,067,460	Japanese Yen	9/14/2006	10/20/2006	9,528,054	9,457,496	(70,558)
360,415,038	Japanese Yen	9/18/2009	1/11/2007	3,114,804	3,094,527	(20,277)
33,443,471	Japanese Yen	9/29/2006	10/4/2006	283,266	283,200	(66)

	Total Currency Purchased			$18,679,534	$18,581,209	$(98,325)

	Currencies Sold
3,066,836	Euro	7/19/2006	10/25/2006	3,858,615	3,893,382	(34,767)
2,440,844	Euro	9/18/2006	1/11/2007	3,114,802	3,111,219	3,583
1,114,067,460	Japanese Yen	7/19/2006	10/20/2006	9,609,000	9,457,496	151,504
21,364,946	Japanese Yen	9/27/2006	10/2/2006	182,530	180,890	1,640
104,487,066	Japanese Yen	9/27/2006	10/2/2006	892,137	884,659	7,478
52,125,368	Japanese Yen	9/28/2006	10/2/2006	443,733	441,329	2,404
803,277	Euro	9/28/2006	10/2/2006	1,020,403	1,018,470	1,933
274,604	Euro	9/28/2006	10/2/2006	348,810	348,168	642
63,836,271	Japanese Yen	9/29/2006	10/3/2006	543,181	540,482	2,699
379,082	Swiss Franc	9/29/2006	10/3/2006	304,190	303,334	856
52,242,007	Japanese Yen	9/29/2006	10/3/2006	443,292	442,317	975
132,373	Swedish Krone	9/29/2006	10/3/2006	18,178	18,070	108
1,741,707	Euro	9/29/2006	10/3/2006	2,212,282	2,208,299	3,983
61,274	British Pound	9/29/2006	10/3/2006	114,932	114,710	222
308,218	Swedish Krone	9/29/2006	10/4/2006	42,043	42,077	(34)
85,894	Euro	9/29/2006	10/4/2006	108,916	108,911	5
202,048	Hong Kong Dollar	9/29/2006	10/4/2006	25,931	25,936	—
376,565	Canadian Dollar	9/29/2006	10/3/2006	338,790	337,002	1,788
420,353	Euro	9/29/2006	10/3/2006	533,092	533,055	37

	Total Currency Sold			$24,154,857	$24,009,806	$145,056

	Net Unrealized Gain/(Loss)					$46,731

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Schedule of Portfolio Investments	September 30, 2006

(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations – 30.75%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A31 (a)	5.43%	1/25/36	$590,000	$581,882
American Home Mortgage Investment Trust, Series 2005-2, Class 5A3	5.08	9/25/35	1,740,000	1,722,702
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A3	4.88	11/10/42	1,770,000	1,755,516
Banc of America Funding Corp., Series 2006-G, Class 3A2 (a)	5.75	7/20/36	1,205,000	1,198,804
Banc of America Mortgage Securities, Series 2003-J, Class 2A8 (a)	4.19	11/25/33	1,305,000	1,280,385
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 2A3 (a)	4.45	8/25/35	960,000	937,002
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	3,269,291	3,208,369
Chase Mortgage Finance Corp, Series 2005-A1, Class 3A1 (a)	5.28	12/25/35	2,236,476	2,218,306
CitiCorp Mortgage Securities, Inc., Series 2003-5, Class 1A1	5.50	4/25/33	619,604	616,796
CitiCorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	974,613	977,979
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	717,172	729,947
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (a)	4.90	10/25/35	540,694	534,123
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (a)	4.70	3/25/36	1,562,383	1,531,762
Citigroup Mortgage Loan Trust, Series 2006-19CB, Class A15 (a)	6.00	8/25/36	779,285	781,540
Citigroup Mortgage Loan Trust, Series 2006-AR5, Class 1A3A (a)	5.96	7/25/36	1,136,547	1,148,910
Citigroup Mortgage Loan Trust, Series 2006-C4, Class ASB (a)	5.91	3/15/49	1,150,000	1,180,245
CitiMortgage Alternative Loan Trust, Series 2006-A2, Class A1	6.00	5/25/36	1,153,189	1,161,353
Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1	6.00	2/25/35	674,538	674,798
Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	185,350	184,833
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3 (a)	5.77	10/25/35	849,756	844,392
Countrywide Alternative Loan Trust, Series 2005-J6, Class 2A1	5.50	7/25/25	1,480,813	1,472,200
Countrywide Alternative Loan Trust, Series 2006-25CB, Class A8	6.00	10/25/36	1,169,661	1,172,521
Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	1,214,311	1,196,017
Countrywide Home Loans, Series 2005-29, Class A1	5.75	12/25/35	1,925,076	1,916,224
Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	1,673,774	1,673,568

Countrywide Home Loans, Series 2006-HYB1, Class 2A1 (a)	5.41	3/20/36	1,175,797	1,174,831
Countrywide Home Loans, Series 2006-HYB1, Class 2A2C (a)	5.29	3/20/36	1,345,000	1,339,272
CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	945,630	941,128
Deutsche Alternative-A Securities, Inc., Mortgage Trust, Series 2006-AB4, Class A1A (a)	6.01	9/26/36	1,885,000	1,884,938
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A2	6.54	6/15/31	1,184,413	1,194,823
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B	6.41	2/18/31	1,071,273	1,081,731
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class C	6.91	4/15/29	771,000	782,326
JP Morgan Chase Commercial Mortgage, Series 2005-LDP4, Class A3A1	4.87	10/15/42	1,820,000	1,787,203
JP Morgan Chase Commercial Mortgage, Series 2006-LDP7, Class ASB (a)	6.07	4/15/45	1,125,000	1,165,793
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A2	4.82	4/15/30	1,190,000	1,177,108
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AM	4.79	7/15/40	1,245,000	1,195,026
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AAB (a)	6.07	6/15/32	1,745,000	1,812,291
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1 (a)	3.81	12/21/34	1,275,812	1,227,206
Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	79,209	79,501
Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	364,600	369,576
Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	600,325	601,405
Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	198,291	200,212
Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	913,574	891,591
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A2 (a)	4.57	6/25/35	170,000	164,422
Nationslink Funding Corp., Series 1998-2, Class E	7.11	8/20/30	1,271,000	1,326,988
New York City Mortgage Loan Trust, Series 1996, Class A3	6.75	9/25/19	184,585	186,265
Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	721,353	717,524
Residential Accredit Loans, Inc., Series 2004-QS2, Class CB	5.75	2/25/34	204,654	202,416
Residential Accredit Loans, Inc., Series 2006-QS4, Class A2	6.00	4/25/36	1,732,060	1,738,761
Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3 (a)	5.40	11/25/35	1,400,000	1,368,411
Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4 (a)	5.25	12/25/35	1,300,000	1,297,170
Structured Adjustable Rate Mortgage Loan, Series 2006-6, Class 2A3 (a)	6.00	7/25/36	1,135,000	1,164,218
Washington Mutual, Series 2004-AR5, Class A6 (a)	3.85	6/25/34	1,050,000	1,014,876
Washington Mutual, Series 2005-AR16, Class 1A3 (a)	5.11	12/25/35	1,305,000	1,293,265

Washington Mutual, Series 2006-AR12, Class 1A2 (a)	5.85	10/25/36	1,145,000	1,149,830
Washington Mutual, Series 2006-AR8, Class 1A4 (a)	5.94	8/25/46	1,134,373	1,141,592
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4 (a)	5.39	8/25/35	1,320,000	1,286,006
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2 (a)	4.99	10/25/35	1,870,000	1,850,024
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A4 (a)	4.99	10/25/35	837,064	830,666
Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1	5.50	3/25/36	1,796,210	1,792,295
Wells Fargo Mortgage Backed Securities Trust, Series 2006-6, Class 1A3	5.75	5/25/36	1,256,413	1,260,382
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A1 (a)	5.61	7/25/36	576,832	577,472
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A6 (a)	5.54	8/25/36	1,831,000	1,835,471

Total Collateralized Mortgage Obligations (Cost $71,939,230)				71,804,189

Corporate Bonds – 21.30%
21st Century Insurance	5.90	12/15/13	380,000	379,801
Agfirst Farm Credit Bank	8.39	12/15/16	1,630,000	1,788,566
America West Airlines, Series 1999-1	7.93	1/2/19	201,505	215,359
American Express	6.80	9/1/66	320,000	337,840
American General Corp., Series B	8.13	3/15/46	615,000	770,552
American General Finance, Series I	4.88	7/15/12	1,540,000	1,497,958
Anadarko Petroleum Corp. (a)	5.79	9/15/09	1,095,000	1,096,335
Arizona Public Service Co.	5.63	5/15/33	545,000	490,280
AT&T Broadband Communication Holdings	9.46	11/15/22	274,000	354,545
AT&T, Inc. (b)	6.80	5/15/36	532,000	558,884
BAC Capital Trust XI	6.63	5/23/36	470,000	495,838
BFC Finance Corp., Series 1996-A	7.38	12/1/17	445,000	500,959
Canadian Natural Resources (b)	6.50	2/15/37	880,000	892,109
Caterpillar, Inc.	5.70	8/15/16	876,000	893,795
Celulosa Arauco	5.63	4/20/15	718,000	698,173
Chinatrust Commercial Bank, Hong Kong	5.63	3/17/49	636,000	606,044
Cleveland Electric Illumination	7.43	11/1/09	50,000	53,074
Commonwealth Edison Corp.	6.15	3/15/12	625,000	640,953
Consumers Energy Corp.	4.00	5/15/10	990,000	945,028
Consumers Energy Corp.	5.00	2/15/12	220,000	214,945
Continental Cablevision	9.00	9/1/08	97,000	103,358
D.R. Horton, Inc. (b)	6.50	4/15/16	398,000	390,530
DaimlerChrysler Holding Corp. NA (a)	6.02	10/31/08	685,000	687,684
Dominion Resources, Inc.	7.50	6/30/66	50,000	52,517
Dominion Resources, Inc.	6.30	9/30/66	1,480,000	1,476,925
Dresdner Funding Trust I *	8.15	6/30/31	585,000	692,841
Embarq Corp.	8.00	6/1/36	459,000	486,036
Entergy Louisiana LLC	6.30	9/1/35	235,000	228,922
Enterprise Products Operating LP	4.95	6/1/10	415,000	405,935
Enterprise Products Operating LP	7.50	2/1/11	652,000	695,325
Enterprise Products Operating LP (b)	5.00	3/1/15	301,000	282,279
ERAC USA Finance Co. *	8.00	1/15/11	890,000	974,029
Erp Operating LP	6.95	3/2/11	114,000	121,138
Farmers Exchange Capital *	7.20	7/15/48	690,000	701,944
FPL Group Capital, Inc.	6.35	10/1/66	930,000	941,442
Goldman Sachs Group, Inc.	6.45	5/1/36	140,000	142,869
Harrahs Operating Company, Inc.	5.63	6/1/15	660,000	613,479

Harrahs Operating Company, Inc.	6.50	6/1/16	410,000	401,918
Harrahs Operating Company, Inc.	5.75	10/1/17	57,000	52,130
Hydro-Quebec	8.25	4/15/26	85,000	114,188
Indiana Michigan Power Co.	6.13	12/15/06	135,000	135,181
Kaupthing Bank *	7.13	5/19/16	380,000	399,448
Lincoln National Corp.	7.00	5/17/66	263,000	275,468
Mangrove Bay Pass-through Trust *	6.10	7/15/33	260,000	251,932
Mizuho Finance (Cayman)	8.38	12/29/49	1,575,000	1,668,555
MMG Fiduciary (AES el Salvador) *	6.75	2/1/16	680,000	671,469
MUFG Capital Finance 1 Ltd.	6.35	7/25/49	1,665,000	1,678,505
Nelnet, Inc.	7.40	9/29/36	285,000	284,669
Newmont Mining, Inc.	5.88	4/1/35	367,000	344,393
Oil Insurance Ltd. *	7.56	12/29/49	1,860,000	1,901,106
OneAmerica Financial Partners, Inc. *	7.00	10/15/33	475,000	492,671
Pulte Homes, Inc.	7.88	8/1/11	638,000	688,770
Pulte Homes, Inc. (b)	6.25	2/15/13	309,000	311,963
Pulte Homes, Inc.	5.25	1/15/14	274,000	259,463
RBS Capital Trust III	5.51	9/29/49	463,000	449,877
Reinsurance Group of America	6.75	12/15/65	675,000	656,800
Residential Capital	6.50	4/17/13	335,000	340,207
Royal Bank of Scotland PLC.	9.12	3/31/49	435,000	485,526
SBC Communications	5.88	2/1/12	967,000	981,275
Sovereign Capital Trust VI	7.91	6/13/36	455,000	502,857
Swiss Re Capital 1 LP *	6.85	5/29/49	315,000	323,935
TCI Communications, Inc.	8.75	8/1/15	941,000	1,114,281
TCI Communications, Inc.	10.13	4/15/22	295,000	392,557
TCI Communications, Inc.	9.88	6/15/22	120,000	157,322
Telecom Italia Capital SA	5.25	11/15/13	1,249,000	1,182,653
Telecom Italia Capital SA	4.95	9/30/14	560,000	514,326
Telefonica Europe BV	7.75	9/15/10	1,835,000	1,981,047
Time Warner Cos., Inc.	7.57	2/1/24	121,000	130,951
Time Warner, Inc.	7.63	4/15/31	389,000	429,717
TXU Australia Holdings *	6.15	11/15/13	635,000	659,627
Tyco International Group SA	6.75	2/15/11	881,000	930,466
United Dominion Realty Trust, Series E	3.90	3/15/10	370,000	354,160
Verizon Global Funding Corp.	7.75	12/1/30	524,000	600,676
Viacom, Inc. *	5.75	4/30/11	561,000	559,881
Viacom, Inc. *	6.88	4/30/36	1,190,000	1,176,420
Wachovia Capital Trust III	5.80	3/15/42	1,490,000	1,494,044
Westar Energy, Inc.	5.95	1/1/35	760,000	730,237
ZFS Finance USA Trust I (b)*	6.15	12/15/65	1,235,000	1,229,061

Total Corporate Bonds (Cost $49,318,074)				49,738,023

U.S. Government Agency Mortgages – 21.60%
Fannie Mae, Pool #255321	5.50	7/1/24	2,570,809	2,556,193
Fannie Mae, Pool #255493	5.50	11/1/24	850,782	845,946
Fannie Mae, Pool #255550	5.50	12/1/24	560,360	557,174
Fannie Mae, Pool #256116	6.00	2/1/26	1,224,290	1,237,588
Fannie Mae, Pool #380433	6.49	8/1/08	1,451,128	1,467,410
Fannie Mae, Pool #560912	9.50	10/1/30	704	771
Fannie Mae, Pool #564235	9.00	11/1/30	9,879	10,467
Fannie Mae, Pool #725231	5.00	2/1/34	422,773	407,676
Fannie Mae, Pool #725419	4.50	10/1/33	1,623,653	1,516,786
Fannie Mae, Pool #725456	5.00	5/1/34	324,067	312,037
Fannie Mae, Pool #727437	6.00	3/1/25	827,754	838,564
Fannie Mae, Pool #741897	5.00	10/1/33	427,982	412,699
Fannie Mae, Pool #744131	6.50	12/1/24	849,045	864,635
Fannie Mae, Pool #747631	6.50	11/1/33	23,166	23,643
Fannie Mae, Pool #872852	6.50	6/1/36	343,050	349,350
Fannie Mae, Pool #872891	6.50	6/1/36	953,805	971,319
Fannie Mae, Pool #892916	6.50	8/1/36	1,142,002	1,162,972
Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	32,775	32,777
Fannie Mae, Series 1998-M1, Class A2	6.25	1/25/08	234,600	235,597

Fannie Mae, Series 1998-M6, Class A2	6.32	8/15/08	389,473	395,226
Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	735,617	746,269
Fannie Mae, Series 2001-60, Class PM	6.00	3/25/30	6,081	6,061
Fannie Mae, Series 2002-11, Class QC	5.50	3/25/17	55,000	55,227
Fannie Mae, Series 2002-56, Class VD	6.00	4/25/20	41,145	41,087
Fannie Mae, Series 2004-W1, Class 1A3	4.49	11/25/43	39,874	39,718
Fannie Mae, Series 2004-W10, Class A23	5.00	8/25/34	1,685,000	1,672,605
Fannie Mae, Series 2004-W4, Class A2	5.00	6/25/34	1,670,000	1,662,291
Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,276,000	2,177,284
Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,150,000	1,100,547
Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	455,000	433,764
Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	555,000	530,517
Fannie Mae, Series 2561, Class TU	4.16	6/25/42	55,787	55,566
Freddie Mac, Gold Pool #A15111	6.00	10/1/33	34,433	34,684
Freddie Mac, Gold Pool #A15401	6.50	11/1/33	50,924	51,987
Freddie Mac, Gold Pool #A17062	6.00	12/1/33	1,080,751	1,088,630
Freddie Mac, Series 1977, Class E	7.00	7/15/12	35,002	35,428
Freddie Mac, Series 2278, Class H	6.50	1/15/31	39,000	40,011
Freddie Mac, Series 2378, Class PE	5.50	11/15/16	1,307,333	1,312,646
Freddie Mac, Series 2390, Class CH	5.50	12/15/16	35,000	35,040
Freddie Mac, Series 2497, Class BM	5.00	2/15/22	8,219	8,165
Freddie Mac, Series 2512, Class PE	5.50	2/15/22	1,565,000	1,583,617
Freddie Mac, Series 2533, Class PE	5.50	12/15/21	495,000	498,183
Freddie Mac, Series 2543, Class HG	4.75	9/15/28	338,594	335,464
Freddie Mac, Series 2552, Class KB	4.25	6/15/27	632,023	625,275
Freddie Mac, Series 2640, Class BG	5.00	2/15/32	155,000	149,481
Freddie Mac, Series 2721, Class PE	5.00	1/15/23	1,326,000	1,277,932
Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,192,000	1,144,864
Freddie Mac, Series 2783, Class PD	5.00	1/15/33	950,000	912,544
Freddie Mac, Series 2836, Class EG	5.00	12/15/32	2,080,000	1,993,847
Freddie Mac, Series 2844, Class PD	5.00	12/15/32	2,080,000	1,992,469
Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,700,000	1,633,837
Freddie Mac, Series 2869, Class BG	5.00	7/15/33	250,000	240,547
Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,186,000	1,134,964
Freddie Mac, Series 2921, Class NE	5.00	9/15/33	1,700,000	1,622,885
Freddie Mac, Series 2938, Class ND	5.00	10/15/33	2,215,000	2,120,424
Freddie Mac, Series 2941, Class XD	5.00	5/15/33	1,105,000	1,058,936
Freddie Mac, Series 2950, Class ND	5.00	6/15/33	1,845,000	1,764,062
Freddie Mac, Series 3056, Class HD	5.00	2/15/34	1,340,000	1,276,202
Government National Mortgage Association, Pool #616571	6.50	8/20/34	1,503,042	1,539,391
Government National Mortgage Association, Series 2004-11, Class QE	5.00	12/16/32	1,425,000	1,351,292
Government National Mortgage Association, Series 2004-26, Class GD	5.00	11/16/32	900,000	858,124

Total U.S. Government Agency Mortgages (Cost $51,450,735)				50,440,697

U.S. Treasury Notes – 15.38%
U.S. Treasury Note (b)	3.63	4/30/07	15,087,000	14,967,948
U.S. Treasury Note (b)	4.25	11/15/13	1,489,000	1,456,486
U.S. Treasury Note (b)	8.13	8/15/19	6,416,000	8,461,100

U.S. Treasury Note (b)	6.00	2/15/26	9,629,000	11,016,934
Total U.S. Treasury Notes (Cost $35,071,756)				35,902,468

Taxable Municipal Bonds - 4.81%
Calexico California, Community	4.22	8/1/12	800,000	779,488
Redevelopment Agency Tax Allocation, Series B (AMBAC)
Clearfield City Utah Multi-Family Revenue, Local Housing (FHA)	6.65	11/1/07	75,000	75,416
Delaware River Port Authority Revenue, Port District Project, Series A (FSA)	7.32	1/1/08	45,000	46,193

Denver Colorado City & County Special Facilities Airport Revenue, Series B (MBIA)	7.25	1/1/10	125,000	132,735
Essex County New Jersey Import Authority Reference - Taxable - GTD Lease, Series B (AMBAC)	5.10	10/1/29	1,210,000	1,110,405
Hoboken New Jersey, GO (MBIA)	5.33	2/1/18	990,000	998,019
Houston Texas Apartment Systems Revenue, Rental Car Project (FGIC)	6.88	1/1/28	970,000	1,114,588
Indiana Bond Bank, Revenue, Series 4 (MBIA)	4.37	7/15/14	40,000	37,821
Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	70,000	70,606
Los Angeles California Unified School District, GO Series D (AMBAC)	5.06	7/1/09	1,760,000	1,762,094
Norristown Pennsylvania, Series 1998 (RADIAN)	7.00	10/15/18	1,710,000	1,893,739
Pico Rivera California, Water Authority (MBIA)	6.45	5/1/09	920,000	951,584
Reno Nevada Redevelopment Agency, Recreational Facility Improvements (RADIAN)	6.75	6/1/07	140,000	141,148
University of Alabama Revenue, Series B (XLCA)	5.90	7/1/23	1,000,000	1,018,710
Waterbury Connecticut, GO, Series B (FSA)	5.43	4/1/09	1,054,000	1,055,581
York County Pennsylvania Industrial Development Authority, Economic Development Revenue (FGIC)	6.43	10/1/08	35,000	36,320

Total Taxable Municipal Bonds (Cost $10,945,534)				11,224,447

Asset Backed Securities - 4.91%
Advanta Mortgage Loan Trust, Series 2000-2, Class A6 (a)	7.72	3/25/15	42,425	42,598
Ameriquest Finance Nim Trust, Series 2004-RN5, Class A	5.19	6/25/34	7,542	7,520
Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	54,189	54,000
Countrywide Asset Backed Certificates, Series 2006-11, Class 1AF6 (a)	6.15	9/25/46	1,170,000	1,198,163
Countrywide Asset Backed Certificates, Series 2006-15, Class A6 (a)	5.83	10/25/36	1,765,000	1,774,691
Credit-Based Asset Servicing & Securities, Series 2004- CB4, Class A3	4.63	5/25/35	89,981	89,662
Credit-Based Asset Servicing & Securities, Series 2005-CB8, Class AF1B (a)	5.45	12/25/35	650,758	647,850
Credit-Based Asset Servicing & Securities, Series 2006-CB2, Class AF1 (a)	5.72	12/25/36	1,269,857	1,265,483
Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	81,784	84,143
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	40,000	42,412
MMCA Automobile Trust, Series 2002-4, Class A4	3.05	11/16/09	76,017	75,816
Park Place Securities Net Interest Margin Trust, Series 2005-WCH1, Class A	4.00	2/25/35	29,550	29,517
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2 (a)	4.72	11/25/35	1,955,000	1,936,358
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF1 (a)	5.92	11/25/36	1,765,000	1,764,990

Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2 (a)	5.58	11/25/36	1,765,000	1,764,996
WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	687,633	677,544

Total Asset Backed Securities (Cost $11,449,247)				11,455,743

			Shares	Value
Money Market - 0.77%
SSgA Prime Money Market Fund			1,806,083	$1,806,083

Total Money Market (Cost $1,806,083)				1,806,083

Securities Held as Collateral for Securities on Loan – 18.22%
State Street Navigator Securities Lending Prime Portfolio			42,542,194	42,542,194

Total Securities Held as Collateral for Securities on Loan (Cost $42,542,194)				42,542,194

Total Investments (Cost $274,522,853) - 117.74%				274,913,844
Liabilities in excess of other assets-(17.74)%				(41,412,929)

NET ASSETS - 100.00%				$233,500,915

(a)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2006. The maturity date represents the actual maturity date.

(b)	All or part of this security has been loaned as of September 30, 2006.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC – American Municipal Bond Assurance Corp.

FHA – Federal Housing Administration

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance, Inc.

GO – General Obligation

MBIA – Municipal Bond Insurance Association

RADIAN – Radian Group, Inc.

XLCA – Security insured by XL Capital Assurance, Inc.

See accompanying notes to the Schedule of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Schedule of Portfolio Investments	September 30, 2006

(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Mortgages - 44.36%
Fannie Mae Strip, Series 317, Class 1, PO	0.00%	12/1/31	$156,067	$127,278
Fannie Mae Strip, Series 367, Class 2, IO	5.50	1/25/36	2,876,692	713,430
Fannie Mae, Gold, TBA	5.00	10/17/21	4,400,000	4,321,627
Fannie Mae, Gold, TBA	5.50	10/12/36	1,000,000	985,938
Fannie Mae, Gold, TBA	6.00	10/12/36	2,000,000	2,010,000
Fannie Mae, Pool #124836	10.00	5/1/22	41,554	46,331
Fannie Mae, Pool #124911	10.00	3/1/16	16,540	18,503
Fannie Mae, Pool #190535	11.00	1/1/16	7,787	8,854
Fannie Mae, Pool #23	8.50	8/1/11	2,597	2,614
Fannie Mae, Pool #252259	5.50	2/1/14	19,777	19,865
Fannie Mae, Pool #253265	7.50	5/1/30	15,499	16,048
Fannie Mae, Pool #253267	8.50	5/1/30	10,944	11,763
Fannie Mae, Pool #253399	8.50	8/1/30	109,143	117,310
Fannie Mae, Pool #253438	8.50	9/1/30	22,329	24,000
Fannie Mae, Pool #253545	7.00	12/1/30	7,436	7,662
Fannie Mae, Pool #253584	7.50	1/1/31	28,482	29,490
Fannie Mae, Pool #253643	7.50	2/1/31	30,967	32,063
Fannie Mae, Pool #254346	6.50	6/1/32	176,337	179,575
Fannie Mae, Pool #254487	7.50	9/1/32	20,219	20,897
Fannie Mae, Pool #254693	5.50	4/1/33	1,628,710	1,609,131
Fannie Mae, Pool #255313	5.50	8/1/34	237,545	234,038
Fannie Mae, Pool #303406	10.00	2/1/25	56,295	62,600
Fannie Mae, Pool #313033	10.00	7/1/17	5,529	6,168
Fannie Mae, Pool #313328	10.00	7/1/18	10,621	11,972
Fannie Mae, Pool #323354	6.00	11/1/28	57,065	57,651
Fannie Mae, Pool #357327	5.00	1/1/18	433,962	427,892
Fannie Mae, Pool #357776	5.50	4/1/20	31,296	31,293
Fannie Mae, Pool #359461	10.50	12/1/17	6,075	6,706
Fannie Mae, Pool #378141	10.00	4/1/19	44,848	50,043
Fannie Mae, Pool #397120	10.00	5/1/21	31,323	34,283
Fannie Mae, Pool #447140	7.50	11/1/29	849	882
Fannie Mae, Pool #482513	5.50	1/1/14	207,886	208,809
Fannie Mae, Pool #50163	10.50	11/1/18	2,190	2,518
Fannie Mae, Pool #511096	7.50	8/1/29	1,093	1,134
Fannie Mae, Pool #514132	7.00	8/1/29	168,185	173,422
Fannie Mae, Pool #514574	7.50	1/1/30	103,288	107,198
Fannie Mae, Pool #534063	7.50	3/1/30	59,403	61,656
Fannie Mae, Pool #535332	8.50	4/1/30	72,649	78,050
Fannie Mae, Pool #535435	8.50	8/1/30	23,816	25,598
Fannie Mae, Pool #535488	8.50	9/1/30	94,852	101,951
Fannie Mae, Pool #535988	7.00	6/1/31	208,532	214,692
Fannie Mae, Pool #536282	8.50	7/1/30	6,676	7,176
Fannie Mae, Pool #54075	8.50	12/1/08	4,406	4,406
Fannie Mae, Pool #541903	7.50	6/1/30	6,657	6,893
Fannie Mae, Pool #545082	7.50	6/1/31	19,441	20,129
Fannie Mae, Pool #545139	7.00	8/1/31	491,300	506,267
Fannie Mae, Pool #545556	7.00	4/1/32	18,494	19,041
Fannie Mae, Pool #545762	6.50	7/1/32	85,526	87,413
Fannie Mae, Pool #546591	8.50	6/1/30	38,376	41,248
Fannie Mae, Pool #548190	7.50	10/1/30	24,258	25,117
Fannie Mae, Pool #549605	8.50	8/1/30	1,598	1,716
Fannie Mae, Pool #555144	7.00	10/1/32	82,709	85,188

Fannie Mae, Pool #555494	5.50	5/1/18	12,827	12,855
Fannie Mae, Pool #555531	5.50	6/1/33	277,721	274,382
Fannie Mae, Pool #557160	8.50	12/1/30	17,106	18,386
Fannie Mae, Pool #560534	7.00	11/1/30	3,393	3,497
Fannie Mae, Pool #561883	7.50	11/1/30	56,811	58,822
Fannie Mae, Pool #562906	7.50	3/1/31	20,807	21,527
Fannie Mae, Pool #573752	8.50	2/1/31	25,870	27,806
Fannie Mae, Pool #580515	5.50	4/1/16	337,330	338,292
Fannie Mae, Pool #58253	10.00	10/1/16	2,255	2,327
Fannie Mae, Pool #590944	7.00	8/1/31	62,470	64,315
Fannie Mae, Pool #606565	7.00	10/1/31	3,429	3,530
Fannie Mae, Pool #606964	7.00	10/1/31	95,983	98,818
Fannie Mae, Pool #610381	7.00	10/1/31	27,342	28,150
Fannie Mae, Pool #610995	5.50	11/1/16	106,710	107,014
Fannie Mae, Pool #615206	6.50	11/1/31	2,905	2,971
Fannie Mae, Pool #617271	5.50	1/1/17	343,181	344,160
Fannie Mae, Pool #621535	6.50	3/1/32	3,786	3,869
Fannie Mae, Pool #625030	6.50	1/1/32	122,464	125,214
Fannie Mae, Pool #653877	6.50	8/1/32	32,301	33,014
Fannie Mae, Pool #654790	6.50	8/1/32	326,322	332,314
Fannie Mae, Pool #666705	5.50	11/1/17	23,820	23,873
Fannie Mae, Pool #683287	5.50	2/1/18	492,204	493,057
Fannie Mae, Pool #688729	5.50	3/1/18	524,670	524,432
Fannie Mae, Pool #725027	5.00	11/1/33	3,993,348	3,850,736
Fannie Mae, Pool #725162	6.00	2/1/34	374,429	376,978
Fannie Mae, Pool #725206	5.50	2/1/34	2,666,310	2,634,258
Fannie Mae, Pool #725418	6.50	5/1/34	170,841	173,978
Fannie Mae, Pool #725424	5.50	4/1/34	382,301	376,658
Fannie Mae, Pool #725704	6.00	8/1/34	840,042	845,762
Fannie Mae, Pool #725946	5.50	11/1/34	2,375,855	2,345,200
Fannie Mae, Pool #727384	4.50	9/1/18	411,292	396,839
Fannie Mae, Pool #731076	5.50	7/1/18	55,434	55,409
Fannie Mae, Pool #735504	6.00	4/1/35	2,666,917	2,686,591
Fannie Mae, Pool #735611	5.50	3/1/20	72,918	73,080
Fannie Mae, Pool #735989	5.50	2/1/35	4,369,973	4,320,197
Fannie Mae, Pool #737287	5.00	6/1/18	47,812	47,113
Fannie Mae, Pool #740710	4.50	9/1/18	93,715	90,422
Fannie Mae, Pool #741732	5.00	11/1/18	813,985	802,071
Fannie Mae, Pool #745140	5.00	11/1/35	2,977,779	2,863,185
Fannie Mae, Pool #745209	5.50	9/1/19	5,695,613	5,708,261
Fannie Mae, Pool #745412	5.50	12/1/35	2,943,267	2,905,291
Fannie Mae, Pool #745592	5.00	1/1/21	1,874,432	1,846,995
Fannie Mae, Pool #745737	5.00	3/1/21	2,725,673	2,685,776
Fannie Mae, Pool #745832	6.00	4/1/21	2,741,082	2,783,968
Fannie Mae, Pool #745833	6.00	1/1/21	1,264,265	1,278,542
Fannie Mae, Pool #761240	4.00	6/1/19	1,933,941	1,830,292
Fannie Mae, Pool #782586	5.00	6/1/19	278,857	274,025
Fannie Mae, Pool #784200	5.00	6/1/19	44,779	44,003
Fannie Mae, Pool #788210	5.50	2/1/21	440,030	439,831
Fannie Mae, Pool #819432	4.61	3/1/35	2,344,562	2,305,761
Fannie Mae, Pool #838926	5.50	8/1/35	1,935,514	1,907,814
Fannie Mae, Pool #845429	5.50	1/1/21	98,537	98,493
Fannie Mae, Pool #882228	6.50	9/1/36	1,000,000	1,018,362
Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	297,810	309,139
Fannie Mae, Series 2003-16, Class BC	5.00	3/25/18	290,000	282,501
Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	719,683	722,918
Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	498,093	509,927
Fannie Mae, Series 2004-99, Class AO	5.50	1/25/34	1,521,024	1,519,235
Fannie Mae, Series 2005-27, Class PC	5.50	5/25/34	1,060,490	1,061,678
Fannie Mae, Series 2005-3, Class AP	5.50	2/25/35	938,581	941,732
Fannie Mae, Series 2005-57, Class PA	5.50	5/25/27	1,722,122	1,723,632
Fannie Mae, Series 2005-58, Class EP	5.50	7/25/35	900,034	902,521

Fannie Mae, TBA	4.50	10/17/21	1,000,000	964,688
Fannie Mae, TBA	5.50	10/17/21	9,500,000	9,494,062
Fannie Mae, TBA	5.50	11/16/21	4,000,000	3,998,125
Fannie Mae, TBA	4.50	10/12/36	700,000	653,843
Fannie Mae, TBA	5.00	10/12/36	3,000,000	2,882,814
Fannie Mae, TBA	6.50	10/12/36	6,000,000	6,108,749
Freddie Mac Strip, Series 231, Class IO	5.50	8/1/35	2,650,000	642,996
Freddie Mac Strip, Series 232, Class IO	5.00	8/1/35	2,001,993	487,986
Freddie Mac, Gold Pool #170199	9.50	10/1/16	74,456	80,510
Freddie Mac, Gold Pool #183455	12.00	12/1/10	12,501	13,884
Freddie Mac, Gold Pool #360019	10.50	12/1/17	4,799	5,429
Freddie Mac, Gold Pool #555285	10.00	4/1/16	7,838	8,201
Freddie Mac, Gold Pool #A12118	5.00	8/1/33	819,564	790,880
Freddie Mac, Gold Pool #A50923	6.00	7/1/36	298,587	300,151
Freddie Mac, Gold Pool #B13607	4.50	4/1/19	471,142	454,555
Freddie Mac, Gold Pool #B19026	4.50	3/1/20	387,343	373,282
Freddie Mac, Gold Pool #C01104	8.00	12/1/30	8,269	8,694
Freddie Mac, Gold Pool #C01187	7.50	5/1/31	38,898	40,315
Freddie Mac, Gold Pool #C01372	7.50	5/1/32	49,739	51,480
Freddie Mac, Gold Pool #C35806	7.50	2/1/30	275	285
Freddie Mac, Gold Pool #C41019	8.00	8/1/30	15,533	16,331
Freddie Mac, Gold Pool #C41473	7.50	8/1/30	22,598	23,422
Freddie Mac, Gold Pool #C41513	8.00	8/1/30	31,139	32,738
Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,448	5,728
Freddie Mac, Gold Pool #C47558	7.50	2/1/31	8,503	8,813
Freddie Mac, Gold Pool #C48206	7.50	3/1/31	6,042	6,262
Freddie Mac, Gold Pool #C50601	8.00	4/1/31	54,407	57,178
Freddie Mac, Gold Pool #C58121	7.50	9/1/31	34,609	35,838
Freddie Mac, Gold Pool #C59301	7.50	10/1/31	24,651	25,526
Freddie Mac, Gold Pool #C65032	7.50	2/1/32	7,211	7,464
Freddie Mac, Gold Pool #C67274	7.50	5/1/32	11,864	12,280
Freddie Mac, Gold Pool #C68001	7.00	6/1/32	57,623	59,310
Freddie Mac, Gold Pool #D11089	9.50	10/1/17	33,228	35,811
Freddie Mac, Gold Pool #E00627	5.50	2/1/14	219,199	220,118
Freddie Mac, Gold Pool #E01137	6.00	3/1/17	170,937	173,407
Freddie Mac, Gold Pool #E01653	4.50	6/1/19	581,273	561,218
Freddie Mac, Gold Pool #E84261	6.00	7/1/16	62,681	63,586
Freddie Mac, Gold Pool #E89400	6.00	4/1/17	15,180	15,399
Freddie Mac, Gold Pool #E90895	6.00	7/1/17	71,086	72,111
Freddie Mac, Gold Pool #E91323	6.00	9/1/17	142,786	144,845
Freddie Mac, Gold Pool #G01135	8.00	9/1/30	4,355	4,578
Freddie Mac, Gold Pool #G01311	7.00	9/1/31	5,295	5,455
Freddie Mac, Gold Pool #G01391	7.00	4/1/32	42,528	43,814
Freddie Mac, Gold Pool #G11720	4.50	8/1/20	2,235,703	2,156,994
Freddie Mac, Gold Pool #G11742	5.00	7/1/20	248,401	244,352
Freddie Mac, Gold Pool #J00106	4.50	9/1/20	181,458	174,871
Freddie Mac, Gold Pool #J00773	5.00	12/1/20	425,188	417,828
Freddie Mac, Gold Pool #J02720	4.50	11/1/20	136,541	131,585
Freddie Mac, Gold Pool #M80813	4.00	4/1/10	472,975	450,961
Freddie Mac, Series 2538, Class CB	5.00	12/15/17	640,000	629,140
Freddie Mac, Series 2864, Class NA	5.50	1/15/31	861,498	864,089
Freddie Mac, Series 2966, Class NW	5.00	8/15/25	2,295,008	2,281,669
Freddie Mac, Series 2973, Class EB	5.50	4/15/35	1,116,921	1,121,618
Freddie Mac, Series 3131, Class MA	5.50	11/15/27	1,331,161	1,335,849
Freddie Mac, Series 3138, Class PA	5.50	2/15/27	2,069,688	2,074,089
Government National Mortgage Association, Pool #112784	12.00	2/15/14	7,527	8,473
Government National Mortgage Association, Pool #1277	11.50	9/20/19	3,491	3,656
Government National Mortgage Association, Pool #156617	11.00	1/15/16	24,980	28,673
Government National Mortgage Association, Pool #36890	10.00	11/15/09	11,642	12,226

Government National Mortgage Association, Pool #38484	11.00	3/15/10	4,717	5,070
Government National Mortgage Association, Pool #41625	11.00	7/15/10	5,131	5,515
Government National Mortgage Association, Pool #42444	11.00	9/15/10	4,883	5,249
Government National Mortgage Association, Pool #42710	11.00	9/15/10	9,261	9,954
Government National Mortgage Association, Pool #43080	11.00	8/15/10	6,216	6,682
Government National Mortgage Association, Pool #43285	11.00	8/15/10	422	453
Government National Mortgage Association, Pool #45290	11.00	12/15/10	39,367	42,315
Government National Mortgage Association, Pool #488233	6.00	4/15/29	14,169	14,371
Government National Mortgage Association, Pool #497630	6.00	2/15/29	6,526	6,618
Government National Mortgage Association, Pool #545212	7.00	12/15/30	3,075	3,177
Government National Mortgage Association, Pool #58625	12.00	11/15/12	11,834	13,652
Government National Mortgage Association, Pool #604791	5.50	11/15/33	253,077	251,635
Government National Mortgage Association, Pool #637301	6.50	11/15/34	57,527	59,062
Government National Mortgage Association, Pool #70492	12.00	9/15/13	12,476	14,563
Government National Mortgage Association, Pool #71155	12.00	8/15/13	18,222	21,283
Government National Mortgage Association, Pool #780315	9.50	12/15/17	18,599	20,096
Government National Mortgage Association, Pool #780384	11.00	12/15/17	13,359	15,201
Government National Mortgage Association, Pool #780554	10.00	5/15/19	47,350	52,476
Government National Mortgage Association, Pool #780609	9.50	9/15/22	10,279	11,285
Government National Mortgage Association, Pool #781548	7.00	11/15/32	103,807	107,226
Government National Mortgage Association, Pool #80094	4.75	7/20/27	8,451	8,450
Government National Mortgage Association, Pool #80114	4.75	9/20/27	16,955	17,095
Government National Mortgage Association, Pool #80123	5.13	10/20/27	25,643	25,839
Government National Mortgage Association, Pool #80137	5.13	11/20/27	21,287	21,450
Government National Mortgage Association, Pool #80145	5.13	12/20/27	7,823	7,883
Government National Mortgage Association, Pool #80156	5.38	1/20/28	9,719	9,808
Government National Mortgage Association, Pool #80916	3.75	5/20/34	903,917	884,525
Government National Mortgage Association, Pool #8585	5.38	1/20/25	31,421	31,684
Government National Mortgage Association, Pool #8595	5.38	2/20/25	77,811	78,521

Government National Mortgage Association, Pool #8611	5.38	3/20/25	24,390	24,596
Government National Mortgage Association, Pool #8621	5.38	4/20/25	39,955	40,107
Government National Mortgage Association, Pool #8631	5.38	5/20/25	77,022	77,315
Government National Mortgage Association, Pool #8644	5.38	6/20/25	21,416	21,630
Government National Mortgage Association, Pool #8664	4.75	7/20/25	21,769	21,961

Total U.S. Government Agency Mortgages (cost $114,070,141)				113,852,309

Corporate Bonds - 16.48%
Anadarko Petroleum Corp.	6.45	9/15/36	750,000	766,072
Associates Corp. NA	6.25	11/1/08	170,000	173,424
Avalon Bay Communities, Inc.	7.50	12/15/10	175,000	189,101
Bank of America Corp.	7.80	2/15/10	545,000	588,404
Bank of America Corp.	4.50	8/1/10	620,000	606,643
Bank of New York	3.80	2/1/08	275,000	270,074
Barclays Bank PLC NY	5.40	3/13/09	3,670,000	3,670,307
Belvoir Land LLC	5.27	12/15/47	200,000	187,468
Berkshire Hathaway Finance Corp.	3.40	7/2/07	260,000	256,557
Berkshire Hathaway Finance Corp.	3.38	10/15/08	325,000	313,936
Berkshire Hathaway Finance Corp.	4.13	1/15/10	385,000	374,039
Bristol-Myers Squibb	6.88	8/1/97	60,000	64,431
Carolina Power & Light	6.13	9/15/33	250,000	257,843
CenterPoint Energy Resources Corp., Series B	7.88	4/1/13	280,000	311,649
Citigroup, Inc.	3.50	2/1/08	365,000	357,198
Citigroup, Inc.	3.63	2/9/09	1,495,000	1,446,846
Citigroup, Inc.	4.25	7/29/09	410,000	401,177
Citigroup, Inc.	4.13	2/22/10	1,335,000	1,294,955
Citigroup, Inc. (c)	4.63	8/3/10	70,000	68,789
Citigroup, Inc.	6.13	8/25/36	200,000	205,699
Comcast Cable Communications Holdings (b)	8.38	3/15/13	985,000	1,123,576
Comcast Corp.	7.63	2/15/08	170,000	174,737
Comcast Corp.	7.05	3/15/33	75,000	80,312
Comcast Corp.	6.50	11/15/35	150,000	151,045
Consolidated Natural Gas, Series A	5.00	3/1/14	25,000	23,833
Consolidated Natural Gas, Series C	6.25	11/1/11	125,000	128,823
D.R. Horton, Inc. (c)	6.13	1/15/14	375,000	365,928
Depfa ACS Bank	4.25	8/16/10	850,000	828,026
Deutsche Bank AG NY, Series YCD (a)	5.37	3/15/07	475,000	475,012
Dominion Resources, Inc.	7.20	9/15/14	250,000	272,227
Dominion Resources, Inc., Series A	8.13	6/15/10	85,000	92,513
Energy East Corp.	6.75	7/15/36	200,000	209,346
Enterprise Products Operations	4.00	10/15/07	125,000	123,099
Federated Department Stores	6.79	7/15/27	50,000	50,326
Florida Power and Light Co.	4.95	6/1/35	200,000	177,999
General Electric Capital Corp.	5.55	1/15/08	3,625,000	3,628,352
General Electric Capital Corp.	4.13	9/1/09	640,000	624,276
General Electric Capital Corp.	5.00	11/15/11	2,195,000	2,177,798
GTE Corp.	6.94	4/15/28	50,000	51,786
Halliburton Co.	5.50	10/15/10	325,000	326,974
Halliburton Co.	7.60	8/15/96	125,000	144,523
HSBC Bank USA	3.87	6/7/07	2,025,000	2,004,643
HSBC Finance Corp.	4.75	5/15/09	200,000	198,187
Irwin Land LLC	5.30	12/15/35	290,000	271,051
Irwin Land LLC, Series A-1	5.03	12/15/25	200,000	186,488
JP Morgan Chase & Co.	5.35	3/1/07	360,000	359,875
Lehman Brothers Holdings, Series MTN (c)	5.75	7/18/11	325,000	331,060

Lehman Brothers Holdings	7.88	8/15/10	210,000	228,828
Massachusetts Mutual Life	7.63	11/15/23	108,000	129,992
May Department Stores Co.	6.65	7/15/24	50,000	50,045
May Department Stores Co.	7.88	3/1/30	35,000	39,552
May Department Stores Co. (c)	6.70	7/15/34	35,000	34,820
May Department Stores Co.	8.13	8/15/35	125,000	135,081
Monumental Global Funding	5.20	1/30/07	475,000	474,639
Morgan Stanley	5.44	3/7/08	2,465,000	2,466,966
Morgan Stanley	5.05	1/21/11	350,000	346,823
Morgan Stanley	6.75	4/15/11	200,000	211,447
Morgan Stanley, Series MTN	5.63	1/9/12	495,000	501,414
New Jersey Bell Telephone	7.85	11/15/29	40,000	43,882
News America Holdings	8.50	2/23/25	225,000	265,306
News America Holdings	8.45	8/1/34	55,000	66,486
News America Holdings	8.15	10/17/36	210,000	246,087
News America, Inc.	7.63	11/30/28	110,000	121,315
Northrop Grumman Corp.	4.08	11/16/06	470,000	469,222
Ohana Military Communities LLC, Housing Revenue, Series A, Class I	6.19	4/1/49	150,000	159,831
Oracle Corp.	5.25	1/15/16	415,000	408,388
Phillips Petroleum Co.	7.00	3/30/29	60,000	68,816
Pricoa Global Funding I	4.35	6/15/08	325,000	319,719
Prologis 2006	5.50	4/1/12	255,000	254,451
Resolution Funding Corp., Zero Coupon	0.00	7/15/18	75,000	42,164
Resolution Funding Corp., Zero Coupon	0.00	10/15/18	75,000	41,603
Rouse Co.	5.38	11/26/13	350,000	323,546
SBC Communications, Inc.	4.21	6/5/07	1,050,000	1,041,306
Small Business Administration	4.52	2/10/13	439,066	425,076
Small Business Administration	4.50	2/10/14	653,733	633,620
Sprint Capital Corp.	8.75	3/15/32	90,000	109,755
Suntrust Bank	3.63	10/15/07	415,000	407,892
Suntrust Bank	4.00	10/15/08	160,000	156,364
Suntrust Bank	4.42	6/15/09	275,000	270,144
TCI Communications, Inc.	7.88	8/1/13	170,000	189,962
TCI Communications, Inc.	7.88	2/15/26	10,000	11,263
TIAA Global Markets	5.00	3/1/07	375,000	374,529
Time Warner Entertainment	8.38	3/15/23	150,000	173,231
Time Warner, Inc.	7.57	2/1/24	115,000	124,457
Time Warner, Inc.	6.95	1/15/28	200,000	206,151
Time Warner, Inc.	6.63	5/15/29	300,000	299,936
Turner Broadcasting Co.	8.38	7/1/13	30,000	33,717
US Bancorop, Series MTNN	3.95	8/23/07	55,000	54,357
US Bank NA	2.40	3/12/07	300,000	295,776
US Bank NA	4.40	8/15/08	700,000	692,182
USAA Capital Corp.	4.00	12/10/07	240,000	235,746
Verizon Virginia, Inc.	4.63	3/15/13	425,000	395,561
Wachovia Bank NA	4.38	8/15/08	110,000	108,455
Wachovia Corp.	6.30	4/15/08	280,000	284,185
Wellpoint, Inc.	5.95	12/15/34	85,000	83,397
Wellpoint, Inc.	5.85	1/15/36	155,000	150,341
Wells Fargo Co.	4.20	1/15/10	480,000	466,328
Wells Fargo Co.	4.63	8/9/10	750,000	738,247
Wells Fargo Co.	4.88	1/12/11	210,000	208,005
Wyeth	5.50	2/15/16	275,000	274,781

Total Corporate Bonds (cost $42,587,869)				42,281,614

Collateralized Mortgage Obligations - 22.15%
Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	625,000	633,287
Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	1,129,450	1,177,270
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,385,000	1,445,343

Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	449,551	445,851
Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	494,158	487,747
Bank of America Commercial Mortgage, Inc., Series 2005-1, Class A4	5.04	11/10/42	1,300,000	1,291,591
Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,500,000	1,514,957
Bear Stearns Commercial Mortgage Securities Corp., Series 2005-PWR7, Class A2	4.95	2/11/41	1,190,000	1,175,672
Chase Commercial Mortgage Securities Corp., Series 1997-2, Class A2	6.60	12/19/29	1,666,584	1,678,788
Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	220,000	231,429
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	400,380	426,479
Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	1,640,000	1,733,292
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2	6.03	9/15/30	765,074	770,215
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	2,595,421	2,598,230
Countrywide Asset-Backed Certificates, Series 2005-IM3, Class A1	5.44	3/25/36	1,408,564	1,408,767
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	1,160,000	1,119,610
CS First Boston Mortgage Securities Corp, Series 2003-C3, Class A5	3.94	5/15/38	1,660,000	1,540,430
CS First Boston Mortgage Securities Corp., Series 2002-CP3, Class A3	5.60	7/15/35	1,660,000	1,689,925
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B	6.46	3/10/32	275,000	282,021
First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,570,000	1,654,823
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A1	5.67	12/12/33	1,442,735	1,454,417
Freddie Mac, Series 3189, Class PJ	6.00	3/15/30	1,881,933	1,909,798
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2	5.00	12/10/37	1,825,000	1,807,314
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1, Class A2	6.18	5/15/33	225,501	229,314
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	348,627	361,692
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	760,099	792,599
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	820,014	873,950
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	960,000	1,025,317
GS Mortgage Securities Corp. II, Series 1998-C1, Class A3	6.14	10/18/30	1,397,504	1,413,666
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	985,000	975,747

GSR Mortgage Loan Trust, Series 2004-9, Class 4A1	4.06	8/25/34	1,731,697	1,692,075
Homebanc Mortgage Trust, Series 2005-4, Class A1	5.59	10/25/35	1,088,861	1,090,431
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	270,000	279,740
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,080,000	1,048,470
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	744,873	788,639
Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	214	48
LB - UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	710,000	757,447
LB - UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,150,000	1,214,646
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	860,742	874,200
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2	6.30	10/15/35	1,947,979	1,983,309
Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	1,162,065	1,162,847
Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	479,194	474,292
Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	194,620	197,818
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A2	6.66	3/18/30	1,581,915	1,600,840
Nationslink Funding Corp., Series 1998-1, Class A3	6.40	3/20/30	1,208,316	1,212,701
Nationslink Funding Corp., Series 1999-1, Class A2	6.32	1/20/31	1,333,306	1,355,903
Prudential Mortgage Capital Funding, LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,525,000	1,608,854
Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2	7.15	5/18/32	1,215,365	1,252,951
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1	5.64	10/25/35	1,122,447	1,127,263
Structured Asset Receivable Trust, Series 2003-2	5.99	1/21/09	722,432	722,208
Wachovia Bank Commercial Mortgage Trust	5.77	7/15/45	1,335,000	1,373,654
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	875,000	861,611

Total Collateralized Mortgage Obligations (cost $57,784,008)				56,829,488

Asset Backed Securities - 15.30%
Bear Stearns Asset Backed Securities, Inc., Series 2006-EC1, Class A1	5.40	12/25/35	1,120,156	1,120,323
Capital Auto Receivables Asset Trust, Series 2005-1, Class A4	4.05	7/15/09	1,825,000	1,807,912
Chase Credit Card Master Trust, Series 2001-6, Class A	5.46	3/16/09	2,175,000	2,175,426
Chase Issuance Trust, Series 2004-A9, Class A9	3.22	6/15/10	1,475,000	1,445,762
Chase Issuance Trust, Series 2006-A3, Class A3	5.32	7/15/11	1,725,000	1,725,448
Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	5.34	7/15/10	2,000,000	2,008,261

Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	2.90	5/17/10	1,025,000	990,056
Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1	2.55	1/20/09	1,800,000	1,785,189
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	3.20	8/24/09	1,825,000	1,791,920
Countrywide Asset-Backed Certificates, Series 2004-14, Class A4	5.60	6/25/35	468,178	469,576
Countrywide Asset-Backed Certificates, Series 2005-12, Class 2A1	5.43	2/25/36	603,873	603,940
Ford Credit Auto Owner Trust, Series 2004-A, Class A3	2.93	3/15/08	816,340	810,920
Ford Credit Auto Owner Trust, Series 2005-A, Class A3	3.48	11/15/08	1,466,591	1,454,896
Ford Credit Auto Owner Trust, Series 2005-B, Class A3	4.17	1/15/09	1,665,376	1,654,903
Ford Credit Auto Owner Trust, Series 2005-C, Class A3	4.30	8/15/09	1,975,000	1,954,359
Honda Auto Receivables Owner Trust, Series 2006-1, Class A3	5.07	2/18/10	2,150,000	2,148,842
MBNA Credit Card Master Note Trust, Series 2003-A9, Class A9	5.46	2/15/11	2,650,000	2,656,519
MBNA Credit Card Master Note Trust, Series 2004-A4, Class A4	2.70	9/15/09	1,450,000	1,430,609
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1	4.90	7/15/11	2,100,000	2,096,031
MBNA Credit Card Master Note Trust, Series 2006-A4, Class A4	5.32	9/15/11	2,675,000	2,675,673
MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	460,000	469,787
Nomura Home Equity Loan, Inc., Series 2006-HE1, Class A1	5.40	2/25/36	1,271,901	1,272,224
SLM Student Loan Trust, Series 2003-4, Class A3	5.49	12/15/15	842,491	842,951
SLM Student Loan Trust, Series 2005-6, Class A58	5.50	7/27/26	1,900,000	1,901,731
Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,950,000	1,971,137

Total Asset Backed Securities (cost $39,392,245)				39,264,395

U.S. Treasury Notes - 1.48%
U.S. Treasury Notes (c)	4.63	8/31/11	230,000	230,252
U.S. Treasury Notes	4.50	2/15/36	150,000	143,730
U.S. Treasury Notes Strip, PO (c)	0.00	11/15/21	1,500,000	720,411
U.S. Treasury Notes Strip, Series SO (c)	0.00	11/15/27	7,455,000	2,698,486

Total U.S. Treasury Notes (cost $3,767,613)				3,792,879

Foreign Bonds - 4.03%
Aid-Israel	5.50	4/26/24	875,000	911,529
Aid-Israel	5.50	9/18/33	380,000	397,776
Bank of Scotland Treasury Services	3.50	11/30/07	460,000	451,135
BSKYB Finance UK PLC	6.50	10/15/35	40,000	39,151
Deutsche Telekom International Finance	8.25	6/15/30	145,000	177,145
Eksportsfinans	3.38	1/15/08	995,000	972,921
Encana Holdings Financial Corp.	5.80	5/1/14	25,000	25,192
HBOS Treasury Services PLC	3.60	8/15/07	210,000	206,912
L-Bank BW Foerderbank	4.25	9/15/10	1,000,000	976,553
National Westminster Bank	7.38	10/1/09	225,000	239,577
Nationwide Building Society	3.50	7/31/07	525,000	517,223
Nationwide Building Society	4.25	2/1/10	250,000	242,498
Scottish Power PLC	4.91	3/15/10	275,000	270,474
Suncor Energy, Inc., Yankee	5.95	12/1/34	5,000	5,092

Teck Cominco Ltd.	6.13	10/1/35	225,000	216,143
Telecom Italia Capital	5.25	10/1/15	325,000	301,147
Telecom Italia Capital	6.00	9/30/34	50,000	44,703
Telecom Italia Capital	7.20	7/18/36	250,000	256,949
Telefonica Emisiones S.A.U.	6.42	6/20/16	225,000	231,486
Telefonica Emisiones S.A.U.	7.05	6/20/36	200,000	211,065
Telefonica Europe BV	7.75	9/15/10	150,000	161,938
Tyco International Group SA, Yankee	6.38	10/15/11	140,000	146,761
United Mexican States	6.63	3/3/15	5,000	5,313
United Mexican States	8.00	9/24/22	505,000	604,738
United Mexican States (c)	11.50	5/15/26	30,000	47,505
United Mexican States, Series MTNA	7.50	4/8/33	40,000	46,140
Vodafone Group PLC	5.56	6/29/07	1,150,000	1,149,913
Vodafone Group PLC	5.59	12/28/07	1,085,000	1,085,214
Vodafone Group PLC	7.75	2/15/10	290,000	310,965
Vodafone Group PLC	5.00	9/15/15	90,000	84,888

Total Foreign Bonds (cost $10,212,117)				10,338,046

U.S Government Agency Discount Notes - 3.86%
Federal Farm Credit Bank (cost $9,896,081)	0.00	10/2/06	9,900,000	9,900,000

U.S. Treasury Inflation Protected Bonds - 1.72%
U.S. Treasury Note Inflation Index	2.00	1/15/14	1,175,000	1,269,355
U.S. Treasury Note Inflation Index (c)	2.50	7/15/16	1,175,000	1,207,693
U.S. Treasury Note Inflation Index (c)	2.00	1/15/26	1,980,000	1,947,005

Total U.S. Treasury Inflation Protection Bonds (cost $4,409,051)				4,424,053

			Shares	Value
Securities Held as Collateral for Securities on Loan - 3.01%
State Street Navigator Securities Lending Prime Portfolio (cost $7,728,506)			7,728,506	$7,728,506

Time Deposit - 0.05%
Eurodollar Time Deposit (cost $119,774)			119,774	119,774

Total Investments (Cost $289,970,017) - 112.44%				288,531,064
Liabilities in excess of other assets - (12.44)%				(31,926,602)

NET ASSETS - 100.00%				$256,604,462

(a)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2006. The maturity date represents the actual maturity date.

(b)	All or part of this security has been pledged as collateral for Futures and Options contracts held by the Fund.

(c)	All or part of this security has been placed on loan as of September 30, 2006.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

IO – Interest Only

PO – Principal Only

TBA – Security in subject to delayed delivery

See accompanying notes to the Schedule of Investments

Futures

Number of Contracts	Futures Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
297	U.S. Treasury 10 Year Note	$32,094,563	Dec-06	$261,165
161	U.S. Treasury Long Bond	$18,097,406	Dec-06	$256,624

	Total Unrealized Gain/(Loss)			$517,789

Number of Contracts	Futures Contracts Short	Market Value	Expiration Date	Unrealized Gain/(Loss)
(329)	U.S. Treasury 5 Year Note	$(34,714,641)	Dec-06	$(125,022)
(57)	Euro Dollar Future	$(13,535,363)	June-07	$(10,630)

	Total Unrealized Gain			$(135,652)

	Net Unrealized Gain/(Loss)			$382,137

Contracts	Description		Value
Put Options Written
	26	September 2006 10-Year U.S. Treasury Note Future Expires 11/21/06, strike price $107	$(6,500)

		Total Put Options Written (premiums received $6083)	$(6,500)

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on 6/30/2006	Unrealized Gain/(Loss)
	Currencies Purchased
13,664	Euro	6/19/2006	7/20/2006	$17,501	$208
2,295,400	Euro	6/20/2006	7/20/2006	$2,939,959	$48,843
284,334	Euro	6/20/2006	7/20/2006	$364,176	$5,992

	Total Currencies Purchased				$55,043

	Currencies Sold
2,561,898	Euro	6/20/2006	7/20/2006	$3,281,291	$(30,166)
31,500	Euro	6/20/2006	7/20/2006	$40,345	$(686)

	Total Currencies Sold				$(30,852)

	Net Unrealized (Loss)			$2,939,959	$24,191

Call Options Written
24	September 2006 10-Year U.S. Treasury Note Future Expires 8/25/06, strike price $110	$(375)

	Total Call Options Written (premiums received $11,964)	$(375)

Put Options Purchased
32	September 2005 10-Year U.S. Treasury Note Future Expires 8/26/05, strike price $111	$6,500

	Total Put Options Purchased	$6,500

	Cost $15,215

	Currencies Purchased
148,363	Euro	8/25/2005	10/20/2005	$178,463	$(4,063)

	Total Currencies Purchased				$(4,063)

	Net Unrealized Gain				$(4,063)

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Schedule of Portfolio Investments	September 30, 2006

(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds - 84.50%
Adelphia Communications Corp. (a)(f)	0.00%	3/1/05	$1,065,000	$1,192,800
Adelphia Communications Corp. (a)	0.00	1/15/07	1,015,000	1,126,650
Adelphia Communications Corp. (a)	0.00	10/1/07	1,925,000	2,117,500
Adelphia Communications Corp. (a)	0.00	12/15/07	2,500,000	2,724,999
Adelphia Communications Corp. (a)(e)	0.00	11/15/09	550,000	350,625
Adelphia Communications Corp. (a)	0.00	10/1/10	1,600,000	988,000
Allbritton Communication	7.75	12/15/12	949,000	956,118
Alliant Techsystems, Inc. (e)	6.75	4/1/16	1,200,000	1,185,000
American Tower Corp.	7.13	10/15/12	640,000	656,000
Arch Western Finance	6.75	7/1/13	1,800,000	1,728,000
Ball Corp.	6.88	12/15/12	1,000,000	1,012,500
Ball Corp. (e)	6.63	3/15/18	1,200,000	1,182,000
Bio-Rad Laboratories, Inc.	6.13	12/15/14	1,200,000	1,134,000
Buckeye Technologies, Inc.	8.00	10/15/10	2,500,000	2,399,999
Buckeye Technologies, Inc.	8.50	10/1/13	1,000,000	1,002,500
Cascades, Inc.	7.25	2/15/13	1,400,000	1,365,000
CBD Media/CBD Finance	8.63	6/1/11	2,125,000	2,093,125
Chesapeake Energy Corp.	6.38	6/15/15	1,000,000	955,000
Chesapeake Energy Corp.	6.63	1/15/16	1,000,000	965,000
Chesapeake Energy Corp.	6.88	1/15/16	2,000,000	1,955,000
Church & Dwight Co., Inc. (e)	6.00	12/15/12	2,500,000	2,393,749
Comcast Cable Communications	10.63	7/15/12	1,225,000	1,490,542
Community Health Systems (e)	6.50	12/15/12	2,850,000	2,725,312
CSC Holdings, Inc.	8.13	8/15/09	600,000	621,750
CSC Holdings, Inc. (e)	7.88	2/15/18	604,000	626,650
CSC Holdings, Inc. (e)	7.63	7/15/18	699,000	715,601
Davita, Inc.	7.25	3/15/15	1,900,000	1,866,750
Denbury Resources, Inc.	7.50	4/1/13	1,132,000	1,132,000
Dex Media Finance/West	8.50	8/15/10	2,039,000	2,105,268
Dole Foods Co.	8.63	5/1/09	321,000	313,778
Dole Foods Co. (e)	7.25	6/15/10	1,700,000	1,576,750
Dole Foods Co. (e)	8.88	3/15/11	671,000	642,483
Dole Foods Co. (e)	8.75	7/15/13	800,000	748,000
Echostar DBS Corp.	5.75	10/1/08	750,000	743,438
Echostar DBS Corp.	6.63	10/1/14	950,000	903,688
Echostar DBS Corp. *	7.13	2/1/16	450,000	434,813
Embarq Corp.	7.08	6/1/16	1,515,000	1,545,450
Encompass Services Corp. (a)	10.50	5/1/09	560,000	616
Entercom Radio/Capital	7.63	3/1/14	1,290,000	1,259,363
Extendicare Health Services (e)	6.88	5/1/14	1,250,000	1,337,500
Glencore Nickel (a)(c)	0.00	12/1/14	485,000	0
HCA, Inc. (e)	6.95	5/1/12	1,500,000	1,314,375
HCA, Inc.	7.50	12/15/23	761,000	590,080
Hercules, Inc.	6.75	10/15/29	1,850,000	1,759,813
Houston Exploration Co.	7.00	6/15/13	750,000	727,500
Intelsat Bermuda Ltd. (d)*	11.64	6/15/13	400,000	420,000
Intelsat Bermuda Ltd. *	9.25	6/15/16	975,000	1,024,969
Intelsat Bermuda Ltd. *	11.25	6/15/16	390,000	414,375
Intertape Polymer US, Inc.	8.50	8/1/14	2,250,000	2,115,000
Jefferson Smurfit Corp.	8.25	10/1/12	2,050,000	1,962,875
Jefferson Smurfit Corp.	7.50	6/1/13	575,000	530,438
KCS Energy, Inc.	7.13	4/1/12	2,725,000	2,615,999

L-3 Communications Corp.	6.13	7/15/13	1,905,000	1,862,138
L-3 Communications Corp.	5.88	1/15/15	2,000,000	1,900,000
Lyondell Chemical Co. (e)	8.00	9/15/14	785,000	794,813
Lyondell Chemical Co.	8.25	9/15/16	720,000	730,800
Moog, Inc.	6.25	1/15/15	1,500,000	1,432,500
Morris Publishing Group	7.00	8/1/13	765,000	722,925
Nalco Co.	7.75	11/15/11	2,695,000	2,748,899
Nalco Co. (e)	8.88	11/15/13	1,897,000	1,977,623
Newfield Exploration Co. (e)	6.63	4/15/16	1,700,000	1,653,250
NRG Energy, Inc.	7.25	2/1/14	2,000,000	1,985,000
NRG Energy, Inc.	7.38	2/1/16	2,300,000	2,285,625
NTL Cable PLC (e)	8.75	4/15/14	3,000,000	3,112,499
Ommicare, Inc.	6.13	6/1/13	1,750,000	1,653,750
Owens-Brockway Glass Container, Inc.	8.88	2/15/09	1,055,000	1,084,013
Owens-Brockway Glass Container, Inc.	8.25	5/15/13	1,205,000	1,235,125
Owens-Illinois, Inc. (e)	7.35	5/15/08	1,095,000	1,103,213
Owens-Illinois, Inc. (e)	7.80	5/15/18	600,000	570,000
Pogo Producing Co. *	7.88	5/1/13	1,700,000	1,731,875
Pogo Producing Co. (e)	6.88	10/1/17	2,400,000	2,289,000
QuickSilver Resources, Inc.	7.13	4/1/16	1,500,000	1,421,250
R.H. Donnelley Corp.	6.88	1/15/13	1,775,000	1,619,688
Radio One, Inc. (e)	8.88	7/1/11	1,350,000	1,378,688
Radio One, Inc., Series B	6.38	2/15/13	1,750,000	1,592,500
Range Resources Corp.	7.38	7/15/13	3,625,000	3,643,124
Rhythms NetConnections, Inc., Series B, SUB (a)(c)	0.00	5/15/08	1,787,080	0
Rhythms NetConnections, Inc., Series B (a)(c)	0.00	2/15/10	1,067,991	0
Salem Communications (e)	7.75	12/15/10	1,025,000	1,032,688
Select Medical Corp.	7.63	2/1/15	1,550,000	1,305,875
Sinclair Broadcasting Group, Inc.	8.00	3/15/12	1,597,000	1,618,959
Tenet Healthcare Corp. (e)	6.88	11/15/31	5,840,000	4,577,099
Transdigm, Inc. *	7.75	7/15/14	780,000	785,850
Videotron Ltee	6.88	1/15/14	2,675,000	2,634,874
VWR International, Inc.	6.88	4/15/12	300,000	298,500
VWR International, Inc. (e)	8.00	4/15/14	700,000	706,125
Windstream Corp. (e)*	8.63	8/1/16	750,000	802,500

Total Corporate Bonds (Cost $121,791,672)				118,039,509

Foreign Bond - 8.60%
Crown Americas	7.63	11/15/13	2,700,000	2,733,749
Crown Americas	7.75	11/15/15	350,000	354,375
CSC Holdings, Inc.	7.25	4/15/12	2,400,000	2,391,000
Murrin Murrin Holdings Ltd. (a)(c)	0.00	8/31/07	1,955,000	2
Nielsen Finance LLC *	10.00	8/1/14	1,650,000	1,705,688
NTL Cable PLC	9.13	8/15/16	2,300,000	2,374,750
Quebecor Media	7.75	3/15/16	1,500,000	1,501,875
R.H. Donnelley Corp.	8.88	1/15/16	950,000	957,125

Total Foreign Bond (Cost $11,854,606)				12,018,564

			Shares	Value
Common/Preferred Stocks - 1.00%
Fiber Optics - 0.00%
Viatel Holding (Bermuda) Ltd. (b)			672	$27

Media - 0.00%
Paxson Communications Corp. (b)(c)			318,275	0
Paxson Communications Corp. (b)(c)			285,971	0

Telecommunications - 1.00%
Dobson Communications Corp., Series A (b)			3,207	22,513
NTL, Inc. (e)			53,923	1,371,262
XO Communications, Inc. (a)(b)			7,871	8

				1,393,783

Total Common/Preferred Stocks (Cost $758,689)				1,393,810

Time Deposit - 3.35%
Eurodollar Time Deposit	4,681,097	4,681,097

Total Time Deposit (Cost $4,681,097)		4,681,097

Warrants - 0.00%
Media - 0.00%
XM Satellite Radio, Inc., Strike Price $45.24, 3/15/10 *	470	2,402

Total Warrants (Cost $70,500)		2,402

Securities Held as Collateral for Securities on Loan - 17.76%
State Street Navigator Securities Lending Prime Portfolio	24,804,013	24,804,013

Total Securities Held as Collateral for Securities on Loan (Cost $24,804,013)		24,804,013

Total Investments (Cost $163,960,577) -	115.21%	160,939,395
Liabilities in excess of other assets-	(15.21)%	(21,244,274)

NET ASSETS-	100.00%	$139,695,121

(a)	Issuer has defaulted on the payment of interest.

(b)	Represents non-income producing security.

(c)	Escrow Security

(d)	Rate represents the effective yield at purchase.

(e)	All or part of this security has been loaned as of September 30, 2006.

(f)	This security did not mature on its nominal maturity date due to bankruptcy proceedings. The company is currently creating a plan of reorganization to distribute proceeds from the liquidation of its assets.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the Schedule of Investments

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Schedule of Portfolio Investments	September 30, 2006

(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds - 98.57%
Arizona - 10.02%
Arizona State Transportation Board Highway Revenue, Prerefunded 7/1/09 @ 100	5.75%	7/1/19	$1,000,000	$1,057,740
Arizona State University Revenue (FSA)	5.25	7/1/10	1,000,000	1,059,020
Mesa, Utility System Revenue, Prerefunded 7/1/07 @ 101 (FGIC)	5.25	7/1/16	1,000,000	1,022,610

				3,139,370

Colorado - 1.62%
Teller County Colorado School District Number RE-2, Woodland Park, GO, Prerefunded 12/1/06 @ 100	5.10	12/1/08	505,000	506,303

Florida - 4.27%
Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,250,000	1,338,638

Georgia - 3.29%
Georgia State, Series C, GO	5.25	7/1/08	1,000,000	1,029,610

HAWAII - 3.26%
Honolulu Hawaii City & County, Series A (MBIA)	5.00	3/1/08	1,000,000	1,019,720

Illinois - 10.10%
Chicago Illinois Park District, Series C, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,000,000	1,081,629
DU Page & Will Counties Illinois Community School District No. 204, GO	5.25	12/30/12	1,000,000	1,072,160
Illinois State Sales Tax Revenue, First Series	5.50	6/15/07	1,000,000	1,013,460

				3,167,249

Indiana - 3.38%
East Porter County School Building Corporation (MBIA)	5.00	1/15/10	1,015,000	1,059,508

Iowa - 5.61%
Cedar Rapids Iowa, GO	5.25	6/1/12	1,300,000	1,354,860
Pella Iowa Community School District, GO, (FSA)	5.20	6/1/07	400,000	401,024

				1,755,884

Kansas - 4.33%
Kansas State Department of Transportation Highway Revenue, Series A	5.38	3/1/07	1,345,000	1,354,792

Kentucky - 5.10%
Kentucky State Property & Buildings Commission, Project No. 64 Revenue, Prerefunded 11/1/09 @ 100 (MBIA)	5.75	5/1/12	1,500,000	1,596,630

Massachusetts - 3.79%
Massachusetts State, Series A	5.38	8/1/08	1,150,000	1,187,329

Michigan - 3.93%
Hamilton Michigan Community School District (FSA)	5.00	5/1/12	1,150,000	1,230,040

Missouri - 3.23%

Kansas City Missouri Industrial Development Authority Revenue, Ewing Marion Kauffman-B, Prerefunded 4/1/07 @ 100	5.70	4/1/27	1,000,000	1,010,770

Nevada - 6.52%
Sparks Nevada Redevelopment Agency Tax Allocation Revenue (RADIAN)	5.15	1/15/08	2,000,000	2,041,120

New Mexico - 3.23%
New Mexico State Supplementary Severence Tax, Series A, Prerefunded 7/1/07 @ 100 (MBIA)	5.00	7/1/09	1,000,000	1,011,050

New York - 0.96%
New York New York City Transitional Finance Authority , ADJ-Future Tax Second -Subseries C4 (a)	3.76	8/1/31	300,000	300,000

Ohio - 3.21%
Ohio State Higher Education, Series A	4.50	5/1/07	1,000,000	1,005,450

Oklahoma - 3.29%
Oklahoma Development Finance Authority	5.50	5/1/11	1,000,000	1,030,510

Revenue, Prerefunded 5/1/08 @ 100
Pennsylvania - 3.24%
Pennsylvania State (FGIC)	5.00	10/1/07	1,000,000	1,014,490

Texas - 16.19%
EL Paso Texas Independent School District, GO, (PSF-GTD)	5.00	2/15/12	1,000,000	1,031,410
Mesquite Texas Independent School District No. 1 (PSF-GTD)	5.25	8/15/09	750,000	772,763
Pearland Texas Independent School District, Prerefunded 2/15/08 @ 100 (PSF-GTD)	5.75	2/15/22	845,000	869,835
Texas State Turnpike Authority Center, Texas Turnpike Systems Revenue	5.00	6/1/07	1,215,000	1,226,542
University of Texas University Revenue, Series B	5.00	8/15/09	1,130,000	1,173,255

				5,073,805

Total Municipal Bonds (Cost $30,819,898)				30,872,268

Money Market - 0.10%
SSgA Tax Free Money Market			31,184	31,184

Total Money Market (Cost $31,184)				31,184

Total Investments (Cost $30,851,082) - 98.67%				30,903,452
Other assets in excess of liabilities - 1.33%				415,323

NET ASSETS - 100.00%				$31,318,775

(a)	Variable rate security. The rate reflected is the rate in effect on September 30, 2006. The maturity date represents the actual maturity date.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance, Inc.

GO – General Obligation

MBIA – Municipal Bond Insurance Association

RADIAN – Radian Group, Inc.

PSF – Permanent School Fund

See accompanying notes to the Schedule of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Schedule of Portfolio Investments	September 30, 2006

(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds - 88.38%
Alabama - 0.46%
Alabama Housing Financial Authority, AMT	5.65%	6/1/08	$625,000	$643,988
Birmingham Alabama Industrial Water Supply Revenue, Prerefunded 1/1/07 @ 100	6.20	7/1/08	10,000	10,064
Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	630,000	647,369
Birmingham Baptist Medical Center Alabama, Special Care Facilities Financing Authority Revenue, Baptist Health Systems, Inc.	5.80	11/15/16	500,000	511,280
Gadsden Alabama East Medical Clinic, Hospital Revenue, Baptist Hospital of Gadsden, ETM	6.90	7/1/07	120,000	121,007
Lauderdale County & Florence Alabama	7.00	7/1/07	40,000	41,022
Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	500,000	523,395

				2,498,125

Alaska - 1.77%
Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	400,000	409,996
Anchorage Alaska, Series F (FGIC)	4.13	9/1/22	5,735,000	5,718,254
Anchorage Alaska, Series F (FGIC)	4.13	9/1/23	3,445,000	3,422,091

				9,550,341

American Samoa - 0.04%
Territory of American Samoa, GO (ACA)	6.00	9/1/07	220,000	223,876

Arizona - 3.35%
Maricopa County Arizona Hospital Revenue, Sun City Community Hospital, Series A, ETM	7.88	1/1/07	30,000	30,312
Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	2,000,000	2,187,920
Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,510,000	2,732,611
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/07	310,000	309,433
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/08	320,000	319,878
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/09	100,000	101,255
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	345,000	350,561
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	365,000	372,001
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	380,000	388,075
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	395,000	409,260
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	250,000	263,593
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	335,000	354,165

Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/16	460,000	491,423
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/17	430,000	459,851
Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	250,000	258,230
Phoenix Health Facilities Authority Hospital, ETM	6.25	9/1/11	515,000	534,204
Pima County Arizona Hospital Revenue, ETM	6.40	4/1/07	40,000	40,566
Pinal County Arizona Certificates Participation	3.50	12/1/08	850,000	840,693
Pinal County Arizona Certificates Participation	4.00	12/1/10	145,000	144,553
Pinal County Arizona Certificates Participation	5.00	12/1/14	1,895,000	2,002,731
Pinal County Arizona Certificates Participation	5.25	12/1/15	2,420,000	2,600,774
Pinal County Arizona Community College (AMBAC)	5.25	7/1/07	230,000	232,960
Pinal County Arizona Community College (AMBAC)	5.25	7/1/08	245,000	252,210
Pinal County Arizona Community College (AMBAC)	4.75	7/1/09	95,000	97,896
Pinal County Arizona Community College (AMBAC)	4.80	7/1/09	175,000	180,479
Pinal County Individual Development Authority Correctional Facilities, Florence West Prison, Series A	3.88	10/1/09	1,790,000	1,783,252
Show Low Arizona Industrial Development Authority, Navapache Regional Medical Center, Series A (ACA)	5.13	12/1/06	400,000	400,536

				18,139,422

Arkansas - 1.34%
Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	135,000	132,000
Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	1,045,000	1,080,143
Drew County Arkansas Public Facility Board, Single Family, Series A-2 (FNMA)	7.90	8/1/11	8,139	8,193
Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	695,000	707,795
Jefferson County Arkansas Health Care, ETM	7.40	12/1/10	100,000	108,820
North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/11	500,000	504,390
North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/16	1,025,000	1,015,673
Pine Bluff Arkansas Industrial Development Revenue	5.50	11/1/07	500,000	510,075
Springdale Arkansas Sales & Use Tax Revenue	4.00	7/1/16	455,000	453,649
Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B	7.75	9/1/11	5,427	5,469
Stuttgart Arkansas Sales & Use Tax Revenue	4.20	10/1/31	1,800,000	1,815,137
Union County Arkansas Residential Housing Facilities Board Revenue, ETM	7.88	10/1/10	100,000	109,761

Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	505,000	503,965
Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	280,000	291,455

				7,246,525

California - 3.09%
ABAG Finance Authority for Non-Profit Corporations, Certificates of Participation, American Baptist Homes	5.50	10/1/07	105,000	105,612
ABAG Finance Authority for Non-Profit Corporations, Insured Certificates of Participation, Rhoda Haas Goldman Plaza	5.13	5/15/15	500,000	518,150
California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	800,000	823,424
California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,400,000	4,402,551
California State, GO	6.25	4/1/08	255,000	265,483
California State, GO	4.00	2/1/09	100,000	101,059
California State, GO	5.00	3/1/09	100,000	103,386
California State, GO	6.75	8/1/10	100,000	111,118
California State, GO	6.30	9/1/11	250,000	279,398
California State, Water Residential Development	5.10	3/1/10	50,000	50,289
California Statewide Communities Development Authority, Daughters of Charity, Series F	5.00	7/1/07	1,000,000	1,009,000
California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	315,000	314,824
California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,155,000	1,234,441
Colton California Redevelopment Agency, ETM	7.25	8/1/11	60,000	65,925
Contra Costa California Home Mortgage Finance Authority, ETM, Zero Coupon (MBIA)	0.00	9/1/17	1,215,000	598,788
Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	50,000	50,983
Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)	6.70	6/1/24	5,000	5,016
Emeryville California Redevelopment Agency	7.50	9/1/11	65,000	71,587
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	10,000	10,002
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	9,000	9,002
Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.65	5/20/08	55,000	55,422
Los Angeles California Community Redevelopment, Angeles Plaza Project, Series A (FNMA)	7.40	6/15/10	535,000	553,500

Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects	5.70	12/1/27	150,000	150,434
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects	5.85	12/1/27	210,000	214,607
Manteca California Financing Authority Sewer Revenue, Series B	5.00	12/1/33	2,050,000	2,053,526
Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	50,000	50,032
Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM	7.75	10/1/11	20,000	22,013
Rialto California Redevelopment Agency Multi-Family Housing (FNMA)	5.60	11/1/06	45,000	45,004
Riverside County California Housing Authority Breezewood Apartments Project, Series B (MBIA)	5.00	6/1/19	120,000	122,614
Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	35,000	37,024
Sacramento California Municipal Utilities, ETM	6.13	6/1/11	300,000	318,270
San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM	7.13	1/1/11	90,000	97,244
Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B	5.13	9/1/19	2,600,000	2,716,557
Turlock California Public Financing Authority	5.25	9/1/15	110,000	115,386
Villa View Community Hospital Income, California Revenue	7.50	7/1/08	5,000	5,222

				16,686,893

Colorado - 1.39%
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.60	12/1/12	80,000	81,539
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.80	12/1/17	120,000	122,838
Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)	4.88	12/1/28	310,000	316,185
Aurora Colorado Housing Authority	7.30	5/1/10	10,000	10,004
Colorado Educational & Cultural Facilities Authority Revenue	5.00	6/15/14	1,070,000	1,155,675
Colorado Educational & Cultural Facilities Authority Revenue	4.10	8/15/14	2,355,000	2,412,202
Colorado Housing Financial Authority	6.50	5/1/16	30,000	30,172
Colorado Housing Financial Authority	6.55	5/1/25	33,000	33,053
Colorado Housing Financial Authority (FHA)	5.70	10/1/21	100,000	100,485
Colorado Housing Financial Authority, AMT	6.40	11/1/24	175,000	175,264
Denver Colorado City & County Multi-Family Housing (FHA)	4.70	7/1/08	40,000	40,538
Denver Colorado City & County Multi-Family Housing, AMT (FHA)	5.10	11/1/07	20,000	20,136
E-470 Business Metropolitan District Colorado	5.13	12/1/17	750,000	775,433
Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	150,000	153,230
Interlocken Metropolitan District Colorado, Series A	5.75	12/15/11	1,750,000	1,860,705

University of Colorado Registrants Participation Institutes	6.00	12/1/13	225,000	240,282

				7,527,741

Connecticut - 0.15%
Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	740,000	791,275

Delaware - 0.62%
Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula United, Series A	6.00	5/1/09	5,000	5,127
Delaware State Economic Development Authority Revenue, Water Development, Wilmington, Series B	6.45	12/1/07	1,160,000	1,194,706
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.00	6/1/08	820,000	834,047
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	575,000	591,756
Delaware State Health Facilities Authority Revenue, Medical Center of Delaware, Series B, Prerefunded 10/1/06 @ 101	6.50	10/1/13	450,000	450,000
Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	100,000	101,226
Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	160,000	171,717

				3,348,579

District of Columbia - 1.38%
District of Columbia Certificates Participation	5.25	1/1/09	100,000	103,495
District of Columbia Hospital Revenue, Series A, ETM	5.25	8/15/12	140,000	143,633
District of Columbia Housing Finance Agency (Asset GTY)	4.85	6/1/08	95,000	95,144
District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT (FHA)	5.00	2/1/08	50,000	50,091
District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	1,020,000	1,051,498
District of Columbia Revenue, American Association of Advancement of Science	5.25	1/1/16	215,000	223,318
District of Columbia Revenue, Georgetown University, Series A	6.00	4/1/18	250,000	263,078
District of Columbia, Series B (FSA)	5.50	6/1/14	220,000	232,210
District of Columbia, Series B, ETM (FSA)	5.50	6/1/14	5,040,000	5,326,272

				7,488,739

Florida - 2.81%
Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B	6.25	4/1/15	2,290,000	2,524,701
Dade County Florida Health Facilities Authority, Hospital Revenue, ETM	6.75	5/1/08	20,000	20,646
Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM	8.63	12/1/07	55,000	56,852
Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	2,060,000	2,133,109
Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	130,000	134,614

Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	155,000	165,771
Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,695,000	1,677,067
Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	720,000	753,890
Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,290,000	1,299,365
Key West Florida Utilities Board, Electricity Revenue, Series 1980 D, ETM	9.00	10/1/07	170,000	178,915
Key West Florida Utilities Board, Electricity Revenue, (MBAC)	9.75	10/1/13	30,000	36,102
Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,000,000	1,096,190
Lee County Florida Justice Center Complex Income Improvement Revenue, Series A, (MBIA)	11.13	1/1/11	85,000	99,105
Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	65,000	67,629
Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	205,000	206,101
Miami-Dade County Florida School Board, Series C (AMBAC)	5.00	10/1/11	1,565,000	1,662,813
Miami-Dade County Florida Special Obligation, Zero Coupon	0.00	10/1/35	500,000	460,380
Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	185,000	198,879
Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D	5.75	10/1/13	700,000	749,644
Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	25,000	30,215
Pasco County Florida Revenue, GO, ETM (MBIA)	6.38	8/1/08	235,000	242,656
Pinellas County Florida Health Facilities Authority Revenue, Prerefunded 5/15/13 @ 100	5.75	11/15/27	1,000,000	1,118,010
St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	65,000	67,297
Tampa Florida Allegany Health Systems—St. Marys, ETM	5.75	12/1/07	35,000	35,372
Tampa Florida Excise Tax, Revenue Bond, ETM	6.13	10/1/07	25,000	25,269
Tampa Florida Water & Sewer Revenue, ETM	6.60	4/1/08	75,000	77,309
Vero Beach Florida Electricity Revenue, ETM	6.50	12/1/07	80,000	81,581

				15,199,482

Georgia - 0.84%
Athens Georgia Water & Sewer Revenue, ETM	6.20	7/1/08	350,000	362,912
Atlanta Georgia New Public Housing Authority	5.00	5/1/08	75,000	76,661
Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,000	5,114
De Kalb County Georgia Water & Sewer Revenue, ETM	5.75	10/1/06	20,000	20,000

Emanuel County Georgia, GO	5.15	8/1/10	155,000	157,875
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates, Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	45,000	46,084
Savannah Georgia Economic Development Authority	6.20	10/1/09	260,000	268,341
Savannah Georgia Economic Development Authority	6.50	10/1/13	200,000	218,888
Savannah Georgia Economic Development Authority (ACA)	6.88	11/15/11	535,000	575,804
Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System	5.25	7/1/23	2,685,000	2,828,433

				4,560,112

Hawaii - 0.18%
Hawaii State Housing & Community Development Corp., Multi-Family Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	640,000	670,387
Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	275,000	282,736

				953,123

Idaho - 0.26%
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.20	11/1/06	95,000	95,114
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.30	11/1/07	105,000	105,139
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.40	11/1/08	110,000	110,161
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.50	11/1/09	110,000	110,161
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.60	11/1/10	5,000	5,008
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.70	11/1/11	5,000	5,008
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.80	11/1/12	5,000	5,008
Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	60,000	62,579
Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	15,000	14,991
Idaho Housing & Financial Assistance, Single Family Mortgage	5.25	7/1/11	20,000	20,272
Idaho Housing & Financial Assistance, Single Family Mortgage	5.10	7/1/12	40,000	40,393
Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class 111, AMT	5.30	1/1/22	825,000	837,564
Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT	5.80	7/1/07	10,000	10,010

				1,421,408

Illinois - 10.35%
Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	445,000	486,309

Aurora Illinois Multi-Family Revenue (FHLMC) (a)	3.77	12/1/26	1,545,000	1,545,000
Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	530,000	544,188
Bolingbrook Illinois Sales Tax Revenue, Zero Coupon	0.00	1/1/15	555,000	531,052
Chicago Illinois City Colleges, Chicago Capital Improvement	6.00	1/1/11	535,000	579,031
Chicago Illinois Increment Allocation Revenue, Private Placement	7.46	2/15/26	3,000,000	3,221,220
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.25	6/1/08	40,000	40,523
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	40,000	40,992
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	40,000	41,157
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	55,000	57,285
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	55,000	57,717
Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D	5.50	1/1/17	475,000	511,927
Chicago Illinois, Series A	5.25	1/1/08	410,000	414,088
Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	500,000	529,220
Cook County Illinois School District No. 99 Cicero (FGIC)	9.00	12/1/15	1,000,000	1,290,050
Cortland Illinois Special Tax Revenue, Sheaffer Systems Project	5.50	3/1/17	1,000,000	1,009,860
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital	7.00	1/1/07	20,000	20,166
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (FGIC)	7.00	1/1/07	5,000	5,042
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (MBIA)	7.00	1/1/07	10,000	10,083
Dupage County Illinois Water & Sewer Revenue, ETM	5.20	1/1/07	5,000	5,020
Gilberts Illinois Special Services Area No 9 Special Tax (Assured GTY)	4.40	3/1/25	3,586,000	3,559,032
Grant Hospital Chicago Illinois Revenue, ETM	6.40	7/1/07	10,000	10,212
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,490,000	2,694,031
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,435,000	5,881,539
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	105,000	104,630
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	930,000	941,476
Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA)	5.20	7/1/08	5,000	5,074

Illinois Development Financial Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	355,000	364,745
Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	380,000	383,599
Illinois Educational Facilities Authority Revenue, Zero Coupon	0.00	7/1/14	2,125,000	1,345,465
Illinois Educational Facility Authority Revenue	4.60	10/1/08	365,000	368,300
Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,250,000	1,272,488
Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	900,000	918,819
Illinois Health Facilities Authority Revenue, Hospital Sisters Services Income, Series A	4.50	12/1/23	6,500,000	6,536,139
Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center	6.75	12/1/08	195,000	202,277
Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	65,000	65,414
Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	100,000	102,173
Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	645,000	634,325
Kendall & Kane Counties Illinois Community School District No. 115 Yorkville	7.00	1/1/07	150,000	151,221
Lake County Illinois Community School District, Zero Coupon (FSA)	0.00	12/1/17	1,640,000	1,028,001
Lake County Illinois Township, High School District No. 113, Highland Park, GO	8.10	12/1/12	90,000	111,344
Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	180,000	220,325
Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,750,000	2,862,970
Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	325,000	349,375
Maywood Illinois, GO (XLCA)	4.00	1/1/13	890,000	901,748
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, McCormick Place, Series A	5.00	6/15/07	1,750,000	1,755,163
Oak Park Illinois Industrial Development Revenue, Mandatory Put 12/1/06 @ 100	5.50	12/1/11	2,200,000	2,202,772
Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	2,190,000	2,226,245
Rockford-Concord Commons Housing, Concord Commons Project (FHA)	6.15	11/1/22	460,000	469,757
Rockford-Concord Commons Housing, Concord Commons Project, Series A (FHA)	5.55	11/1/06	5,000	5,001
Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	2,080,000	2,010,403
Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,875,000	1,877,081
Sauk Village Illinois, Tax Increment, Series A	5.35	12/1/13	350,000	374,364
Schaumburg Illinois Special Assessment	6.75	12/1/28	1,495,000	1,571,499
Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	445,000	472,977
Southern Illinois University Revenue, ETM	6.75	4/1/07	95,000	96,506
Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	320,000	323,882

Woodridge Illinois Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)	5.65	12/20/32	605,000	629,254

				55,969,556

Indiana - 1.72%
Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	230,000	234,043
Bartholomew County Indiana Building Corp Revenue	4.38	7/15/18	1,170,000	1,181,536
Bartholomew County Indiana Building Corp Revenue	4.50	7/15/20	1,440,000	1,459,267
Clark County Indiana Hospitals Association (MBIA)	4.65	3/1/07	310,000	311,240
Indiana Health Facilities Financing Authority Hospital Revenue, Sisters of St. Francis Health, Series A	5.00	11/1/10	550,000	568,029
Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA)	5.65	3/1/08	60,000	60,992
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.80	2/15/07	85,000	85,125
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/08	80,000	80,646
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	80,000	81,225
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.25	2/15/08	95,000	96,065
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	110,000	113,579
Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A, ETM	5.75	9/1/15	230,000	232,065
Indianapolis Indiana Utilities Revenue, ETM	7.00	6/1/08	75,000	77,835
IPS Multi-School Building Corp. (FSA)	4.50	1/15/31	2,500,000	2,501,725
Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project	5.50	11/1/17	1,390,000	1,503,758
Lawrence Indiana Multi-Family Revenue	5.05	1/1/08	25,000	25,158
Lawrence Indiana Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)	5.15	6/1/24	530,000	536,811
Moorsville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	125,000	131,069

				9,280,168

Iowa - 0.79%
Tobacco Settlement Authority, Tobacco Settlement Revenue, Series B	5.60	6/1/35	3,900,000	4,254,081

Kansas - 0.04%
McPhearson Kansas Electric Utility, Partial Prerefunded 3/1/03 @ 100, ETM (AMBAC)	5.90	3/1/07	195,000	196,893
Wichita Kansas Hospital Revenue	6.88	3/1/07	25,000	25,341

				222,234

Kentucky - 1.11%
Kentucky State Turnpike Authority Resource Recovery	6.13	7/1/07	90,000	91,729
Kentucky State Turnpike Authority Resource Recovery	6.63	7/1/08	95,000	98,241
Lexington-Fayette Urban County Government Kentuckyy Revenue, Transylvania University Project	5.13	8/1/18	300,000	310,644
Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	215,000	223,020
Louisville Kentucky Water Revenue	6.13	11/15/13	115,000	124,651
Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,765,000	5,133,668

				5,981,953

Louisiana - 1.68%
East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.20	10/1/08	115,000	119,302
Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	500,000	557,760
Iberia Home Mortgage Authority, Louisiana Single Family	7.38	1/1/11	20,000	20,296
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.45	9/1/27	160,000	167,098
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.50	9/1/38	395,000	412,337
Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,105,000	1,204,793
Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	235,000	250,954
Louisiana State Military Department Custody Recipients	3.40	12/1/11	1,770,000	1,787,470
New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	2,966,000	3,218,465
Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.00	9/1/18	1,235,000	1,328,860

				9,067,335

Maine - 0.05%
Maine Finance Authority Revenue	5.20	7/1/18	175,000	178,097
Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	90,000	93,740

				271,837

Maryland - 2.72%
Annapolis Maryland Economic Development Revenue	5.00	10/1/06	55,000	55,000
Annapolis Maryland Economic Development Revenue	5.00	10/1/07	55,000	55,290
Annapolis Maryland Economic Development Revenue	5.00	10/1/08	65,000	65,662
Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	110,000	112,963
Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	750,000	768,053
Montgomery County Housing Opportunities Commission, Multi-Family Revenue (FHLMC) (a)	3.77	11/1/07	3,700,000	3,700,000

Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,000,000	1,127,820
Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, AMT, SUB (FNMA/GNMA/FHLMC)	5.89	8/1/32	10,000	10,156
Tax Exempt Municipal Infrastructure Improvement Transit Maryland (LOC) *	3.80	5/1/08	8,875,000	8,819,886

				14,714,830

Massachusetts - 3.37%
Boston Massachusetts Industrial Development Finance Authority, Northend Community, Series A (FHA)	6.45	8/1/37	425,000	455,167
Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	120,000	129,982
Massachusetts State Development Finance Agency Revenue, Hampshire College	3.00	10/1/06	255,000	255,000
Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	335,000	381,304
Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F	6.25	7/1/12	3,755,000	4,017,399
Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	530,000	542,407
Massachusetts State Housing Finance Agency, Housing Revenue, Series A (MBIA)	6.13	12/1/11	25,000	25,410
Massachusetts State Housing Finance Agency, Housing Revenue, Series A, Prerefunded 12/1/06 @ 102 (MBIA)	6.13	12/1/11	5,000	5,119
Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.40	8/20/12	55,000	56,800
Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.45	8/20/39	1,670,000	1,793,914
Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College Project	5.80	10/1/17	545,000	566,718
Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	470,000	489,209
Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	500,000	511,685
Massachusetts State, Series B, Prerefunded 8/1/14 @ 100 (AMBAC)	5.00	8/1/22	5,000,000	5,434,350
Massachusetts State, Series D, Prerefunded 8/1/12 @ 100 (MBIA)	5.38	8/1/22	3,290,000	3,587,021

				18,251,485

Michigan - 2.51%
Detroit/Wayne County Michigan Stadium Authority	5.25	2/1/09	500,000	512,745
Grand Rapids Charter Township Michigan	5.20	7/1/14	210,000	215,817
Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	285,000	285,610
Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	250,000	248,163
Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.35	5/1/15	760,000	785,931

Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,715,000	2,914,797
Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, (MBIA-IBC), ETM	6.00	5/15/13	220,000	230,736
Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals	7.13	5/1/09	165,000	173,448
Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A (MBIA)	5.75	5/15/17	1,300,000	1,378,910
Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project	7.00	8/1/08	70,000	72,852
Michigan State Housing Development Authority, Multi-Family Revenue, Series A (FNMA) (a)	3.74	8/15/32	4,635,000	4,634,999
Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	1,365,000	1,399,889
Michigan State Strategic Fund Limited Obligation Revenue, International Project, Series A, Prerefunded 8/1/07 @ 101	5.75	8/1/19	60,000	61,683
Oakland County Michigan Economic Development Corp. Revenue, Prerefunded 6/1/07 @ 102	5.63	6/1/19	500,000	516,705
Saginaw Michigan Hospital Finance Authority	7.50	11/1/10	155,000	166,726

				13,599,011

Minnesota - 0.25%
Eden Prairie Minnesota Multi-Family Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	100,000	108,617
Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	85,000	92,905
North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.13	5/1/09	15,000	15,647
Rochester Minnesota Hospital Revenue	5.75	10/1/07	75,000	76,579
White Earth Band of Chippewa Indians, Revenue, Series A (ACA)	7.00	12/1/11	1,000,000	1,055,250

				1,348,998

Mississippi - 0.47%
Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	200,000	202,644
Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	105,000	106,692
Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	980,000	992,700
Jackson Mississippi Housing Authority	5.30	4/1/19	700,000	715,043
Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	505,000	526,508

				2,543,587

Missouri - 0.87%
Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	40,000	42,441
Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	545,000	587,886
Kansas City Missouri Industrial Development Authority Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	880,000	949,845

Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.75	9/1/07	615,000	618,942
Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	230,000	234,099
Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital	4.13	8/15/12	250,000	251,350
Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Central Institute for the Deaf	5.70	1/1/18	100,000	102,657
Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	245,000	246,085
Ozarks Public Building Corp. Missouri Leasehold Revenue, Ozarks Technical Community College Project	5.75	3/1/16	200,000	204,216
Pacific Missouri Industrial Development Revenue, AMT (LOC)	5.95	5/1/07	180,000	181,600
Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.20	5/1/12	180,000	182,074
Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.45	5/1/17	180,000	182,140
Sikeston Missouri Electrical Revenue, ETM	6.25	6/1/08	130,000	133,806
St. Charles County Missouri Health Care	5.40	11/15/16	360,000	364,180
St. Louis Missouri Airport Revenue, Airport Development Program, Series A (MBIA)	5.63	7/1/16	145,000	157,950
St. Louis Missouri Land Clearance Redevelopment Authority, Westminster Place Apartments, Mandatory Put 4/1/07 @100 (FNMA)	5.95	7/1/22	150,000	150,929
St. Louis Missouri School District	6.00	4/1/12	115,000	116,417

				4,706,617

Montana - 0.24%
Missoula County Hospital	7.13	6/1/07	50,000	51,176
Montana State Board Investment Payroll Tax, Workers Compensation Project , ETM, (MBIA)	6.88	6/1/11	185,000	195,301
Montana State Board Investment, Refunded 1996 Payroll Tax, ETM	6.88	6/1/20	240,000	252,965
Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM	6.88	6/1/20	360,000	379,447
Montana State Board Investment, Refunded Payroll Tax, ETM	6.88	6/1/20	375,000	395,257

				1,274,146

Nebraska - 0.67%
Clay County Nebraska Industrial Development Revenue	4.75	3/15/09	625,000	632,469
Clay County Nebraska, AMT (LOC)	5.25	3/15/14	390,000	397,601
Douglas County Nebraska Hospital Authority, No. 002 Revenue (AMBAC)	4.75	12/15/12	1,100,000	1,131,789
Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40,000	40,040
Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	50,000	50,057

Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	475,000	476,872
Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	765,000	767,999
Nebraska Investment Financial Authority Multi-Family Housing, Tara Hills Village (FNMA)	4.88	1/1/08	130,000	130,495

				3,627,322

Nevada - 0.19%
Nevada Housing Division, AMT	6.45	10/1/07	5,000	5,004
Nevada Housing Division, AMT	6.00	10/1/09	5,000	5,024
Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	60,000	61,312
Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	530,000	551,703
Nevada Housing Division, Multi-Unit, Arville Project, AMT (FNMA)	6.50	10/1/16	320,000	326,172
Nevada Housing Division, Single Family Mortgage	6.35	10/1/07	5,000	5,004
Nevada Housing Division, Single Family Mortgage	5.45	4/1/10	10,000	9,968
Nevada Housing Division, Single Family Mortgage	4.95	4/1/12	20,000	20,395
Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	40,000	40,576

				1,025,158

New Hampshire - 0.54%
New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy	5.00	7/1/13	500,000	520,855
New Hampshire Higher Education & Health Facilities, Franklin Pierce College	5.13	10/1/13	1,200,000	1,240,427
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	45,000	45,716
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	495,000	507,984
New Hampshire Higher Education & Health Facilities, Rivier College	4.85	1/1/07	10,000	10,010
New Hampshire Higher Education & Health Facilities, Rivier College	4.90	1/1/08	55,000	55,332
New Hampshire Higher Education & Health Facilities, Rivier College	5.55	1/1/18	525,000	542,840

				2,923,164

New Jersey - 5.68%
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/07	65,000	65,631
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/08	70,000	71,674
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/09	75,000	77,328
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/10	80,000	83,274
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/11	80,000	84,059
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	85,000	89,791
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/13	90,000	95,481
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	90,000	95,943

Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	95,000	101,531
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/16	100,000	106,784
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/17	105,000	112,245
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/18	105,000	112,274
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/19	110,000	117,673
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/20	115,000	122,998
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/21	120,000	128,382
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/22	125,000	133,709
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/23	130,000	138,975
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/24	135,000	144,179
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/25	140,000	149,499
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/26	145,000	154,777
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/27	150,000	160,011
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/28	160,000	170,528
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/29	170,000	179,005
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/30	175,000	183,979
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/31	185,000	193,595
Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	40,000	41,766
Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/18	465,000	485,107
Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/19	720,000	748,771
Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/20	719,000	745,963
Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,190,000	2,344,745
Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,555,000	8,171,865
Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	200,000	205,094
Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50,000	51,190
Jersey City New Jersey, Series C, GO (MBIA)	4.00	9/1/12	1,175,000	1,199,781
Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/13	1,220,000	1,319,735
Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/14	1,275,000	1,387,710

Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A	6.25	8/15/10	2,170,000	2,277,849
Moorestown Township New Jersey Fire District No. 1	4.00	10/1/10	135,000	136,940
New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,500,000	1,509,585
New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School, Optional Put 3/1/12 @ 100	5.50	9/1/24	5,500,000	5,710,155
New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	500,000	587,655
New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	315,000	318,011
New Jersey State Turnpike Authority, Turnpike Revenue	5.20	1/1/08	15,000	15,179
New Jersey State Turnpike Authority, Turnpike Revenue	5.88	1/1/08	25,000	25,423
New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	190,000	201,590
Passaic County New Jersey, GO	5.00	9/15/12	175,000	181,398

				30,738,837

New Mexico - 0.34%
Albuquerque New Mexico Hospital Revenue	7.50	7/1/08	55,000	57,466
Albuquerque New Mexico Hospital Revenue, ETM	7.75	8/1/08	20,000	21,009
Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.00	6/15/14	1,300,000	1,307,539
Bernalillo County New Mexico Multi-Family, Mandatory Put 11/1/06 @100 (AXA)	4.60	11/1/25	370,000	370,403
New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.50	7/1/17	20,000	20,488
New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.60	7/1/28	45,000	45,923

				1,822,828

New York - 7.01%
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/07	165,000	162,872
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/08	305,000	298,644
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/09	315,000	304,649
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/10	185,000	177,787
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	125,000	129,921
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	110,000	114,519

Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	335,000	346,145
Capital District Youth Center New York (LOC)	6.00	2/1/17	125,000	128,433
East Rockaway New York Union Free School District GO (FSA)	4.50	7/1/18	900,000	944,856
East Rockaway New York Union Free School District GO (FSA)	4.50	7/1/19	1,200,000	1,254,852
East Rockaway New York Union Free School District GO (FSA)	4.50	7/1/20	760,000	792,239
East Rockaway New York Union Free School District GO (FSA)	4.50	7/1/21	765,000	795,569
East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.13	4/20/43	895,000	1,001,380
Long Island Power Authority Electrical Systems Revenue, Series B	5.00	6/1/11	500,000	527,555
New York City Industrial Development Agency, College of Aeronautics Project	5.20	5/1/09	70,000	70,837
New York New York, Series B (AMBAC)	7.25	8/15/07	75,000	77,408
New York New York, Series B, ETM (AMBAC)	7.25	8/15/07	10,000	10,323
New York State Dorm Authority Revenue (FHA)	4.70	2/15/35	10,000,000	10,101,799
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	760,000	808,518
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,285,000	2,533,448
New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.38	7/1/08	320,000	323,648
New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center	5.63	7/1/22	745,000	776,998
New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	175,000	181,115
New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	4.90	8/1/21	250,000	252,105
New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	3,670,000	4,088,783
New York State Dormitory Authority Revenue, Second Hospital	5.00	2/15/10	600,000	619,302
New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	5,510,000	6,105,465
New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	1,670,000	1,797,922
New York State Dormitory Authority Revenues, (MBIA-IBC)	5.70	8/15/09	500,000	513,535
New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	620,000	636,914
New York State Urban Development Corp. Revenue, Community Enhancement Facilities	5.13	4/1/12	300,000	314,508
New York, New York City Industrial Development Agency, Civic Facility Revenue, Bank Street College Project (Radian)	4.50	12/1/07	320,000	322,682
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	300,000	308,205

Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	245,000	251,671
Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	100,000	104,129
Onondaga County New York Industrial Development, Lemoyne College	5.00	3/1/07	40,000	40,092
Port Authority of New Jersey & New York, Airport & Marina Improvements	5.25	9/15/12	250,000	252,808
Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	180,000	181,791
Triborough Bridge & Tunnel Authority	7.25	1/1/10	75,000	79,399
Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	200,000	200,954

				37,933,780

North Carolina - 0.90%
Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens (HUD, Section 8)	10.50	5/1/11	20,000	22,835
New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,125,000	1,239,469
North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	1,180,000	1,209,288
North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc.	6.00	8/15/10	165,000	173,379
North Carolina Medical Care, Community Hospital Revenue Bond, ETM	7.63	10/1/08	385,000	401,097
Pitt County North Carolina, Memorial Hospital Revenue	5.38	12/1/10	1,480,000	1,535,603
Winston Salem North Carolina Certificates Participation, Series A	5.00	6/1/07	280,000	281,333

				4,863,004

North Dakota - 0.77%
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,250,000	1,289,812
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,650,000	1,702,007
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.50	7/1/07	95,000	94,857
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.55	1/1/08	65,000	64,934
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.85	7/1/11	110,000	112,605
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.95	1/1/12	110,000	112,719

North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.50	1/1/07	55,000	55,007
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	1/1/08	60,000	59,736
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	7/1/08	160,000	160,442
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	65,000	65,257
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	190,000	192,895
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	180,000	183,015
North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	75,000	75,484

				4,168,770

Ohio - 0.99%
Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.25	11/15/14	500,000	538,255
Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,000,000	1,052,609
Hancock County Ohio Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)	5.05	1/1/10	300,000	300,990
Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	575,000	603,532
Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	175,000	175,317
Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	500,000	540,785
Ohio State Water Development Pollution Control, ETM	6.38	6/1/07	25,000	25,467
Port of Greater Cincinnati Development Authority, Economic Development Revenue	5.00	10/1/25	780,000	814,936
Portage County Ohio Hospital Revenue, ETM	6.70	12/1/07	65,000	66,370
Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	95,000	96,199
Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	210,000	220,049
Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	230,000	240,247
Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	655,000	677,866

				5,352,622

Oklahoma - 1.70%
Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A, (GNMA)	6.70	9/1/32	535,000	572,776
Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	250,000	256,098
Grand River Dam Authority Oklahoma Revenue	6.25	11/1/08	70,000	72,041

Oklahoma Housing Finance Agency Multi-Family (FNMA)	5.10	12/1/07	85,000	85,319
Tulsa County Oklahoma Public Facilities Authority Capital Improvement Revenue	6.95	11/1/07	25,000	25,488
Tulsa Oklahoma Industrial Authority Revenue, ETM	6.50	4/1/07	10,000	10,146
Tulsa Oklahoma Industrial Authority Tax Apportionement, Series B	7.30	7/1/16	520,000	530,988
Tulsa Oklahoma Industrial Authority Tax Apportionement, Series B	7.35	1/1/17	1,650,000	1,681,845
Tulsa Oklahoma Industrial Authority Tax Apportionement, Series B	7.61	7/1/21	5,830,000	5,951,729

				9,186,430

Oregon - 0.02%
Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing Project, Series A, AMT (LOC)	4.65	1/2/08	105,000	105,015

Pennsylvania - 11.69%
Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	260,000	266,781
Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System, ETM	5.50	8/15/10	125,000	128,331
Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	40,000	42,468
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	110,000	111,348
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, AMT, SUB (GNMA)	5.75	5/1/33	1,730,000	1,763,509
Allegheny County Pennsylvania, Single Family Mortgage (GNMA)	5.20	5/1/17	25,000	25,655
Ambridge Pennsylvania Area School District (FSA)	4.50	11/1/21	455,000	466,448
Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	245,000	251,426
Berks County Pennsylvania Redevelopment Authority	5.15	1/1/19	390,000	392,672
Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.20	4/1/11	810,000	790,617
Blair County Hospital Authority, ETM	6.90	7/1/08	50,000	51,873
Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	750,000	782,310
Chester County Pennsylvania Health & Education Facilities Authority Health Systems Revenue, Jefferson Health Systems, Series B	4.90	5/15/07	100,000	100,791
Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,420,000	1,488,685
Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	300,000	313,767
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/06	60,000	60,023
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/07	105,000	105,059

Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,000	10,006
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,000	70,042
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,000	95,065
Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A	4.00	4/15/13	1,300,000	1,262,495
Chester Pennsylvania Guaranteed Host Community Revenue, Series B	5.80	12/1/13	1,470,000	1,525,963
Chester Upland School District Pennsylvania	4.00	5/15/07	825,000	825,817
Chester Upland School District Pennsylvania	4.00	5/15/11	1,525,000	1,525,961
Chester Upland School District Pennsylvania	4.20	5/15/13	1,240,000	1,246,981
Chester Upland School District Pennsylvania	4.75	9/15/15	1,525,000	1,633,991
Chester Upland School District Pennsylvania	4.90	9/15/17	1,065,000	1,135,652
Chester Upland School District Pennsylvania	4.95	9/15/18	1,405,000	1,491,506
Claysburg Kimmel Pennsylvania School District	3.38	1/15/13	125,000	122,083
Claysburg Kimmel Pennsylvania School District	3.50	1/15/14	135,000	133,286
Claysburg Kimmel Pennsylvania School District	3.60	1/15/15	145,000	143,459
Claysburg Kimmel Pennsylvania School District	3.90	1/15/18	545,000	543,986
Claysburg Kimmel Pennsylvania School District	4.00	1/15/20	290,000	291,502
Claysburg Kimmel Pennsylvania School District	4.00	1/15/21	615,000	617,540
Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	65,000	70,211
Cumberland County Pennsylvania Municipal Authority Revenue, Presbyterian Homes, Inc. Project	6.00	12/1/26	290,000	291,108
Delaware County Pennsylvania Authority College Revenue, Eastern College	4.75	10/1/06	50,000	50,000
Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	80,000	82,120
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	4.85	10/1/07	50,000	50,755
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	840,000	854,330
Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	75,000	75,144
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/11	1,050,000	1,098,773
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/12	1,105,000	1,163,819
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/13	1,155,000	1,220,627

Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/14	1,215,000	1,287,803
Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project	6.25	4/1/30	200,000	209,876
Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101	7.63	7/1/30	750,000	860,160
Delaware Valley Pennsylvania Regional Finance Authority Revenue, Local Government	5.50	7/1/12	920,000	1,002,414
Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	200,000	202,596
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.75	3/15/12	10,000	10,161
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.85	3/15/17	110,000	111,685
Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.55	6/15/08	350,000	357,389
Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.65	6/15/09	370,000	377,833
Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.75	6/15/15	1,000,000	1,021,290
Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	85,000	87,531
Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/10	50,000	51,090
Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/11	40,000	40,811
Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	1,050,000	1,054,799
McKeesport Pennsylvania Area School District	5.00	4/1/13	340,000	352,434
Methacton Pennsylvania School District Authority Revenue, Prerefunded 10/1/06 @ 100	6.50	4/1/07	70,000	70,000
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	235,000	248,804
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	6.00	7/1/15	500,000	541,020
Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,800,000	1,899,557
Montgomery County Pennsylvania Industrial Development Authority, Retirement Community Revenue, Series B	5.75	11/15/17	2,000,000	2,044,179
Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College	4.70	7/1/12	90,000	91,639
Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon	0.00	4/1/30	200,000	181,860
Pennsylvania Housing Finance Agency, Single Family Mortgage	4.60	10/1/08	540,000	543,775
Pennsylvania State Higher Education Facilities Authority, Health Services Revenue (MBIA)	5.40	11/15/07	150,000	152,046

Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	50,000	51,116
Pennsylvania State Higher Educational Facilities Authority Revenue	5.00	7/1/15	250,000	272,123
Pennsylvania State Higher Educational Facilities Authority Revenue	5.25	11/1/18	680,000	726,723
Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	6.00	6/1/29	1,100,000	1,175,658
Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	800,000	821,448
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue	5.88	11/15/16	310,000	316,919
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	740,000	769,467
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	2,000,000	2,127,219
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.60	11/15/09	100,000	102,202
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	155,000	156,440
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	145,000	148,039
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	205,000	208,516
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	200,000	204,920
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	135,000	139,695
Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	350,000	357,812
Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,000,000	1,066,090
Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,000,000	1,062,480
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	500,000	527,375
Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	375,000	362,681
Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,455,000	1,519,529
Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	60,000	60,218
Philadelphia Pennsylvania Authority for Industrial Development (FHA)	4.75	2/1/08	25,000	25,164
Philadelphia Pennsylvania Authority for Industrial Development, Arbor House, Inc. Project, Series E	6.10	7/1/33	705,000	731,712

Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	100,000	101,172
Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	620,000	643,492
Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	585,000	607,166
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	70,000	70,144
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	60,000	60,281
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Frankford Hospital, ETM	5.75	1/1/19	190,000	191,136
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health System, Series A (AMBAC)	5.13	5/15/18	2,500,000	2,573,999
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jerferson Health Systems, Series A	5.00	5/15/10	250,000	257,035
Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	800,000	826,400
Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	1,300,000	1,411,423
Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC)	5.25	2/1/15	900,000	942,102
Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,000,000	1,064,130
Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	145,000	147,149
Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	735,000	763,026
Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	840,000	872,029
Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project (FGIC)	5.20	6/1/11	25,000	25,726
Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	35,000	36,021
Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital	5.95	8/1/16	350,000	357,490
Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	50,000	50,806
Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue	5.13	7/1/16	250,000	255,633
Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.20	3/1/10	150,000	154,005

Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.30	3/1/11	10,000	10,267
Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	35,000	36,099
Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.60	5/1/08	30,000	30,920
Upper Gwynedd-Towamencin Pennsylvania Municipal Authority Sewer Revenue, ETM	5.85	10/15/06	15,000	15,011
Wayne Pike Pennsylvania Joint School Authority School, ETM	6.00	12/1/07	25,000	25,412
Williamsport Pennsylvania Housing Authority Multi-Family (FHA/MBIA)	5.25	1/1/15	215,000	220,639
Womelsdorf Pennsylvania Sewer Authority, Prerefunded 2/1/07 @ 100	5.50	2/1/08	5,000	5,030
York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	500,000	494,300
York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	280,000	276,503
York Pennsylvania Housing Corp., Mortgage Revenue, Series A	6.88	11/1/09	130,000	129,987
York Township Water & Sewer, ETM	6.00	8/1/13	45,000	47,860

				63,210,676

Puerto Rico - 0.05%
University of Puerto Rico Revenues	5.50	6/1/12	275,000	275,173

Rhode Island - 0.50%
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	105,000	113,150
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	105,000	113,322
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	110,000	118,177
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	120,000	128,725
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	125,000	133,275
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	130,000	137,870
Providence Rhode Island Redevelopment Agency, Certificates Participation, Series A (RADIAN)	3.13	9/1/08	555,000	546,059
Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset GTY)	5.75	7/1/10	1,130,000	1,168,873
Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B, Zero Coupon (BIG)	0.00	11/1/12	325,000	225,657

				2,685,108

South Carolina - 0.44%
Charleston County South Carolina Residential Recovery Revenue, Foster Wheeler Charleston	5.10	1/1/08	95,000	96,617
Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	1,585,000	1,724,702
South Carolina Jobs Economic Development Authority Revenue, AMT	5.05	6/1/08	500,000	508,870
South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	67,000	68,415

				2,398,604

Tennessee - 1.03%
Bristol Tennessee Health & Education Facilities Board Revenue, ETM	6.90	1/1/07	70,000	70,565
Greenville Tennessee Health & Educational Facilities	8.70	10/1/09	95,000	102,065
Johnson City Tennessee Electricity Revenue	4.75	5/1/08	510,000	517,247
Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	385,000	416,920
Metro Government Nashville & Davidson County Tennessee (Asset GTY)	5.50	5/1/23	180,000	186,523
Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project, Series A, Prerefunded 10/1/07 @ 105	9.00	10/1/22	65,000	71,444
Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,745,000	1,779,586
Metro Government Nashville & Davidson County Tennessee, Multi-Family Housing, Welch Bend Apartments	5.50	1/1/27	530,000	531,304
Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	1,100,000	1,252,031
Tennessee State School Board Authority, Prerefunded, Series B, ETM	5.00	5/1/09	640,000	650,554

				5,578,239

Texas - 5.70%
Austin Texas Convention Enterprises, Inc., Convention Center, Series B	5.75	1/1/16	3,000,000	3,183,511
Austin Texas Convention Enterprises, Inc., Convention Center, Series B	6.00	1/1/23	2,000,000	2,121,640
Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GMNA)	6.55	12/20/34	935,000	1,042,684
Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	385,000	411,438
Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	354,000	361,094
Brazoria County Texas Municipal Utilities District No. 6	7.00	9/1/09	100,000	108,298
Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	190,000	204,476
Bryan Texas Higher Education Authority, Allen Academy	6.50	12/1/06	15,000	15,068
Bryan Texas Higher Education Authority, Allen Academy	7.30	12/1/16	435,000	446,175
Capital Area Housing Finance Corp., AMT	6.50	11/1/19	127,241	128,384
Dallas Texas Independent School District, Prerefunded 2/15/12 @ 100 (PSF)	5.50	2/15/16	4,240,000	4,625,247

Dallas Texas, GO	5.13	2/15/12	295,000	305,434
Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A	5.25	2/15/10	615,000	630,178
Del Rio Texas, GO (Asset GTY)	7.50	4/1/08	5,000	5,271
Del Rio Texas, GO (Asset GTY)	7.50	4/1/09	55,000	58,154
Del Rio Texas, GO (Asset GTY)	6.50	4/1/10	5,000	5,215
Del Rio Texas, GO (Asset GTY)	5.55	4/1/11	5,000	5,146
Del Rio Texas, GO (Asset GTY)	5.65	4/1/13	5,000	5,153
Del Rio Texas, GO (Asset GTY)	5.75	4/1/16	5,000	5,161
Del Rio Texas, GO (Asset GTY)	5.75	4/1/17	65,000	67,088
Denison Texas Hospital Authority Hospital Revenue	7.13	7/1/08	15,000	15,604
Edgewood Texas Independent School District	4.90	8/15/08	130,000	132,968
Edgewood Texas Independent School District	5.00	8/15/09	130,000	133,199
Edgewood Texas Independent School District	5.00	8/15/10	140,000	143,445
Edgewood Texas Independent School District	5.25	8/15/13	160,000	164,653
Garland Texas Certificates of Obligation	5.75	2/15/18	75,000	78,706
Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract	5.25	9/1/10	500,000	524,600
Harlingen Texas Airport Improvement Revenue (AMBAC)	4.70	2/15/11	250,000	250,108
Harris County Texas Hospital District Mortgage Revenue, (MBIA)	7.40	2/15/10	205,000	217,663
Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	415,000	433,538
Harris County Texas Municipal Utilities District No. 368	7.00	9/1/14	120,000	133,727
Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	300,000	326,817
Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	110,000	119,703
Houston Texas Sewer System Revenue	6.38	10/1/08	95,000	97,641
Kleberg County Texas Hospital Revenue, ETM	8.00	7/1/08	20,000	20,980
Lubbock Texas Health Facility Revenue	5.88	3/20/37	400,000	434,148
North Texas Health Facilities Development Corp., Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,730,000	1,766,745
Northeast Hospital Authority Texas Revenue	8.00	7/1/08	120,000	126,034
Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	11,255	11,458
Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	35,000	35,013
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	620,000	614,711
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	525,000	519,015
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	805,000	797,964

Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	845,000	838,071
Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	635,000	746,379
Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	1,945,000	2,758,068
Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	2,345,000	3,127,315
Southeast Texas Hospital Finance, ETM	6.50	5/1/09	55,000	57,278
Tarrant County Texas Health Facilities Development Revenue, South Central Nursing Homes (FHA/MBIA)	6.00	1/1/37	35,000	37,130
Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Summit Project A	5.08	9/1/27	490,000	491,049
Texarkana Texas Housing Finance Corp. Mortgage, Summer Hill, Series A (GNMA)	5.55	1/20/07	5,000	5,002
Texas State Department Housing & Community Affairs, Volente Project, AMT (FNMA)	5.00	7/1/08	90,000	91,267
Texas State Public Finance Authority Building Revenue, Department of Criminal Justice, Series A	5.25	2/1/11	300,000	306,450
Texas State Public Finance Authority Building Revenue, General Services, Series A (AMBAC)	5.50	2/1/12	250,000	258,333
Texas State Public Finance Authority, GO	5.25	10/1/09	500,000	512,095
Texas Water Development Board Revenue, Series B	5.75	7/15/12	500,000	533,590
Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue	4.75	11/15/12	200,000	205,818

				30,801,100

Utah - 0.48%
Provo City Utah Housing Authority Multi-Family, Lookout Pointe Apartments (GNMA)	6.00	7/20/08	35,000	35,111
Salt Lake City Utah Hospital Revenue, ETM	8.00	5/15/07	5,000	5,135
Utah Housing Corp., Single Family Mortgage Revenue	5.25	7/1/25	1,510,000	1,557,398
Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	795,000	826,689
Utah State Housing Finance Agency, Single Family Mortgage	5.05	7/1/12	10,000	10,041
Utah State Housing Finance Agency, Single Family Mortgage	5.50	7/1/16	15,000	15,041
Utah State Housing Finance Agency, Single Family Mortgage	5.40	7/1/20	65,000	66,251
Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT	5.40	7/1/16	30,000	30,391
Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT	5.20	7/1/11	15,000	15,059
Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT	5.25	7/1/11	25,000	25,056
Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT	5.25	7/1/12	15,000	15,000

				2,601,172

Various States - 0.86%
Municipal Mortgage & Equity Financial CDD Senior Securitization Trust, Mandatory Put 11/1/08 @ 100 (LOC)	3.38	11/1/08	4,777,368	4,668,396

Vermont - 0.05%
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.00	7/1/07	95,000	95,980
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.75	7/1/13	175,000	182,961

				278,941

Virginia - 0.21%
Chesterfield County Virginia Industrial Development Authority (LOC)	5.00	7/1/14	470,000	487,564
Chesterfield County Virginia Industrial Development Authority (LOC)	5.20	7/1/19	165,000	170,755
Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	245,000	253,367
Richmond Virginia Metro Authority Expressway Revenue, Partially Prerefunded, Balance, ETM	7.00	10/15/13	200,000	221,798

				1,133,484

Washington - 1.73%
Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	250,000	254,855
King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,780,000	2,025,053
Seattle Washington New Public Housing Authority	4.88	8/1/08	1,340,000	1,371,276
Seattle Washington New Public Housing Authority	4.88	8/1/09	1,615,000	1,672,397
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.75	4/1/28	120,000	120,036
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	245,000	241,109
Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.35	8/20/39	470,000	519,829
Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,500,000	1,554,900
Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital (RADIAN)	5.85	7/1/12	725,000	776,076
Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	135,000	136,558
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	240,000	247,920
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	200,000	206,804
Washington State, Series A, GO	5.25	7/1/12	200,000	205,784

				9,332,597

West Virginia - 1.10%
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.55	9/1/08	55,000	55,422

Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.70	9/1/09	55,000	55,471
Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	180,000	191,039
Harrison County West Virginia, Series B, Zero Coupon (AMBAC)	0.00	10/20/10	207,906	151,152
Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	585,000	605,762
Kanawha County West Virginia Single Family Mortgage Revenue, ETM	7.40	12/1/10	180,000	194,717
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	5.00	9/1/13	1,205,000	1,298,159
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/17	1,155,000	1,162,727
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,410,000	1,413,101
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	800,000	802,944

				5,930,494

Wisconsin - 1.88%
Beloit Wisconsin School District	5.00	10/1/12	250,000	253,500
Hortonville Wisconsin School District	4.90	4/1/11	100,000	102,032
LA Crosse Wisconsin, Series B	3.50	11/1/08	1,500,000	1,486,799
Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded 7/1/07 @ 100	7.38	7/1/09	25,000	25,707
Plymouth Wisconsin School District (MBIA)	4.00	4/1/13	800,000	813,736
Plymouth Wisconsin School District (MBIA)	4.00	4/1/14	835,000	848,519
Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	975,000	950,957
Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	250,000	250,198
Wisconsin Housing & Economic Development Authority, Series B, AMT	4.95	9/1/09	95,000	96,175
Wisconsin Housing & Economic Development Authority, Series C	4.60	11/1/11	1,040,000	1,081,454
Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.60	7/15/22	3,000,000	3,211,769
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.10	8/15/07	285,000	288,446
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.20	8/15/08	170,000	174,255
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.30	8/15/09	295,000	302,520
Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	120,000	120,607
Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.00	2/1/17	135,000	135,906

				10,142,580

Total Municipal Bonds (Cost $471,734,665)				477,904,973

Taxable Municipal Bond - 3.06%
Georgia - 0.29%
Fulton County Georgia Development Authority	5.75	3/1/14	1,575,000	1,561,581

Ohio - 1.56%
Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B	5.00	10/15/15	5,660,000	5,414,016
Summit County Ohio Port Authority Revenue	5.40	11/15/10	1,900,000	1,874,350
Toledo Lucas County Ohio Port Authority Development Revenue, Taxable Northwest Ohio Building Fund, Series B	5.38	11/15/11	1,160,000	1,147,634

				8,436,000

Oklahoma - 0.36%
Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	2,045,000	1,938,885

Virginia - 0.85%
Poplar Hill Virginia Community	5.50	9/1/34	4,740,000	4,611,025
Development Authority Certificates
Participation Adjustment, Series A
Total Taxable Municipal Bond (Cost $17,103,025)				16,547,491

Corporate Bonds - 5.27%
Aero Union Corp.	8.75	2/1/08	3,000,000	3,000,000
AFS Energy Savings Control *	6.35	3/1/25	5,345,000	5,264,291
Amerescosolutions Energy *	6.00	5/1/22	5,320,000	5,285,846
ASC Equipment * (b)	0.00	3/1/08	4,076,846	0
IIS/Syska Holdings Energy *	3.90	8/15/08	5,978,239	5,605,554
Kidspeace National Center of Georgia *	4.50	12/1/28	2,740,000	2,733,177
Landmark Leasing LLC, Series 2004, Cass A *	6.20	10/1/22	3,819,559	3,729,494
USDA Airtanker *	8.00	2/1/08	2,913,889	2,886,207

Total Corporate Bonds (Cost $33,178,945)				28,504,569

Mortgage Related - 1.01%
General Services Administration	5.04	9/15/21	5,666,525	5,487,576

Total Mortgage Related (Cost $5,666,525)				5,487,576

Money Market Mutual Funds - 1.07%
Blackrock Muni Fund	3.52	12/31/49	5,795,390	5,795,390

Total Money Market Mutual Funds (Cost $5,795,390)				5,795,390

Total Investments (Cost $533,478,550) - 98.79%				534,239,999
Other assets in excess of liabilities - 1.21%				6,564,859

NET ASSETS - 100.00%				$540,804,858

(a)	Variable rate security. The rate reflected is the rate in effect on September 30, 2006. The maturity date represents the actual maturity date.

(b)	Issuer has defaulted on the payment of interest.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA – American Capital Access

AMT – Alternative Minimum Tax

AMBAC – American Municipal Bond Assurance Corp.

AXA – AXA Reinsurance UK

BIG – Business Installations and Equipment Loan Guarantee

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

FGIC – Financial Guaranty Insurance Co.

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance, Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

GTY – Guaranteed

HUD – Housing and Urban Development

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

MBIA-IBC – MBIA Insured Bond Certificate

PSF – Permanent School Fund

RADIAN – Radian Group, Inc.

SONYMA – State of New York Mortgage Agency

SUB – Step-up bond

XLCA – XL Capital Assurance, Inc.

See accompanying notes to the Schedule of Investments

THE HIRTLE CALLAGHAN TRUST

Notes to Schedules of Investments — September 30, 2006

1. DESCRIPTION. The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers nine separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”) formerly The High Yield Bond Portfolio, The Short Term Municipal Portfolio (“Short Term Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the business day that such value is being determined. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. Market values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Board. In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale.

B. Securities Transactions and Investment Income. For financial reporting purposes, portfolio security transactions are reported on trade date. However, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when notified. Interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for financial reporting purposes.

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation / (Depreciation)
Value Equity Portfolio	824,451,722	165,846,687	(9,658,707)	156,187,980
Growth Equity Portfolio	1,181,319,306	221,903,629	(19,882,718)	202,020,911
Small Capitalization Portfolio	520,507,671	96,003,846	(23,483,049)	72,520,797
International Equity Portfolio	1,207,962,471	366,275,393	(16,058,002)	350,217,391
Fixed Income Portfolio	232,544,057	2,066,800	(2,239,207)	(172,407)
Fixed Income II Portfolio	264,982,031	193,660,760	(3,437,295)	(1,500,535)
Fixed Income Opportunity Portfolio	139,235,689	2,453,890	(5,554,196)	(3,100,306)
Short Term Municipal Bond Portfolio	30,851,082	60,177	(7,807)	52,370
Intermediate Term Municipal Bond Portfolio	532,734,833	8,066,339	(7,807)	1,505,166

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HIRTLE CALLAGHAN TRUST

By (Signature and Title)*	/s/ Donald E. Callaghan
Principal Executive Officer

Date	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald E. Callaghan
Principal Executive Officer

Date	November 29, 2006

By (Signature and Title)*	/s/ Robert J. Zion
Principal Financial Officer

Date	November 28, 2006

*	Print the name and title of each signing officer under his or her signature.